UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
53.9%	Fixed-Rate Obligations	144,428,567	144,428,567
22.1%	Variable-Rate Obligations	59,147,987	59,147,987
24.1%	Repurchase Agreements	64,547,108	64,547,108
100.1%	Total Investments	268,123,662	268,123,662
(0.1%)	Other Assets and Liabilities, Net		(139,945)
100.0%	Net Assets		267,983,717

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 53.9% of net assets
Asset-Backed Commercial Paper 11.2%
ALPINE SECURITIZATION LTD	a,b	1.21%		07/03/17	1,000,000	996,874
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.00%		04/05/17	1,000,000	999,889
CAFCO LLC	a,b	1.31%		07/07/17	2,000,000	1,992,994
CHARTA LLC	a,b	1.03%		06/01/17	2,000,000	1,996,509
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.22%		04/26/17	2,000,000	1,998,320
CRC FUNDING LLC	a,b	1.19%		08/01/17	2,000,000	1,992,002
GOTHAM FUNDING CORP	a,b	0.97%		04/06/17	2,000,000	1,999,731
KELLS FUNDING LLC	a,b	1.09%		05/18/17	6,000,000	5,992,007
LMA AMERICAS LLC	a,b	1.10%		04/12/17	2,000,000	1,999,328
	a,b	1.15%		06/07/17	1,000,000	997,860
MANHATTAN ASSET FUNDING CO LLC	a,b	1.02%		05/04/17	1,021,000	1,020,045
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.80%		04/04/17	1,000,000	999,933
	a,b	0.80%		04/05/17	1,000,000	999,911
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.05%		05/17/17	2,000,000	1,997,317
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.26%		06/15/17	1,000,000	997,375
VICTORY RECEIVABLES CORP	a,b	0.96%		04/05/17	3,000,000	2,999,680
						29,979,775
1

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 23.1%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		04/25/17	4,000,000	4,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/06/17	5,000,000	5,000,000
		1.34%		07/18/17	1,000,000	1,000,000
		1.35%		09/01/17	1,000,000	1,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.27%		06/20/17	1,000,000	1,000,000
		1.34%		06/29/17	3,000,000	3,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.90%		04/04/17	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%		05/16/17	2,000,000	2,000,000
CITIBANK NA (NEW YORK BRANCH)		1.11%		05/03/17	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.18%		08/08/17	2,000,000	2,000,036
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.23%		08/02/17	3,000,000	3,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.13%		06/29/17	2,000,000	2,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.36%		05/08/17	3,000,000	3,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.09%		05/12/17	2,000,000	2,000,011
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	1,000,000	1,000,000
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	2,000,000	2,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.88%		04/06/17	1,000,000	1,000,000
HSBC BANK USA NA		1.25%		08/02/17	1,000,000	1,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	1,000,000	1,000,000
		1.22%		04/05/17	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.10%		06/13/17	2,000,000	2,000,000
		1.30%		07/18/17	1,000,000	1,000,000
		1.30%		08/28/17	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.92%		04/05/17	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.10%		04/18/17	1,000,000	1,000,000
		1.05%		05/26/17	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.10%		05/11/17	3,000,000	3,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.16%		08/16/17	2,000,000	2,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.86%		04/07/17	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.06%		04/05/17	1,000,000	1,000,023
		1.08%		04/07/17	1,000,000	1,000,000
WELLS FARGO BANK NA		1.09%		04/24/17	7,000,000	7,000,000
						62,000,070
Financial Company Commercial Paper 6.9%
BANK OF NOVA SCOTIA	b	1.24%		07/05/17	1,000,000	996,754
BPCE SA	b	1.00%		05/04/17	3,500,000	3,496,792
DNB BANK ASA	b	0.86%		04/05/17	1,000,000	999,904
2

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC USA INC	b	1.14%		05/01/17	1,000,000	999,058
	b	1.16%		05/15/17	1,000,000	998,594
ING US FUNDING LLC	a	1.29%		07/03/17	2,000,000	1,993,387
MACQUARIE BANK LTD	b	1.11%		04/11/17	1,000,000	999,692
NATIONWIDE BUILDING SOCIETY	b	1.10%		04/03/17	1,000,000	999,939
	b	1.19%		07/12/17	1,000,000	996,628
NRW BANK	b	1.13%		06/27/17	1,000,000	997,269
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	2,000,000	1,997,336
UNITED OVERSEAS BANK LTD	b	1.21%		08/07/17	2,000,000	1,991,467
WESTPAC BANKING CORP	b	1.18%		08/01/17	1,000,000	996,035
						18,462,855
Non-Financial Company Commercial Paper 5.2%
GENERAL ELECTRIC CO		0.82%		04/05/17	3,000,000	2,999,727
		0.82%		04/06/17	1,000,000	999,886
		0.82%		04/07/17	2,000,000	1,999,726
TOTAL CAPITAL CANADA LTD	a,b	0.87%		04/04/17	1,000,000	999,927
TOYOTA MOTOR CREDIT CORP		1.02%		05/09/17	1,000,000	998,934
		1.09%		05/23/17	5,000,000	4,992,200
		1.21%		08/15/17	1,000,000	995,467
						13,985,867
Non-Negotiable Time Deposits 5.6%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.94%		04/05/17	3,000,000	3,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.87%		04/07/17	3,000,000	3,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		0.83%		04/04/17	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.80%		04/03/17	3,000,000	3,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.85%		04/07/17	1,000,000	1,000,000
NORDEA BANK AB (NEW YORK BRANCH)		0.81%		04/03/17	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.88%		04/03/17	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.81%		04/03/17	1,000,000	1,000,000
						15,000,000
Other Instrument 1.9%
BANK OF AMERICA NA		1.24%		07/12/17	5,000,000	5,000,000
Total Fixed-Rate Obligations
(Cost $144,428,567)						144,428,567

Variable-Rate Obligations 22.1% of net assets
Asset-Backed Commercial Paper 3.7%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.32%	04/03/17	05/02/17	2,000,000	2,000,000
	a,b	1.36%	04/11/17	07/11/17	1,000,000	1,000,900
3

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OLD LINE FUNDING LLC	a,b	1.24%	04/19/17	06/19/17	2,000,000	2,000,000
	a,b	1.17%	04/10/17	10/10/17	3,000,000	3,000,000
THUNDER BAY FUNDING LLC	a,b	1.16%	05/02/17	10/02/17	2,000,000	2,000,000
						10,000,900
Financial Company Commercial Paper 0.4%
JP MORGAN SECURITIES LLC		1.04%	04/05/17	09/05/17	1,000,000	1,000,000
Certificates of Deposit 11.9%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.25%	04/10/17	08/10/17	2,000,000	2,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.14%	04/03/17	06/01/17	2,000,000	2,000,000
		1.08%	04/18/17	09/14/17	1,000,000	1,000,000
		1.10%	04/18/17	09/15/17	2,000,000	2,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.14%	04/03/17	06/01/17	2,000,000	2,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.01%	04/03/17	09/05/17	2,000,000	2,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.15%	04/18/17	08/14/17	2,000,000	2,000,000
CHASE BANK USA NA		1.23%	04/06/17	10/06/17	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.15%	04/27/17	09/27/17	2,000,000	2,000,000
		1.15%	04/28/17	09/29/17	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.24%	04/04/17	05/04/17	1,000,000	1,000,000
		1.21%	04/18/17	08/16/17	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.54%	05/08/17	08/07/17	2,000,000	2,002,087
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.03%	04/03/17	07/03/17	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%	04/18/17	09/15/17	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.13%	04/18/17	10/17/17	2,000,000	2,000,000
		1.12%	04/10/17	12/11/17	1,000,000	1,000,000
UBS AG (STAMFORD BRANCH)		1.05%	04/11/17	09/11/17	1,000,000	1,000,000
WELLS FARGO BANK NA		1.44%	04/18/17	10/16/17	1,000,000	1,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.21%	04/21/17	08/21/17	2,000,000	2,000,000
						32,002,087
Variable Rate Demand Notes 3.8%
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
TAXABLE RB (SCONZA CANDY) SERIES 2008A (LOC: COMERICA BANK)		1.10%		04/07/17	1,125,000	1,125,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.88%		04/07/17	2,000,000	2,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.05%		04/07/17	2,000,000	2,000,000
NEW YORK CITY IDA
RB (ALLWAY TOOLS) SERIES 1997 (LOC: CITIBANK NA)		1.28%		04/07/17	20,000	20,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.90%		04/07/17	1,000,000	1,000,000
4

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		04/07/17	1,000,000	1,000,000
UNIV OF TEXAS
REVENUE FINANCING SYSTEM BONDS SERIES 2016G1		0.86%		04/07/17	1,000,000	1,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	1,000,000	1,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	1,000,000	1,000,000
						10,145,000
U.S. Treasury Debt 1.9%
UNITED STATES TREASURY		0.95%	04/03/17	10/31/17	5,000,000	5,000,000
Other Instrument 0.4%
BANK OF AMERICA NA		1.01%	04/05/17	09/05/17	1,000,000	1,000,000
Total Variable-Rate Obligations
(Cost $59,147,987)						59,147,987
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 24.1% of net assets
U.S. Government Agency Repurchase Agreements* 17.5%
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $6,180,418, 4.00%, due 02/01/44 - 05/20/46)		0.81%		04/03/17	6,000,405	6,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,120,244, 1.18% - 4.00%, due 03/31/24 - 02/01/47)		0.80%		04/03/17	4,000,267	4,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,001, 5.60% - 7.50%, due 05/09/19 - 07/15/23)	c	0.82%		04/03/17	1,000,068	1,000,000
GOLDMAN SACHS & CO
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $10,200,000, 3.30%, due 03/01/29)		0.80%		04/03/17	10,000,667	10,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $13,390,000, 3.00%, due 08/20/45)		0.83%		04/03/17	13,000,899	13,000,000
5

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $13,520,913, 3.00% - 3.50%, due 05/01/30 - 03/01/47)		0.81%		04/03/17	13,000,878	13,000,000
						47,000,000
U.S. Treasury Repurchase Agreement 0.2%
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $629,174, 5.55% - 7.93%, due 02/15/20 - 01/15/49)	d	0.80%		04/03/17	547,144	547,108
Other Repurchase Agreements** 6.4%
BNP PARIBAS SA
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,231, 0.00% - 8.75%, due 05/13/19 - 04/30/47)		1.07%		04/05/17	2,000,416	2,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,121,899, 1.66% - 9.00%, due 03/02/20 - 12/15/55)		1.07%		04/06/17	1,000,208	1,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,452, 1.48% - 2.23%, due 11/25/29 - 03/25/36)	a	1.11%		04/04/17	3,000,648	3,000,000
Issued 02/10/17, repurchase date 05/11/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,080, 1.91%, due 08/25/35)	a	1.27%		05/05/17	1,002,963	1,000,000
JP MORGAN SECURITIES LLC
Issued 03/01/17, repurchase date 08/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,952, 1.43% - 4.00%, due 11/16/18 - 09/15/42)		1.57%		06/29/17	1,005,233	1,000,000
Issued 03/21/17, repurchase date 09/18/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,158, 1.18% - 6.38%, due 02/28/24 - 11/15/67)		1.64%		06/29/17	2,009,111	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/06/17, repurchase date 05/08/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,001, 0.00%, due 08/03/20)		1.29%		05/05/17	3,009,460	3,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,102, 8.16%, due 01/27/37)		1.06%		04/03/17	1,000,088	1,000,000
6

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,240, 5.95%, due 06/26/35)		1.07%		04/05/17	1,000,208	1,000,000
Issued 01/27/17, repurchase date 07/26/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,318,056, 4.35%, due 09/18/31)		1.57%		07/04/17	2,013,781	2,000,000
						17,000,000
Total Repurchase Agreements
(Cost $64,547,108)						64,547,108

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $268,123,662.
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $57,451,750 or 21.4% of net assets.
c	Trade was executed as a Government Agency Repurchase Agreement, however, counterparty incorrectly delivered non-government agency securities as collateral.
d	Trade was executed as a Treasury Repurchase Agreement, however, counterparty incorrectly delivered non-treasury securities as collateral.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
7

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
57.9%	Fixed-Rate Obligations	361,308,538	361,308,538
24.8%	Variable-Rate Obligations	154,742,690	154,742,690
17.1%	Repurchase Agreements	106,421,166	106,421,166
99.8%	Total Investments	622,472,394	622,472,394
0.2%	Other Assets and Liabilities, Net		1,415,934
100.0%	Net Assets		623,888,328

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.9% of net assets
Asset-Backed Commercial Paper 11.0%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.03%		05/10/17	1,000,000	998,884
	a,b	1.18%		06/15/17	5,000,000	4,987,708
BARTON CAPITAL SA	a,b	0.85%		04/06/17	1,000,000	999,882
BEDFORD ROW FUNDING CORP	a,b	1.16%		04/10/17	2,000,000	1,999,425
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.00%		04/05/17	4,000,000	3,999,556
	a,b	1.00%		04/06/17	1,000,000	999,861
CHARTA LLC	a,b	1.03%		06/01/17	4,000,000	3,993,019
	a,b	1.15%		06/21/17	2,000,000	1,994,825
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.21%		04/19/17	4,000,000	3,997,600
CRC FUNDING LLC	a,b	0.90%		04/13/17	3,499,000	3,497,950
	a,b	1.19%		08/01/17	2,000,000	1,992,002
LMA AMERICAS LLC	a,b	1.15%		06/06/17	3,000,000	2,993,675
	a,b	1.15%		06/07/17	3,000,000	2,993,579
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.80%		04/04/17	6,000,000	5,999,600
	a,b	0.86%		04/07/17	1,000,000	999,857
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.92%		04/10/17	3,000,000	2,999,310
	a,b	1.20%		07/06/17	3,000,000	2,990,400
1

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Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.15%		04/13/17	1,000,000	999,617
	a,b	1.15%		04/21/17	3,000,000	2,998,083
	a,b	1.14%		05/02/17	1,000,000	999,018
	a,b	1.20%		05/10/17	1,000,000	998,700
	a,b	1.26%		06/15/17	1,000,000	997,375
THUNDER BAY FUNDING LLC	a,b	1.04%		04/25/17	5,000,000	4,996,534
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.15%		04/03/17	3,000,000	2,999,808
VICTORY RECEIVABLES CORP	a,b	1.00%		04/07/17	4,000,000	3,999,333
	a,b	0.97%		04/10/17	1,000,000	999,758
						68,425,359
Financial Company Commercial Paper 7.2%
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.22%		07/26/17	2,000,000	1,992,202
DNB BANK ASA	b	0.86%		04/05/17	8,000,000	7,999,236
HSBC USA INC	b	1.14%		05/01/17	4,000,000	3,996,233
ING US FUNDING LLC	a	1.29%		07/03/17	4,000,000	3,986,773
JP MORGAN SECURITIES LLC		1.06%		05/02/17	4,000,000	3,996,383
MACQUARIE BANK LTD	b	1.17%		06/15/17	2,000,000	1,995,125
NRW BANK	b	1.00%		04/28/17	4,000,000	3,997,000
	b	1.13%		06/27/17	5,000,000	4,986,346
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	6,000,000	5,992,007
UNITED OVERSEAS BANK LTD	b	1.22%		04/06/17	2,000,000	1,999,664
	b	1.21%		08/07/17	3,000,000	2,987,200
WESTPAC BANKING CORP	b	1.18%		08/01/17	1,000,000	996,035
						44,924,204
Non-Financial Company Commercial Paper 4.8%
BMW US CAPITAL LLC	b	0.83%		04/06/17	1,000,000	999,885
GENERAL ELECTRIC CO		0.82%		04/05/17	10,000,000	9,999,089
		0.82%		04/06/17	1,000,000	999,886
		0.82%		04/07/17	1,000,000	999,863
TOTAL CAPITAL CANADA LTD	a,b	0.87%		04/04/17	3,000,000	2,999,783
TOYOTA MOTOR CREDIT CORP		1.02%		05/09/17	5,000,000	4,994,669
		1.26%		07/10/17	3,000,000	2,989,583
		1.20%		07/31/17	6,000,000	5,976,002
						29,958,760
Certificates of Deposit 24.2%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		04/25/17	4,000,000	4,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.28%		07/07/17	3,000,000	3,000,000
BANK OF THE WEST		0.94%		04/05/17	1,000,000	1,000,000
2

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Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/06/17	7,000,000	7,000,000
		1.30%		04/24/17	1,000,000	1,000,000
		1.26%		06/05/17	1,000,000	1,000,000
		1.30%		08/15/17	1,000,000	1,000,000
		1.36%		08/15/17	3,000,000	3,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.34%		06/29/17	7,000,000	7,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.90%		04/04/17	1,000,000	1,000,000
		0.89%		04/05/17	2,000,000	2,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%		05/16/17	3,000,000	3,000,000
CITIBANK NA (NEW YORK BRANCH)		1.06%		04/12/17	1,000,000	1,000,000
		1.18%		06/06/17	7,000,000	7,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.19%		04/19/17	4,000,000	4,000,010
		1.18%		08/08/17	5,000,000	5,000,089
		1.16%		08/18/17	2,000,000	2,000,038
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.23%		08/02/17	4,000,000	4,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.43%		05/22/17	4,000,000	4,000,000
		1.51%		06/16/17	2,000,000	2,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.11%		05/24/17	2,000,000	2,000,015
		1.20%		07/05/17	3,000,000	3,000,040
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	2,000,000	2,000,000
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	1,000,000	1,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.88%		04/06/17	5,000,000	5,000,000
HSBC BANK PLC		1.23%		04/03/17	2,000,000	2,000,000
		1.19%		08/09/17	3,000,000	3,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.22%		04/05/17	6,000,000	6,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.93%		04/04/17	1,000,000	1,000,000
		0.90%		04/06/17	1,000,000	1,000,000
		0.99%		04/20/17	4,000,000	4,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		0.93%		05/02/17	2,000,000	2,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.08%		05/16/17	3,000,000	3,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.25%		04/17/17	2,000,000	2,000,000
		1.30%		08/28/17	3,000,000	3,000,000
NATIXIS (NEW YORK BRANCH)		0.89%		04/03/17	2,000,000	2,000,000
		0.87%		04/04/17	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.08%		05/02/17	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.05%		05/26/17	3,000,000	3,000,000
		1.30%		08/01/17	1,000,000	1,000,000
		1.35%		08/01/17	3,000,000	3,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.88%		04/05/17	2,000,000	2,000,000
		1.10%		05/10/17	2,000,000	2,000,000
		1.10%		05/11/17	7,000,000	7,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%		07/26/17	2,000,000	2,000,000
3

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Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SWEDBANK AB (NEW YORK BRANCH)		0.86%		04/07/17	4,000,000	4,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.06%		04/05/17	1,000,000	1,000,023
		1.08%		04/07/17	4,000,000	4,000,000
		1.18%		08/01/17	2,000,000	2,000,000
		1.18%		09/01/17	3,000,000	3,000,000
UBS AG (STAMFORD BRANCH)		1.35%		08/17/17	4,000,000	4,000,000
WELLS FARGO BANK NA		1.09%		04/24/17	1,000,000	1,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	5,000,000	5,000,000
						151,000,215
Non-Negotiable Time Deposits 8.6%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.94%		04/05/17	8,000,000	8,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.87%		04/07/17	10,000,000	10,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		0.83%		04/04/17	4,000,000	4,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		0.86%		04/07/17	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.80%		04/03/17	10,000,000	10,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.86%		04/05/17	1,000,000	1,000,000
		0.85%		04/07/17	4,000,000	4,000,000
NORDEA BANK AB (NEW YORK BRANCH)		0.81%		04/03/17	4,000,000	4,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.88%		04/03/17	2,000,000	2,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.77%		04/03/17	2,000,000	2,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.81%		04/03/17	8,000,000	8,000,000
						54,000,000
Other Instruments 2.1%
BANK OF AMERICA NA		1.07%		05/08/17	1,000,000	1,000,000
		1.24%		07/12/17	4,000,000	4,000,000
		1.21%		08/03/17	4,000,000	4,000,000
		1.20%		08/07/17	3,000,000	3,000,000
		1.19%		08/14/17	1,000,000	1,000,000
						13,000,000
Total Fixed-Rate Obligations
(Cost $361,308,538)						361,308,538

Variable-Rate Obligations 24.8% of net assets
Asset-Backed Commercial Paper 1.8%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%	04/13/17	09/13/17	5,000,000	5,000,000
OLD LINE FUNDING LLC	a,b	1.24%	04/19/17	06/19/17	3,000,000	3,000,000
	a,b	1.04%	04/12/17	09/12/17	3,000,000	3,000,000
						11,000,000
4

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 0.5%
BANK OF NOVA SCOTIA	b	1.33%	04/13/17	02/13/18	2,000,000	2,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.05%	04/10/17	09/08/17	1,000,000	1,000,000
						3,000,000
Certificates of Deposit 16.5%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.25%	04/10/17	08/10/17	5,000,000	5,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.14%	04/03/17	06/01/17	9,000,000	9,000,000
		1.10%	04/18/17	09/15/17	2,000,000	2,000,000
		1.17%	04/21/17	09/21/17	3,000,000	3,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.14%	04/03/17	06/01/17	4,000,000	4,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.01%	04/03/17	09/05/17	2,000,000	2,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.15%	04/18/17	08/14/17	4,000,000	4,000,000
CHASE BANK USA NA		1.23%	04/06/17	10/06/17	7,000,000	7,000,000
CITIBANK NA (NEW YORK BRANCH)		1.17%	04/28/17	08/29/17	5,000,000	5,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.20%	04/10/17	06/08/17	2,000,000	2,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.47%	04/10/17	06/08/17	2,000,000	2,000,000
		1.12%	04/13/17	09/13/17	4,000,000	4,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.71%		05/17/17	4,000,000	4,001,333
		1.39%	04/18/17	08/17/17	2,000,000	2,000,314
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.24%	04/04/17	05/04/17	2,000,000	2,000,000
		1.02%	04/06/17	09/06/17	3,000,000	3,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.41%	04/03/17	05/03/17	2,000,000	2,000,000
		1.58%	04/19/17	06/19/17	2,000,000	2,000,000
		1.54%	05/08/17	08/07/17	1,000,000	1,001,043
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.05%	04/07/17	07/07/17	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%	04/18/17	09/15/17	4,000,000	4,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.18%	04/18/17	08/17/17	4,000,000	4,000,000
		1.13%	04/18/17	10/17/17	5,000,000	5,000,000
UBS AG (STAMFORD BRANCH)		1.16%	04/13/17	08/14/17	4,000,000	4,000,000
WELLS FARGO BANK NA		1.44%	04/18/17	10/16/17	17,000,000	17,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.21%	04/21/17	08/21/17	3,000,000	3,000,000
						103,002,690
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY		0.95%	04/03/17	10/31/17	3,000,000	3,000,000
Variable Rate Demand Notes 4.3%
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)		1.00%		04/07/17	3,450,000	3,450,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.88%		04/07/17	1,000,000	1,000,000
5

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)		1.10%		04/07/17	2,840,000	2,840,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (KAISER PERMANENTE) SERIES 2002B		0.90%		04/07/17	2,000,000	2,000,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)		1.08%		04/07/17	1,500,000	1,500,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.05%		04/07/17	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)		1.00%		04/07/17	1,305,000	1,305,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.90%		04/07/17	1,000,000	1,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		04/07/17	2,000,000	2,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.03%		04/07/17	1,000,000	1,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.06%		04/07/17	1,000,000	1,000,000
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	1,000,000	1,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	1,000,000	1,000,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 3 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	1,000,000	1,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	1,000,000	1,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	1,000,000	1,000,000
YMCA OF THE NORTHWOODS
VARIABLE RATE DEMAND NOTES SERIES 2014A (LOC: FEDERAL HOME LOAN BANKS)		1.03%		04/07/17	3,645,000	3,645,000
						26,740,000
Other Instrument 0.6%
BANK OF AMERICA NA		1.01%	04/05/17	09/05/17	4,000,000	4,000,000
Non-Financial Company Commercial Paper 0.6%
TOYOTA MOTOR CREDIT CORP		1.22%	04/13/17	11/06/17	4,000,000	4,000,000
Total Variable-Rate Obligations
(Cost $154,742,690)						154,742,690
6

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 17.1% of net assets
U.S. Government Agency Repurchase Agreements* 10.8%
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $14,420,974, 2.36% - 4.00%, due 06/01/40 - 10/01/46)		0.81%		04/03/17	14,000,945	14,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,000, 7.50% - 7.93%, due 02/15/20 - 07/15/23)	c	0.82%		04/03/17	3,000,205	3,000,000
GOLDMAN SACHS & CO
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $18,360,000, 4.00%, due 08/01/42 - 06/01/45)		0.80%		04/03/17	18,001,200	18,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $31,930,000, 3.00%, due 08/20/45)		0.83%		04/03/17	31,002,144	31,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $1,030,001, 3.50%, due 03/01/32)		0.81%		04/03/17	1,000,068	1,000,000
						67,000,000
U.S. Treasury Repurchase Agreement 0.2%
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,634,342, 5.60% - 7.50%, due 05/09/19 - 07/15/23)	d	0.80%		04/03/17	1,421,261	1,421,166
Other Repurchase Agreements** 6.1%
BNP PARIBAS SA
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,751,817, 0.00% - 8.75%, due 05/13/19 - 01/01/49)		1.07%		04/05/17	5,001,040	5,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,240, 9.00%, due 07/15/23)		1.07%		04/06/17	1,000,208	1,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,949, 1.14% - 3.23%, due 08/25/35 - 02/25/47)	a	1.11%		04/04/17	1,000,216	1,000,000
Issued 02/10/17, repurchase date 05/11/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,803,233, 1.19% - 2.48%, due 06/25/35 - 10/25/37)	a	1.27%		05/05/17	12,035,560	12,000,000
7

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 03/01/17, repurchase date 08/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,757,779, 1.13% - 7.88%, due 02/28/24 - 12/15/67)		1.57%		06/29/17	5,026,167	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/06/17, repurchase date 05/08/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,000, 0.00%, due 08/03/20)		1.29%		05/05/17	4,012,613	4,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,102, 7.05%, due 01/28/36)		1.06%		04/03/17	1,000,088	1,000,000
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,957, 4.00%, due 05/17/47)		1.07%		04/04/17	4,000,832	4,000,000
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,239, 3.48% - 8.16%, due 09/26/35 - 01/27/37)		1.07%		04/05/17	1,000,208	1,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,239, 4.00% - 4.54%, due 05/17/47 - 09/17/58)		1.07%		04/06/17	1,000,208	1,000,000
Issued 01/27/17, repurchase date 07/26/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,477,083, 4.35%, due 09/18/31)		1.57%		07/04/17	3,020,672	3,000,000
						38,000,000
Total Repurchase Agreements
(Cost $106,421,166)						106,421,166

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $622,472,394.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $126,368,475 or 20.3% of net assets.
c	Trade was executed as a Government Agency Repurchase Agreement, however, counterparty incorrectly delivered non-government agency securities as collateral.
d	Trade was executed as a Treasury Repurchase Agreement, however, counterparty incorrectly delivered non-treasury securities as collateral.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

8

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
9

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88395MAR17
10

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.5%	Fixed-Rate Obligations	9,293,099,067	9,293,099,067
21.4%	Variable-Rate Obligations	3,335,430,932	3,335,430,932
19.0%	Repurchase Agreements	2,975,720,647	2,975,720,647
99.9%	Total Investments	15,604,250,646	15,604,250,646
0.1%	Other Assets and Liabilities, Net		10,514,585
100.0%	Net Assets		15,614,765,231

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.5% of net assets
Asset-Backed Commercial Paper 7.3%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.03%		05/08/17	22,000,000	21,976,711
	a,b	1.03%		05/10/17	2,000,000	1,997,768
	a,b	1.15%		06/06/17	9,000,000	8,981,025
BARTON CAPITAL SA	a,b	1.15%		04/03/17	14,000,000	13,999,106
	a,b	0.85%		04/06/17	35,000,000	34,995,868
	a,b	1.05%		05/10/17	7,000,000	6,992,037
	a,b	1.15%		06/09/17	1,000,000	997,796
BEDFORD ROW FUNDING CORP	a,b	1.16%		04/05/17	31,000,000	30,996,039
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.92%		04/03/17	17,000,000	16,999,131
	a,b	1.00%		04/05/17	9,000,000	8,999,000
	a,b	1.00%		04/06/17	7,000,000	6,999,028
	a,b	1.00%		04/07/17	22,000,000	21,996,333
CAFCO LLC	a,b	1.21%		06/07/17	60,000,000	59,866,000
CHARTA LLC	a,b	1.03%		06/01/17	22,000,000	21,961,604
	a,b	1.21%		06/07/17	50,000,000	49,888,333
	a,b	1.26%		06/12/17	6,000,000	5,985,000
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.26%		04/12/17	123,000,000	122,953,021
	a	1.22%		04/26/17	1,000,000	999,160
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.21%		04/19/17	4,000,000	3,997,600
	a,b	1.24%		04/25/17	59,000,000	58,951,620
	a,b	1.31%		06/22/17	5,000,000	4,985,194
1

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CRC FUNDING LLC	a,b	0.90%		04/13/17	40,000,000	39,988,000
KELLS FUNDING LLC	a,b	0.97%		04/06/17	16,000,000	15,999,138
	a,b	1.04%		04/13/17	83,000,000	82,978,420
	a,b	1.00%		05/24/17	6,000,000	5,992,000
LMA AMERICAS LLC	a,b	1.05%		05/05/17	54,000,000	53,946,450
	a,b	1.05%		05/16/17	62,000,000	61,918,625
	a,b	1.15%		06/06/17	36,000,000	35,924,100
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.80%		04/04/17	78,000,000	77,994,800
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.05%		05/15/17	3,000,000	2,996,150
	a,b	1.05%		05/17/17	49,000,000	48,934,258
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.15%		04/13/17	22,000,000	21,991,567
	a,b	1.15%		04/21/17	12,000,000	11,992,333
	a,b	1.26%		06/15/17	71,000,000	70,813,625
	a,b	1.28%		07/13/17	17,000,000	16,937,742
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.15%		04/03/17	5,000,000	4,999,681
	a,b	1.08%		05/16/17	73,000,000	72,901,450
						1,131,825,713
Financial Company Commercial Paper 7.2%
BPCE SA	b	1.00%		05/04/17	20,000,000	19,981,667
COOPERATIEVE RABOBANK UA		1.20%		08/07/17	5,000,000	4,978,844
DNB BANK ASA	b	0.86%		04/05/17	220,000,000	219,978,978
HSBC USA INC	b	1.24%		04/06/17	5,000,000	4,999,142
	b	1.14%		05/01/17	74,000,000	73,930,317
	b	1.16%		05/15/17	35,000,000	34,950,806
	b	1.21%		06/22/17	5,000,000	4,986,333
ING US FUNDING LLC	a	1.29%		07/03/17	75,000,000	74,752,000
MACQUARIE BANK LTD	b	1.15%		06/26/17	78,000,000	77,785,717
NATIONWIDE BUILDING SOCIETY	b	1.19%		07/12/17	100,000,000	99,662,833
NRW BANK	b	1.05%		04/13/17	4,750,000	4,748,338
	b	1.00%		04/28/17	153,000,000	152,885,250
	b	1.13%		06/27/17	74,000,000	73,797,918
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	20,000,000	19,973,356
UNITED OVERSEAS BANK LTD	b	1.06%		04/03/17	48,000,000	47,997,173
	b	1.22%		04/06/17	59,000,000	58,990,085
	b	1.21%		04/13/17	38,000,000	37,984,800
	b	1.21%		08/07/17	52,000,000	51,778,133
WESTPAC BANKING CORP	b	1.06%		04/28/17	58,000,000	57,953,890
						1,122,115,580
Certificates of Deposit 32.8%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		04/25/17	39,000,000	39,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.11%		04/17/17	66,000,000	66,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.24%		07/03/17	50,000,000	50,000,000
2

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF THE WEST		0.94%		04/05/17	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/24/17	82,000,000	82,000,000
		1.24%		05/22/17	1,000,000	1,000,000
		1.27%		05/26/17	42,000,000	42,000,000
		1.26%		06/05/17	3,000,000	3,000,000
		1.33%		07/12/17	73,000,000	73,000,000
		1.34%		07/18/17	63,000,000	63,000,000
		1.33%		07/20/17	65,000,000	65,000,000
		1.36%		09/08/17	33,000,000	33,000,000
		1.41%		09/18/17	13,000,000	13,000,000
		1.41%		10/02/17	12,000,000	12,000,304
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.34%		06/29/17	194,000,000	194,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.90%		04/04/17	86,000,000	86,000,000
		0.89%		04/05/17	28,000,000	28,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%		05/16/17	113,000,000	113,000,000
		1.16%		08/18/17	124,000,000	124,000,000
CITIBANK NA (NEW YORK BRANCH)		1.06%		04/12/17	79,000,000	79,000,000
		1.12%		04/28/17	120,000,000	120,000,000
		1.22%		06/05/17	49,000,000	49,000,000
		1.18%		06/06/17	167,000,000	167,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.16%		04/03/17	100,000,000	100,000,028
		1.19%		04/19/17	16,000,000	16,000,040
		1.22%		07/05/17	65,000,000	65,000,000
		1.18%		08/08/17	140,000,000	140,002,493
		1.16%		08/18/17	9,000,000	9,000,173
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.05%		06/14/17	10,000,000	10,000,000
		1.23%		08/02/17	80,000,000	80,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.87%		04/04/17	140,000,000	140,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.36%		05/08/17	15,000,000	15,000,000
		1.43%		05/22/17	30,000,000	30,000,000
		1.51%		06/16/17	93,000,000	93,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.16%		07/13/17	155,000,000	155,002,210
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	79,000,000	79,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.88%		04/06/17	154,000,000	154,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.24%		04/04/17	50,000,000	50,000,000
		1.22%		04/05/17	91,000,000	91,000,000
		1.27%		06/14/17	66,000,000	66,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.90%		04/06/17	105,000,000	105,000,000
		0.99%		04/20/17	50,000,000	50,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.08%		05/16/17	29,000,000	29,000,000
		1.06%		06/12/17	25,000,000	25,000,000
		1.06%		06/13/17	52,000,000	52,000,000
		1.33%		07/18/17	95,000,000	95,002,831
3

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)		1.12%		04/03/17	115,000,000	115,000,000
		1.25%		04/17/17	93,000,000	93,000,000
		1.30%		07/18/17	3,000,000	3,000,000
NATIXIS (NEW YORK BRANCH)		0.89%		04/03/17	57,000,000	57,000,000
		0.87%		04/04/17	18,000,000	18,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.26%		07/05/17	130,000,000	130,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.25%		04/03/17	24,000,000	24,000,000
		1.05%		05/26/17	143,000,000	143,000,000
		1.33%		07/05/17	14,000,000	14,000,000
		1.35%		08/01/17	7,000,000	7,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.10%		05/10/17	106,000,000	106,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		1.04%		05/26/17	43,000,000	43,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.22%		07/05/17	10,000,000	10,000,000
		1.21%		07/26/17	264,000,000	264,000,000
		1.16%		08/16/17	43,000,000	43,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.86%		04/07/17	147,000,000	147,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.06%		04/05/17	39,000,000	39,000,900
		1.08%		04/07/17	10,000,000	10,000,000
		1.08%		04/10/17	21,000,000	21,000,000
		1.18%		08/01/17	54,000,000	54,000,000
		1.18%		09/01/17	114,000,000	114,000,000
UBS AG (STAMFORD BRANCH)		1.16%		08/10/17	109,000,000	109,000,000
WELLS FARGO BANK NA		1.10%		05/01/17	246,000,000	246,000,000
		1.09%		05/12/17	117,000,000	117,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	50,000,000	50,000,000
						5,129,008,979
Non-Financial Company Commercial Paper 2.5%
BMW US CAPITAL LLC	b	0.83%		04/06/17	14,000,000	13,998,386
CARGILL INC	b	0.81%		04/05/17	8,000,000	7,999,280
DANAHER CORPORATION	b	0.85%		04/06/17	44,000,000	43,994,806
GENERAL ELECTRIC CO		0.82%		04/05/17	45,000,000	44,995,900
		0.82%		04/06/17	22,000,000	21,997,494
		0.82%		04/07/17	19,000,000	18,997,403
TOTAL CAPITAL CANADA LTD	a,b	0.87%		04/04/17	78,000,000	77,994,345
TOYOTA MOTOR CREDIT CORP		1.11%		05/31/17	150,000,000	149,725,000
		1.26%		07/10/17	15,500,000	15,446,181
						395,148,795
Non-Negotiable Time Deposits 7.5%
ABBEY NATIONAL TREASURY SERVICES PLC (CAYMAN ISLANDS BRANCH)	a	0.81%		04/03/17	100,000,000	100,000,000
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.94%		04/05/17	233,000,000	233,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.87%		04/07/17	130,000,000	130,000,000
4

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		0.83%		04/04/17	85,000,000	85,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		0.86%		04/07/17	13,000,000	13,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.80%		04/03/17	247,000,000	247,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.85%		04/07/17	30,000,000	30,000,000
NORDEA BANK AB (NEW YORK BRANCH)		0.81%		04/03/17	112,000,000	112,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.77%		04/03/17	77,000,000	77,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.81%		04/03/17	72,000,000	72,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		0.87%		04/06/17	70,000,000	70,000,000
						1,169,000,000
Other Instruments 2.2%
BANK OF AMERICA NA		1.14%		04/17/17	41,000,000	41,000,000
		1.08%		05/11/17	65,000,000	65,000,000
		1.22%		08/08/17	240,000,000	240,000,000
						346,000,000
Total Fixed-Rate Obligations
(Cost $9,293,099,067)						9,293,099,067

Variable-Rate Obligations 21.4% of net assets
Asset-Backed Commercial Paper 1.4%
BEDFORD ROW FUNDING CORP	a,b	1.27%		04/07/17	25,000,000	25,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%	04/13/17	09/13/17	88,000,000	88,000,000
OLD LINE FUNDING LLC	a,b	1.24%	04/19/17	06/19/17	5,000,000	5,000,000
	a,b	1.17%	04/10/17	10/10/17	14,000,000	14,000,000
THUNDER BAY FUNDING LLC	a,b	1.04%	04/10/17	07/10/17	17,000,000	17,000,000
	a,b	1.06%	04/13/17	07/13/17	25,000,000	25,000,000
	a,b	1.16%	05/02/17	10/02/17	50,000,000	50,000,000
						224,000,000
Financial Company Commercial Paper 2.6%
BANK OF NOVA SCOTIA	b	1.33%	04/13/17	02/13/18	150,000,000	150,000,000
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.43%	04/27/17	07/27/17	24,000,000	24,000,000
JP MORGAN SECURITIES LLC		1.04%	04/05/17	09/05/17	132,000,000	132,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.04%	04/06/17	09/06/17	83,000,000	83,000,000
	b	1.05%	04/10/17	09/08/17	12,000,000	12,000,000
						401,000,000
Certificates of Deposit 12.8%
BANK OF MONTREAL (CHICAGO BRANCH)		1.14%	04/03/17	06/01/17	146,000,000	146,000,000
		1.10%	04/18/17	09/15/17	139,000,000	139,000,000
		1.17%	04/21/17	09/21/17	14,000,000	14,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.01%	04/03/17	09/05/17	156,000,000	156,000,000
5

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.15%	04/18/17	08/14/17	9,000,000	9,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.13%	04/03/17	06/01/17	16,000,000	16,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.47%	04/10/17	06/08/17	10,000,000	10,000,000
		1.19%	04/10/17	09/11/17	23,000,000	23,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.71%		05/17/17	57,000,000	57,018,991
		1.58%	04/24/17	05/22/17	15,000,000	15,000,000
		1.39%	04/18/17	08/17/17	32,000,000	32,005,032
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.24%	04/04/17	05/04/17	82,000,000	82,000,000
		0.99%	04/07/17	09/07/17	50,000,000	50,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.37%	04/03/17	05/02/17	39,000,000	39,000,000
		1.58%	04/19/17	06/19/17	143,000,000	143,000,000
		1.54%	05/08/17	08/07/17	21,000,000	21,021,909
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.03%	04/03/17	07/03/17	86,000,000	86,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.18%	04/18/17	08/17/17	128,000,000	128,000,000
		1.13%	04/18/17	10/17/17	32,000,000	32,000,000
		1.12%	04/10/17	12/11/17	154,000,000	154,000,000
UBS AG (STAMFORD BRANCH)		1.16%	04/13/17	08/14/17	58,000,000	58,000,000
		1.05%	04/11/17	09/11/17	66,000,000	66,000,000
WELLS FARGO BANK NA		1.27%	04/10/17	05/09/17	15,000,000	15,000,000
		1.44%	04/18/17	10/16/17	210,000,000	210,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.20%		06/05/17	91,000,000	91,000,000
		1.58%	06/27/17	09/27/17	210,000,000	210,000,000
						2,002,045,932
U.S. Treasury Debt 0.8%
UNITED STATES TREASURY		0.95%	04/03/17	10/31/17	120,000,000	120,000,000
Variable Rate Demand Notes 2.9%
BRECKENRIDGE TERRACE LLC, CO
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)		1.08%		04/07/17	1,000,000	1,000,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.88%		04/07/17	15,000,000	15,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (KAISER PERMANENTE) SERIES 2002B		0.90%		04/07/17	12,000,000	12,000,000
RB (KAISER PERMANENTE) SERIES 2002E		0.90%		04/07/17	19,000,000	19,000,000
RB (KAISER PERMANENTE) SERIES 2008B		0.90%		04/07/17	28,000,000	28,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)		1.08%		04/07/17	2,410,000	2,410,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.98%		04/07/17	1,790,000	1,790,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.05%		04/07/17	49,000,000	49,000,000
6

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MAINE STATE HOUSING AUTH
TAXABLE MORTGAGE PURCHASE RB SERIES 2013G (LIQ: BARCLAYS BANK PLC)		1.00%		04/07/17	10,000,000	10,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		04/07/17	56,000,000	56,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.90%		04/07/17	6,000,000	6,000,000
NEW YORK STATE URBAN DEVELOPMENT CORP
STATE PERSONAL INCOME TAX RB SERIES 2004A3C (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	9,700,000	9,700,000
STATE PERSONAL INCOME TAX RB SERIES 2004A3D (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	10,000,000	10,000,000
NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.00%		04/07/17	36,000,000	36,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.03%		04/07/17	25,000,000	25,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	1.03%		04/07/17	3,000,000	3,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		04/07/17	7,000,000	7,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.06%		04/07/17	5,200,000	5,200,000
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	18,400,000	18,400,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	14,000,000	14,000,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	11,000,000	11,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	15,000,000	15,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 3 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	5,000,000	5,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)		1.08%		04/07/17	2,885,000	2,885,000
UNIV OF TEXAS
REVENUE FINANCING SYSTEM BONDS SERIES 2016G1		0.86%		04/07/17	20,000,000	20,000,000
REVENUE FINANCING SYSTEM BONDS SERIES 2016G2		0.86%		04/07/17	5,000,000	5,000,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)		0.95%		04/07/17	30,000,000	30,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	6,000,000	6,000,000
7

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	26,000,000	26,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	4,000,000	4,000,000
						453,385,000
Other Instrument 0.9%
BANK OF AMERICA NA		1.26%	04/10/17	05/08/17	135,000,000	135,000,000
Total Variable-Rate Obligations
(Cost $3,335,430,932)						3,335,430,932
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 19.0% of net assets
U.S. Government Agency Repurchase Agreements* 3.2%
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $26,781,808, 2.64% - 5.00%, due 05/01/41 - 02/01/47)		0.81%		04/03/17	26,001,755	26,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $142,694,372, 1.25% - 10.00%, due 11/15/17 - 08/01/48)		0.80%		04/03/17	139,009,267	139,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $77,520,076, 2.50%, due 05/15/46)		0.82%		04/03/17	76,005,193	76,000,000
GOLDMAN SACHS & CO
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $24,480,000, 3.50% - 4.50%, due 09/01/32 - 01/01/44)		0.80%		04/03/17	24,001,600	24,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $35,020,000, 3.00%, due 08/20/45)		0.83%		04/03/17	34,002,352	34,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $39,140,000, 4.00%, due 02/01/47)		0.81%		04/03/17	38,002,565	38,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $178,892,075, 3.00% - 3.50%, due 04/01/37 - 03/01/47)		0.81%		04/03/17	172,011,610	172,000,000
						509,000,000
8

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 9.6%
BANK OF MONTREAL
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $28,561,911, 0.63% - 2.63%, due 11/30/17 - 01/31/24)		0.78%		04/03/17	28,001,820	28,000,000
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $99,966,614, 0.75% - 2.00%, due 10/31/17 - 05/15/23)		0.79%		04/03/17	98,006,452	98,000,000
BARCLAYS CAPITAL INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $7,140,060, 1.38%, due 05/31/20)		0.79%		04/03/17	7,000,461	7,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $47,943,258, 1.00% - 2.25%, due 10/15/19 - 04/30/21)		0.80%		04/03/17	47,003,133	47,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $24,195,108, 0.88%, due 02/15/47)		0.80%		04/03/17	23,722,228	23,720,647
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $1,278,079,974, 3.13%, due 11/15/41)		0.75%		04/03/17	1,278,079,875	1,278,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $17,341,252, 2.25%, due 02/15/27)		0.80%		04/03/17	17,001,133	17,000,000
						1,498,720,647
Other Repurchase Agreements** 6.2%
BNP PARIBAS SA
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $166,287,565, 0.00% - 14.00%, due 05/01/18 - 07/25/46)		1.07%		04/05/17	145,030,168	145,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $58,075,438, 5.00% - 10.50%, due 03/15/19 - 12/31/99)		1.07%		04/06/17	51,010,611	51,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,201,800, 1.08% - 5.59%, due 05/25/35 - 12/25/36)	a	1.11%		04/04/17	8,001,727	8,000,000
9

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 02/10/17, repurchase date 05/11/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $372,600,671, 0.15% - 6.23%, due 07/25/23 - 12/15/59)	a	1.27%		05/05/17	324,960,120	324,000,000
JP MORGAN SECURITIES LLC
Issued 03/01/17, repurchase date 08/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $52,969,937, 1.12% - 7.88%, due 02/13/18 - 12/15/67)		1.57%		06/29/17	46,240,733	46,000,000
Issued 03/21/17, repurchase date 09/18/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $154,170,273, 0.00% - 7.88%, due 11/16/18 - 12/15/67)		1.64%		06/29/17	134,610,444	134,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/06/17, repurchase date 05/08/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $97,750,000, 0.00%, due 10/01/20)		1.29%		05/05/17	85,268,033	85,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,508, 2.79% - 6.50%, due 02/25/31 - 10/27/37)		1.06%		04/03/17	5,000,442	5,000,000
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $88,569,050, 3.12% - 9.13%, due 10/01/20 - 10/18/52)		1.07%		04/04/17	77,016,020	77,000,000
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,859,332, 3.84% - 6.00%, due 06/26/35 - 01/16/60)		1.07%		04/05/17	39,008,114	39,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,052,170, 1.30% - 3.57%, due 04/16/17 - 01/10/23)		1.07%		04/06/17	7,001,456	7,000,000
Issued 01/27/17, repurchase date 07/26/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,636,110, 9.13%, due 01/18/22)		1.57%		07/04/17	4,027,562	4,000,000
10

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 02/16/17, repurchase date 08/15/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,841,198, 1.25% - 2.35%, due 09/15/17 - 05/21/20)		1.58%		07/04/17	43,260,437	43,000,000
						968,000,000
Total Repurchase Agreements
(Cost $2,975,720,647)						2,975,720,647

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $15,604,250,646.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,862,845,085 or 18.3% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
11

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47712MAR17
12

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
38.5%	Fixed-Rate Obligations	12,259,701,769	12,259,701,769
19.0%	Variable-Rate Obligations	6,068,551,305	6,068,551,305
42.5%	Repurchase Agreements	13,529,422,284	13,529,422,284
100.0%	Total Investments	31,857,675,358	31,857,675,358
0.0%	Other Assets and Liabilities, Net		3,596,646
100.0%	Net Assets		31,861,272,004

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 38.5% of net assets
U.S. Government Agency Debt 36.8%
FEDERAL HOME LOAN BANKS		0.49%		04/07/17	485,000,000	484,960,473
		0.50%		04/12/17	369,500,000	369,443,549
		0.54%		04/17/17	35,000,000	34,991,678
		0.54%		04/19/17	369,100,000	369,000,172
		0.55%		04/21/17	250,000,000	249,924,167
		0.54%		04/24/17	45,000,000	44,984,475
		0.54%		04/26/17	540,000,000	539,799,375
		0.55%		04/28/17	295,000,000	294,878,534
		0.51%		05/03/17	500,000,000	499,774,222
		0.53%		05/05/17	121,000,000	120,939,547
		0.55%		05/10/17	243,000,000	242,856,002
		0.57%		05/10/17	339,000,000	338,792,871
		0.59%		05/12/17	489,000,000	488,671,419
		0.88%		05/24/17	73,000,000	73,035,087
		0.55%		05/25/17	64,500,000	64,446,787
		0.73%		06/02/17	147,350,000	147,164,748
		0.73%		06/06/17	25,000,000	24,966,542
		0.63%		06/07/17	495,000,000	494,424,219
		0.64%		06/09/17	496,000,000	495,392,524
		0.79%		06/21/17	292,000,000	291,484,255
		0.65%		06/23/17	17,000,000	16,974,524
		0.79%		06/28/17	465,000,000	464,102,956
		0.67%		06/29/17	13,000,000	12,978,467
		0.63%		07/07/17	397,200,000	396,525,753
1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.80%		07/12/17	268,000,000	267,392,533
		0.61%		07/14/17	497,000,000	496,124,175
		0.62%		07/14/17	30,000,000	29,946,267
		0.66%		07/17/17	6,000,000	5,988,230
		0.62%		07/19/17	586,500,000	585,402,561
		0.64%		07/21/17	761,300,000	759,803,345
		0.83%		07/24/17	97,000,000	96,746,587
		0.64%		07/26/17	742,000,000	740,472,222
		0.64%		07/28/17	250,000,000	249,477,194
		0.70%		08/11/17	4,000,000	3,989,733
		0.67%		08/16/17	488,000,000	486,755,736
		0.67%		08/18/17	244,000,000	243,368,786
		0.70%		08/23/17	296,000,000	295,177,120
		0.68%		08/25/17	239,000,000	238,337,014
		0.70%		08/30/17	240,000,000	239,300,367
		0.75%		09/08/17	116,000,000	115,908,603
FEDERAL HOME LOAN MORTGAGE CORPORATION		5.00%		04/18/17	2,800,000	2,805,785
		0.75%		07/14/17	29,000,000	28,992,474
		1.00%		07/28/17	25,000,000	25,028,312
		0.83%		08/08/17	243,000,000	242,277,277
		1.00%		09/29/17	2,000,000	2,000,580
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.56%		04/03/17	100,000	99,997
						11,715,907,244
U.S. Treasury Debt 1.7%
UNITED STATES TREASURY		0.88%		04/15/17	83,000,000	83,011,598
		0.75%		06/30/17	234,000,000	233,973,387
		2.38%		07/31/17	50,000,000	50,302,219
		1.00%		12/15/17	176,500,000	176,507,321
						543,794,525
Total Fixed-Rate Obligations
(Cost $12,259,701,769)						12,259,701,769

Variable-Rate Obligations 19.0% of net assets
U.S. Government Agency Debt 16.2%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.01%	04/26/17	07/26/17	35,000,000	34,998,856
		1.01%	04/28/17	08/28/17	150,000,000	149,990,660
		0.89%	04/06/17	11/06/17	135,000,000	134,983,591
FEDERAL HOME LOAN BANKS		0.92%		04/04/17	100,000,000	100,000,000
		0.91%		04/05/17	200,000,000	200,000,000
		0.57%		04/21/17	292,000,000	291,999,721
		0.89%		05/16/17	99,750,000	99,749,900
		0.75%		05/24/17	240,000,000	240,000,000
		0.80%	04/23/17	06/23/17	40,000,000	39,999,057
		0.59%	04/17/17	07/17/17	174,500,000	174,504,474
		0.61%	04/26/17	07/26/17	240,000,000	239,995,343
		0.60%	05/15/17	08/15/17	127,150,000	127,161,090
2

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.97%	04/18/17	08/18/17	150,000,000	150,000,000
		0.80%	04/06/17	10/06/17	235,000,000	235,000,000
		0.94%	04/13/17	10/13/17	100,000,000	100,000,000
		0.95%	05/02/17	11/02/17	182,700,000	182,659,569
		0.98%	06/01/17	12/01/17	150,000,000	150,000,000
		0.91%	04/07/17	12/07/17	100,000,000	99,996,572
		0.97%	04/02/17	01/02/18	52,000,000	52,114,944
		0.66%	05/09/17	02/09/18	241,000,000	241,000,000
		0.89%	05/26/17	02/26/18	149,000,000	149,000,000
		0.80%	04/12/17	04/12/18	244,000,000	244,089,489
		0.68%	05/13/17	05/11/18	97,000,000	96,999,373
		0.69%	05/15/17	05/15/18	193,000,000	193,004,685
		0.90%	04/20/17	07/20/18	240,000,000	240,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.02%		04/27/17	371,356,000	371,402,565
		0.69%	04/08/17	05/08/17	147,000,000	147,000,000
		0.92%	04/13/17	11/13/17	99,000,000	99,000,000
		0.98%	04/08/17	01/08/18	148,900,000	148,900,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.86%	04/08/17	09/08/17	125,000,000	124,994,465
		0.84%	04/05/17	10/05/17	150,000,000	149,988,733
		0.98%	04/11/17	01/11/18	150,000,000	150,000,000
						5,158,533,087
U.S. Treasury Debt 2.8%
UNITED STATES TREASURY		0.86%	04/03/17	04/30/17	45,000,000	44,999,330
		0.86%	04/03/17	07/31/17	310,000,000	309,998,028
		1.05%	04/03/17	01/31/18	250,000,000	250,563,598
		0.97%	04/03/17	04/30/18	288,500,000	288,987,262
						894,548,218
Variable Rate Demand Note 0.0%
CAPITAL TRUST AGENCY
HOUSING REFUNDING RB (ATLANTIC HOUSING FDN) SERIES 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	15,470,000	15,470,000
Total Variable-Rate Obligations
(Cost $6,068,551,305)						6,068,551,305
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 42.5% of net assets
U.S. Government Agency Repurchase Agreements* 6.4%
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $54,593,685, 3.00% - 4.00%, due 10/01/25 - 02/01/47)		0.81%		04/03/17	53,003,578	53,000,000
3

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $290,701,556, 1.18% - 4.50%, due 12/15/18 - 07/20/46)		0.80%		04/03/17	284,018,933	284,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $160,140,095, 1.88% - 3.38%, due 01/31/22 - 05/15/44)		0.82%		04/03/17	157,010,728	157,000,000
GOLDMAN SACHS & CO
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $49,980,000, 2.96% - 4.50%, due 11/01/20 - 06/01/44)		0.80%		04/03/17	49,003,267	49,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by U.S. Government Agency Securities valued at $147,900,000, 3.50% - 4.00%, due 09/20/41 - 02/20/47)		0.78%		04/06/17	145,021,992	145,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $185,400,001, 2.50% - 4.00%, due 02/01/32 - 03/01/47)		0.82%		04/03/17	180,012,300	180,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by U.S. Government Agency Securities valued at $154,503,434, 3.00% - 3.50%, due 11/01/46 - 02/01/47)		0.80%		04/06/17	150,023,333	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $71,070,000, 3.00%, due 08/20/45)		0.83%		04/03/17	69,004,773	69,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 3.00% - 4.00%, due 12/15/39 - 12/15/42)		0.79%		04/06/17	200,030,722	200,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $82,400,001, 3.50% - 4.50%, due 05/01/46 - 02/20/47)		0.81%		04/03/17	80,005,400	80,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $366,103,171, 0.00% - 3.50%, due 08/01/17 - 01/01/47)		0.81%		04/03/17	352,023,760	352,000,000
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by U.S. Government Agency Securities valued at $322,448,898, 2.00% - 4.50%, due 12/01/31 - 02/01/47)		0.78%		04/05/17	310,047,017	310,000,000
						2,029,000,000
4

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 36.1%
BANK OF MONTREAL
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $58,143,878, 1.38% - 1.63%, due 02/15/20 - 03/15/20)		0.78%		04/03/17	57,003,705	57,000,000
Issued 03/24/17, repurchase date 04/07/17 (Collateralized by U.S. Treasury Securities valued at $510,150,795, 0.63% - 4.63%, due 06/15/17 - 11/15/44)		0.76%		04/07/17	500,147,778	500,000,000
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $204,013,500, 0.00% - 2.75%, due 06/29/17 - 11/15/23)		0.79%		04/03/17	200,013,167	200,000,000
BARCLAYS CAPITAL INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $14,280,099, 0.63% - 1.88%, due 07/15/17 - 05/31/22)		0.79%		04/03/17	14,000,922	14,000,000
Issued 03/31/17, repurchase date 04/07/17 (Collateralized by U.S. Treasury Securities valued at $484,500,087, 0.00% - 4.00%, due 04/20/17 - 11/15/25)		0.79%		04/07/17	475,072,965	475,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $98,946,673, 1.38% - 2.50%, due 08/15/21 - 05/15/46)		0.80%		04/03/17	97,006,467	97,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $48,370,737, 1.75% - 3.00%, due 09/30/22 - 05/15/45)		0.80%		04/03/17	47,425,445	47,422,284
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $9,946,621,692, 1.63% - 6.25%, due 08/15/22 - 02/15/41)		0.75%		04/03/17	9,946,621,625	9,946,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $79,560,029, 1.25% - 3.63%, due 01/31/20 - 11/15/45)		0.80%		04/03/17	78,005,200	78,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $51,500,575, 1.63% - 3.50%, due 02/15/26 - 02/01/47)	a	0.78%		04/06/17	50,007,583	50,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $36,722,478, 0.00%, due 04/27/17)		0.80%		04/03/17	36,002,400	36,000,000
						11,500,422,284
Total Repurchase Agreements
(Cost $13,529,422,284)						13,529,422,284

End of Investments.

5

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

At 03/31/17, the tax basis cost of the fund's investments was $31,857,675,358.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	Trade was executed as a Treasury Repurchase Agreement, however, counterparty incorrectly delivered non-treasury securities as collateral.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
6

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
79.8%	Fixed-Rate Obligations	14,719,741,459	14,719,741,459
20.1%	Variable-Rate Obligations	3,704,694,031	3,704,694,031
99.9%	Total Investments	18,424,435,490	18,424,435,490
0.1%	Other Assets and Liabilities, Net		17,506,965
100.0%	Net Assets		18,441,942,455

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 79.8% of net assets
U.S. Treasury Debt 79.8%
UNITED STATES TREASURY		0.48%		04/06/17	4,481,000	4,480,701
		0.62%		04/06/17	350,000,000	349,969,861
		0.63%		04/06/17	350,000,000	349,969,618
		0.71%		04/13/17	8,365,000	8,363,020
		0.75%		04/13/17	250,000,000	249,937,417
		0.76%		04/13/17	350,000,000	349,911,917
		0.78%		04/13/17	350,000,000	349,908,883
		0.79%		04/13/17	350,000,000	349,908,125
		0.88%		04/15/17	345,000,000	345,043,641
		0.47%		04/20/17	48,082,000	48,070,200
		0.56%		04/20/17	6,247,000	6,245,154
		0.66%		04/20/17	4,660,000	4,658,368
		0.69%		04/20/17	27,250,000	27,240,076
		0.77%		04/20/17	250,000,000	249,899,062
		0.53%		04/27/17	140,000,000	139,947,119
		0.74%		04/27/17	1,000,000,000	999,463,750
		0.75%		04/27/17	2,720,000,000	2,718,531,662
		0.76%		04/27/17	600,000,000	599,671,840
		0.77%		04/27/17	300,000,000	299,832,867
		0.78%		04/27/17	1,100,000,000	1,099,384,516
		0.50%		04/30/17	666,000,000	665,960,105
		0.88%		04/30/17	410,000,000	410,044,695
		3.13%		04/30/17	235,000,000	235,478,247
		0.50%		05/04/17	173,150,000	173,070,560
		0.54%		05/11/17	150,000,000	149,910,833
1

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.88%		05/15/17	260,000,000	260,110,427
		2.75%		05/31/17	115,000,000	115,405,895
		0.66%		06/01/17	125,000,000	124,861,267
		0.63%		06/15/17	460,000,000	459,400,083
		0.88%		06/15/17	130,000,000	130,088,986
		0.75%		06/22/17	28,700,000	28,650,807
		0.76%		06/22/17	8,686,000	8,671,063
		0.67%		06/29/17	400,000,000	399,341,369
		0.63%		06/30/17	153,000,000	152,995,340
		0.75%		06/30/17	103,000,000	103,052,742
		2.50%		06/30/17	200,000,000	200,955,247
		2.38%		07/31/17	178,900,000	179,946,139
		0.88%		08/15/17	90,000,000	90,070,792
		0.65%		08/24/17	90,000,000	89,764,012
		0.89%		09/21/17	150,000,000	149,358,458
		0.90%		09/28/17	165,000,000	164,261,250
		0.91%		09/28/17	150,000,000	149,321,250
		1.88%		09/30/17	30,000,000	30,157,207
		0.88%		10/15/17	290,000,000	290,047,506
		0.75%		10/31/17	390,000,000	389,944,035
		1.88%		10/31/17	200,000,000	201,172,459
		0.63%		11/30/17	412,000,000	411,524,741
		2.75%		12/31/17	400,000,000	405,738,147
Total Fixed-Rate Obligations
(Cost $14,719,741,459)						14,719,741,459

Variable-Rate Obligations 20.1% of net assets
U.S. Treasury Debt 20.1%
UNITED STATES TREASURY		0.86%	04/03/17	04/30/17	382,000,000	382,009,979
		0.86%	04/03/17	07/31/17	2,031,763,000	2,032,051,958
		0.95%	04/03/17	10/31/17	325,000,000	325,147,088
		1.05%	04/03/17	01/31/18	199,000,000	199,295,466
		0.97%	04/03/17	04/30/18	310,000,000	310,523,578
		0.96%	04/03/17	07/31/18	455,000,000	455,665,962
Total Variable-Rate Obligations
(Cost $3,704,694,031)						3,704,694,031

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $18,424,435,490.
2

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
35.8%	Fixed-Rate Obligations	788,649,533	788,649,533
16.3%	Variable-Rate Obligations	360,280,912	360,280,912
43.4%	Repurchase Agreements	956,427,916	956,427,916
95.5%	Total Investments	2,105,358,361	2,105,358,361
4.5%	Other Assets and Liabilities, Net		99,814,039
100.0%	Net Assets		2,205,172,400

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 35.8% of net assets
U.S. Treasury Debt 35.8%
UNITED STATES TREASURY		0.88%		04/15/17	15,000,000	15,002,096
		0.77%		04/27/17	50,000,000	49,972,112
		0.78%		04/27/17	50,000,000	49,971,807
		0.50%		04/30/17	9,000,000	8,999,734
		3.13%		04/30/17	75,000,000	75,152,625
		0.88%		05/15/17	75,000,000	75,027,085
		0.60%		05/18/17	25,000,000	24,980,384
		2.75%		05/31/17	10,000,000	10,035,295
		0.66%		06/01/17	25,000,000	24,972,253
		0.88%		06/15/17	25,000,000	25,017,113
		0.67%		06/29/17	75,000,000	74,876,760
		0.63%		06/30/17	37,435,000	37,437,890
		0.75%		06/30/17	50,000,000	49,994,314
		2.38%		07/31/17	11,000,000	11,066,488
		0.88%		08/15/17	35,000,000	35,027,503
		0.65%		08/24/17	10,000,000	9,973,779
		0.91%		09/28/17	21,000,000	20,904,975
		0.63%		09/30/17	100,000,000	99,962,306
		1.88%		09/30/17	30,000,000	30,157,207
		0.75%		10/31/17	25,000,000	24,982,177
		2.25%		11/30/17	15,000,000	15,134,800
		1.00%		12/15/17	20,000,000	20,000,830
Total Fixed-Rate Obligations
(Cost $788,649,533)						788,649,533
1

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 16.3% of net assets
U.S. Treasury Debt 16.3%
UNITED STATES TREASURY		0.86%	04/03/17	04/30/17	25,000,000	25,000,413
		0.86%	04/03/17	07/31/17	160,000,000	160,024,886
		0.95%	04/03/17	10/31/17	25,000,000	25,010,905
		1.05%	04/03/17	01/31/18	45,000,000	45,082,015
		0.97%	04/03/17	04/30/18	40,000,000	40,067,558
		0.96%	04/03/17	07/31/18	65,000,000	65,095,135
Total Variable-Rate Obligations
(Cost $360,280,912)						360,280,912
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 43.4% of net assets
U.S. Treasury Repurchase Agreements 43.4%
BARCLAYS CAPITAL INC
Issued 03/31/17, repurchase date 04/07/17 (Collateralized by U.S. Treasury Securities valued at $102,000,045, 0.61% - 4.25%, due 04/30/17 - 11/15/25)		0.79%		04/07/17	100,015,361	100,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $214,214,285, 0.75% - 3.63%, due 06/30/17 - 02/15/44)		0.80%		04/03/17	210,014,000	210,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $213,616,476, 2.38% - 3.75%, due 01/15/27 - 11/15/45)		0.80%		04/03/17	209,441,878	209,427,916
JP MORGAN SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $114,240,036, 1.63% - 3.63%, due 08/15/22 - 05/15/46)		0.80%		04/03/17	112,007,467	112,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by U.S. Treasury Securities valued at $204,004,508, 1.25% - 3.63%, due 01/31/20 - 05/15/46)		0.78%		04/06/17	200,030,333	200,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $127,508,519, 0.00%, due 04/27/17)		0.80%		04/03/17	125,008,333	125,000,000
Total Repurchase Agreements
(Cost $956,427,916)						956,427,916

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $2,105,358,361.
2

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
58.3%	Fixed-Rate Obligations	9,269,867,696	9,269,867,696
21.5%	Variable-Rate Obligations	3,422,899,064	3,422,899,064
19.7%	Repurchase Agreements	3,132,025,602	3,132,025,602
99.5%	Total Investments	15,824,792,362	15,824,792,362
0.5%	Other Assets and Liabilities, Net		79,149,418
100.0%	Net Assets		15,903,941,780

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 58.3% of net assets
Asset-Backed Commercial Paper 10.4%
ALPINE SECURITIZATION LTD	a,b	1.12%		06/06/17	3,000,000	2,993,840
	a,b	1.21%		07/03/17	9,000,000	8,971,867
ATLANTIC ASSET SECURITIZATION LLC	a,b	0.80%		04/03/17	2,000,000	1,999,911
	a,b	1.03%		05/10/17	4,000,000	3,995,537
	a,b	1.15%		06/06/17	94,000,000	93,801,817
	a,b	1.18%		06/15/17	10,000,000	9,975,417
	a,b	1.14%		06/16/17	5,000,000	4,987,967
	a,b	1.17%		06/19/17	22,000,000	21,943,515
	a,b	1.17%		06/21/17	21,000,000	20,944,717
BARTON CAPITAL SA	a,b	1.15%		06/09/17	5,000,000	4,988,979
	a,b	1.20%		07/05/17	60,000,000	59,810,000
BEDFORD ROW FUNDING CORP	a,b	1.16%		04/05/17	21,000,000	20,997,317
	a,b	1.16%		04/10/17	19,000,000	18,994,538
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.92%		04/03/17	1,600,000	1,599,918
	a,b	1.00%		04/06/17	7,000,000	6,999,028
	a,b	1.00%		04/07/17	15,000,000	14,997,500
	a,b	1.15%		04/11/17	55,000,000	54,982,431
CANCARA ASSET SECURITISATION LLC	a,b	1.10%		04/26/17	15,000,000	14,988,542
CHARTA LLC	a,b	1.00%		06/01/17	20,000,000	19,966,111
	a,b	1.19%		08/22/17	25,000,000	24,882,819
1

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.22%		04/26/17	77,000,000	76,935,299
	a	1.31%		06/27/17	11,000,000	10,965,442
	a	1.36%		07/24/17	8,000,000	7,965,800
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.31%		06/22/17	64,000,000	63,810,489
CRC FUNDING LLC	a,b	0.90%		04/13/17	31,000,000	30,990,700
	a,b	1.19%		08/29/17	24,000,000	23,882,000
CROWN POINT CAPITAL COMPANY LLC	a,b	1.23%		07/05/17	47,000,000	46,847,446
GOTHAM FUNDING CORP	a,b	1.15%		04/03/17	17,000,000	16,998,914
	a,b	0.97%		04/06/17	23,000,000	22,996,901
KELLS FUNDING LLC	a,b	0.97%		04/06/17	52,000,000	51,997,198
	a,b	1.04%		04/12/17	18,000,000	17,996,880
	a,b	1.04%		04/13/17	50,000,000	49,987,000
	a,b	1.00%		05/24/17	5,000,000	4,993,333
LMA AMERICAS LLC	a,b	1.05%		05/05/17	23,000,000	22,977,192
	a,b	1.15%		06/06/17	65,000,000	64,862,958
MANHATTAN ASSET FUNDING CO LLC	a,b	0.95%		04/17/17	19,000,000	18,991,978
	a,b	0.98%		04/18/17	96,000,000	95,955,573
	a,b	1.04%		05/02/17	42,000,000	41,962,387
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.80%		04/05/17	11,000,000	10,999,022
	a,b	0.86%		04/07/17	13,000,000	12,998,137
	a,b	0.94%		05/05/17	38,325,000	38,290,976
	a,b	1.24%		08/08/17	36,000,000	35,841,330
OLD LINE FUNDING LLC	a,b	1.05%		05/11/17	15,000,000	14,982,500
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.05%		05/15/17	3,000,000	2,996,150
	a,b	1.05%		05/17/17	53,000,000	52,928,892
	a,b	1.18%		06/14/17	46,000,000	45,888,424
	a,b	1.20%		06/19/17	43,920,000	43,804,344
	a,b	1.20%		07/06/17	6,000,000	5,980,800
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.15%		04/21/17	20,000,000	19,987,222
	a,b	1.14%		05/02/17	4,000,000	3,996,073
	a,b	1.20%		05/10/17	5,000,000	4,993,500
	a,b	1.10%		05/15/17	6,000,000	5,991,933
	a,b	1.10%		05/16/17	64,000,000	63,912,000
	a,b	1.10%		05/22/17	96,000,000	95,850,400
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.12%		04/24/17	50,000,000	49,964,222
	a,b	1.08%		05/16/17	11,000,000	10,985,150
	a,b	1.05%		06/05/17	9,000,000	8,982,937
VICTORY RECEIVABLES CORP	a,b	0.97%		04/10/17	33,000,000	32,991,997
						1,646,305,270
Financial Company Commercial Paper 6.8%
BANK OF NOVA SCOTIA	b	1.24%		07/05/17	2,000,000	1,993,508
BPCE SA	b	1.20%		05/04/17	36,000,000	35,960,400
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.22%		07/26/17	101,000,000	100,606,212
COOPERATIEVE RABOBANK UA		1.21%		07/17/17	48,000,000	47,828,800
2

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DNB BANK ASA	b	0.86%		04/05/17	25,000,000	24,997,611
	b	1.23%		07/24/17	12,000,000	11,953,640
HSBC USA INC	b	1.24%		04/06/17	20,000,000	19,996,570
	b	1.24%		04/19/17	30,000,000	29,981,550
	b	1.14%		05/01/17	26,000,000	25,975,517
	b	1.16%		05/15/17	3,000,000	2,995,783
ING US FUNDING LLC	a	1.29%		07/03/17	6,000,000	5,980,160
	a	1.33%		08/01/17	26,000,000	25,883,693
JP MORGAN SECURITIES LLC		1.06%		05/02/17	107,000,000	106,903,254
		1.26%		06/27/17	8,000,000	7,975,833
LLOYDS BANK PLC		1.03%		06/12/17	183,000,000	182,623,020
MACQUARIE BANK LTD	b	1.17%		06/15/17	13,000,000	12,968,313
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)	b	1.13%		06/09/17	1,000,000	997,834
NATIONWIDE BUILDING SOCIETY	b	1.19%		07/12/17	50,000,000	49,831,417
NRW BANK	b	1.05%		04/13/17	1,000,000	999,650
	b	1.00%		04/28/17	129,000,000	128,903,250
	b	1.13%		06/27/17	88,000,000	87,759,687
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	22,000,000	21,970,691
UNITED OVERSEAS BANK LTD	b	1.06%		04/03/17	49,000,000	48,997,115
	b	0.90%		04/07/17	9,000,000	8,998,650
	b	1.08%		04/07/17	22,000,000	21,996,040
	b	1.21%		08/04/17	40,000,000	39,833,333
WESTPAC BANKING CORP	b	1.18%		08/01/17	27,000,000	26,892,945
						1,081,804,476
Certificates of Deposit 26.5%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		04/25/17	60,000,000	60,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.11%		04/17/17	13,000,000	13,000,000
		1.24%		07/12/17	9,000,000	9,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.24%		07/03/17	3,000,000	3,000,000
BANK OF THE WEST		0.94%		04/05/17	47,000,000	47,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/06/17	12,000,000	12,000,000
		1.24%		05/02/17	13,000,000	13,000,000
		1.28%		05/02/17	8,000,000	8,000,000
		1.24%		05/22/17	38,000,000	38,000,000
		1.26%		06/05/17	61,000,000	61,000,000
		1.33%		07/06/17	15,000,000	15,000,000
		1.33%		07/12/17	18,000,000	18,000,000
		1.34%		07/18/17	34,000,000	34,000,000
		1.33%		07/20/17	1,000,000	1,000,000
		1.38%		08/03/17	23,000,000	23,000,000
		1.30%		08/15/17	16,000,000	16,000,000
		1.36%		08/15/17	6,000,000	6,000,000
		1.35%		09/01/17	83,000,000	83,000,000
		1.36%		09/08/17	17,000,000	17,000,000
3

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.41%		09/18/17	18,000,000	18,000,000
		1.41%		10/02/17	27,000,000	27,000,685
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.27%		06/20/17	77,000,000	77,000,000
		1.34%		06/29/17	102,000,000	102,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.90%		04/04/17	113,000,000	113,000,000
		0.89%		04/05/17	3,000,000	3,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%		05/16/17	89,000,000	89,000,000
		1.16%		08/18/17	6,000,000	6,000,000
CITIBANK NA (NEW YORK BRANCH)		1.06%		04/12/17	133,000,000	133,000,000
		1.11%		05/03/17	3,000,000	3,000,000
		1.22%		06/05/17	5,000,000	5,000,000
		1.25%		06/12/17	66,000,000	66,000,000
		1.32%		06/22/17	50,000,000	50,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.16%		04/03/17	20,000,000	20,000,005
		1.19%		04/19/17	1,000,000	1,000,002
		1.28%		07/24/17	56,000,000	56,000,881
		1.18%		08/08/17	78,000,000	78,001,389
		1.16%		08/18/17	76,000,000	76,001,459
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.87%		04/04/17	1,000,000	1,000,000
		1.08%		05/10/17	91,000,000	91,000,000
		1.13%		06/29/17	15,000,000	15,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.36%		05/08/17	51,000,000	51,000,000
		1.43%		05/22/17	26,000,000	26,000,000
		1.51%		06/16/17	16,000,000	16,000,000
		1.51%		07/05/17	13,000,000	13,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.09%		05/02/17	3,000,000	3,000,013
		1.11%		05/10/17	52,000,000	52,000,281
		1.09%		05/12/17	17,000,000	17,000,096
		1.11%		05/24/17	49,000,000	49,000,360
		1.20%		07/05/17	32,000,000	32,000,421
		1.16%		07/13/17	4,000,000	4,000,057
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	52,000,000	52,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.88%		04/06/17	156,000,000	156,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	122,000,000	122,000,000
		1.24%		04/04/17	43,000,000	43,000,000
		1.21%		05/30/17	8,000,000	8,000,000
		1.27%		06/14/17	51,000,000	51,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.79%		04/03/17	69,000,000	69,000,000
		0.93%		04/04/17	8,000,000	8,000,000
		0.92%		04/05/17	1,000,000	1,000,000
		0.90%		04/06/17	79,000,000	79,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		0.93%		05/02/17	45,000,000	45,000,000
4

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.08%		05/16/17	58,000,000	58,000,000
		1.06%		06/12/17	11,000,000	11,000,000
		1.06%		06/13/17	3,000,000	3,000,000
		1.33%		07/10/17	7,000,000	7,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.12%		04/03/17	21,000,000	21,000,000
		1.10%		05/24/17	19,000,000	19,000,000
		1.10%		06/13/17	2,000,000	2,000,000
		1.30%		07/18/17	15,000,000	15,000,000
		1.32%		08/01/17	2,000,000	2,000,000
		1.30%		08/28/17	74,000,000	74,000,000
NATIXIS (NEW YORK BRANCH)		0.89%		04/03/17	49,000,000	49,000,000
		0.87%		04/04/17	53,000,000	53,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.92%		04/05/17	13,000,000	13,000,000
		1.05%		05/30/17	14,000,000	14,000,000
		1.25%		07/24/17	64,000,000	64,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.26%		07/05/17	50,000,000	50,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.08%		05/02/17	51,000,000	51,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.05%		05/26/17	2,000,000	2,000,000
		1.33%		07/05/17	100,000,000	100,000,000
		1.35%		08/07/17	51,000,000	51,000,000
		1.35%		08/08/17	8,000,000	8,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.88%		04/05/17	90,000,000	90,000,000
		1.10%		05/10/17	38,000,000	38,000,000
		1.10%		05/11/17	2,000,000	2,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.07%		05/01/17	112,000,000	112,000,000
		1.22%		07/05/17	90,000,000	90,000,000
		1.21%		07/26/17	22,000,000	22,000,000
		1.16%		08/16/17	53,000,000	53,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.86%		04/07/17	83,000,000	83,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.06%		04/05/17	1,000,000	1,000,023
		1.08%		04/07/17	8,000,000	8,000,000
		1.08%		04/10/17	21,000,000	21,000,000
		1.18%		08/01/17	41,000,000	41,000,000
		1.18%		08/02/17	106,000,000	106,000,000
		1.10%		08/10/17	16,000,000	16,000,000
		1.10%		08/14/17	2,000,000	2,000,000
UBS AG (STAMFORD BRANCH)		1.35%		08/11/17	21,000,000	21,000,000
		1.35%		08/14/17	88,000,000	88,000,000
		1.35%		08/17/17	38,000,000	38,000,000
WELLS FARGO BANK NA		1.14%		04/10/17	10,000,000	10,000,000
		1.10%		05/01/17	49,000,000	49,000,000
		1.10%		05/02/17	170,000,000	170,000,000
		1.09%		05/12/17	4,000,000	4,000,000
		1.09%		05/16/17	7,000,000	7,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	71,000,000	71,000,000
						4,214,005,672
5

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Financial Company Commercial Paper 2.1%
BMW US CAPITAL LLC	b	0.83%		04/06/17	8,000,000	7,999,078
CARGILL INC	b	0.81%		04/05/17	10,000,000	9,999,100
DANAHER CORPORATION	b	0.85%		04/06/17	43,000,000	42,994,924
GENERAL ELECTRIC CO		0.82%		04/05/17	59,000,000	58,994,624
		0.82%		04/06/17	25,000,000	24,997,153
		0.82%		04/07/17	19,000,000	18,997,403
TOTAL CAPITAL CANADA LTD	a,b	0.87%		04/04/17	78,000,000	77,994,345
TOYOTA MOTOR CREDIT CORP		1.04%		05/15/17	50,000,000	49,937,056
		1.26%		07/10/17	5,000,000	4,982,639
		1.19%		07/24/17	15,000,000	14,943,950
		1.20%		07/31/17	22,000,000	21,912,006
						333,752,278
Non-Negotiable Time Deposits 10.0%
ABBEY NATIONAL TREASURY SERVICES PLC (CAYMAN ISLANDS BRANCH)	a	0.81%		04/03/17	22,000,000	22,000,000
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.94%		04/05/17	234,000,000	234,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.87%		04/07/17	132,000,000	132,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		0.83%		04/04/17	72,000,000	72,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		0.86%		04/07/17	226,000,000	226,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.80%		04/03/17	384,000,000	384,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.86%		04/03/17	50,000,000	50,000,000
		0.86%		04/05/17	21,000,000	21,000,000
		0.85%		04/07/17	40,000,000	40,000,000
NORDEA BANK AB (NEW YORK BRANCH)		0.81%		04/03/17	113,000,000	113,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.88%		04/03/17	85,000,000	85,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.77%		04/03/17	78,000,000	78,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.81%		04/03/17	110,000,000	110,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		0.87%		04/06/17	27,000,000	27,000,000
						1,594,000,000
Other Instruments 2.5%
BANK OF AMERICA NA		1.14%		04/17/17	110,000,000	110,000,000
		1.07%		05/08/17	97,000,000	97,000,000
		1.23%		07/11/17	69,000,000	69,000,000
		1.24%		07/12/17	9,000,000	9,000,000
		1.21%		08/03/17	112,000,000	112,000,000
		1.19%		08/14/17	3,000,000	3,000,000
						400,000,000
Total Fixed-Rate Obligations
(Cost $9,269,867,696)						9,269,867,696
6

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 21.5% of net assets
Asset-Backed Commercial Paper 2.5%
BEDFORD ROW FUNDING CORP	a,b	1.19%	04/03/17	06/01/17	49,600,000	49,600,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%	04/13/17	09/13/17	84,000,000	84,000,000
OLD LINE FUNDING LLC	a,b	1.24%	04/19/17	06/19/17	134,000,000	134,000,000
	a,b	1.24%	04/24/17	08/23/17	50,000,000	50,000,000
THUNDER BAY FUNDING LLC	a,b	1.19%	04/05/17	06/05/17	31,000,000	31,000,000
	a,b	1.16%	05/02/17	10/02/17	48,000,000	48,000,000
						396,600,000
Financial Company Commercial Paper 1.6%
BANK OF NOVA SCOTIA	b	1.44%	04/21/17	08/21/17	134,000,000	134,000,000
	b	1.33%	04/13/17	02/13/18	24,000,000	24,000,000
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.43%	04/27/17	07/27/17	26,000,000	26,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.04%	04/06/17	09/06/17	67,000,000	67,000,000
						251,000,000
Certificates of Deposit 13.4%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.25%	04/10/17	08/10/17	134,000,000	134,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.14%	04/03/17	06/01/17	79,000,000	79,000,000
		1.10%	04/18/17	09/15/17	124,000,000	124,000,000
		1.17%	04/21/17	09/21/17	9,000,000	9,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.14%	04/03/17	06/01/17	29,000,000	29,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.29%	04/03/17	10/02/17	10,000,000	10,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.01%	04/03/17	09/05/17	35,000,000	35,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.15%	04/18/17	08/14/17	8,000,000	8,000,000
CHASE BANK USA NA		1.23%	04/06/17	10/06/17	93,000,000	93,000,000
CITIBANK NA (NEW YORK BRANCH)		1.17%	04/28/17	08/29/17	25,000,000	25,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.13%	04/03/17	06/01/17	56,000,000	56,000,000
		1.20%	04/10/17	06/08/17	50,000,000	50,000,000
		1.15%	04/10/17	09/11/17	54,000,000	54,000,000
		1.15%	04/27/17	09/27/17	52,000,000	52,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.47%	04/10/17	06/08/17	27,000,000	27,000,000
		1.19%	04/10/17	09/11/17	58,000,000	58,000,000
		1.12%	04/13/17	09/13/17	40,000,000	40,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.58%	04/24/17	05/22/17	100,000,000	100,000,000
		1.38%	04/03/17	06/01/17	10,000,000	10,000,000
		1.39%	04/18/17	08/17/17	43,000,000	43,006,761
		1.23%	04/13/17	09/13/17	11,000,000	11,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.05%	04/10/17	09/08/17	16,000,000	16,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.21%	04/18/17	08/16/17	69,000,000	69,000,000
		1.02%	04/06/17	09/06/17	2,000,000	2,000,000
7

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.54%	05/08/17	08/07/17	7,000,000	7,007,303
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.03%	04/03/17	07/03/17	87,000,000	87,000,000
		1.05%	04/07/17	07/07/17	75,000,000	75,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%	04/18/17	09/15/17	1,000,000	1,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.09%	04/07/17	08/07/17	95,000,000	95,000,000
		1.11%	04/10/17	08/09/17	50,000,000	50,000,000
		1.18%	04/18/17	08/17/17	20,000,000	20,000,000
		1.13%	04/18/17	10/17/17	147,000,000	147,000,000
		1.16%	04/18/17	10/17/17	96,000,000	96,000,000
UBS AG (STAMFORD BRANCH)		1.14%	04/10/17	08/09/17	54,000,000	54,000,000
		1.05%	04/11/17	09/11/17	19,000,000	19,000,000
WELLS FARGO BANK NA		1.14%	04/28/17	10/02/17	159,000,000	159,000,000
		1.44%	04/18/17	10/16/17	60,000,000	60,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.21%	04/21/17	08/21/17	135,000,000	135,000,000
						2,139,014,064
Variable Rate Demand Notes 2.0%
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.88%		04/07/17	10,000,000	10,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (KAISER PERMANENTE) SERIES 2002B		0.90%		04/07/17	1,000,000	1,000,000
RB (KAISER PERMANENTE) SERIES 2008B		0.90%		04/07/17	22,500,000	22,500,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)		1.00%		04/07/17	25,000,000	25,000,000
EMF, LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)		1.05%		04/07/17	3,910,000	3,910,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.98%		04/07/17	1,785,000	1,785,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	14,000,000	14,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.05%		04/07/17	20,600,000	20,600,000
INDIANA FINANCE AUTH
REFUNDING RB (TRINITY HEALTH) SERIES 2008D1		0.91%		04/07/17	42,695,000	42,695,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.00%		04/07/17	2,695,000	2,695,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.90%		04/07/17	4,000,000	4,000,000
NEW YORK STATE URBAN DEVELOPMENT CORP
STATE PERSONAL INCOME TAX RB SERIES 2004A3C (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	20,000,000	20,000,000
STATE PERSONAL INCOME TAX RB SERIES 2004A3D (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	6,000,000	6,000,000
8

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.00%		04/07/17	15,000,000	15,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.03%		04/07/17	15,000,000	15,000,000
NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: CITIBANK NA)	b	0.99%		04/07/17	8,000,000	8,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: CITIBANK NA)	b	1.04%		04/07/17	10,000,000	10,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	1.03%		04/07/17	2,000,000	2,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		04/07/17	16,000,000	16,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.06%		04/07/17	5,000,000	5,000,000
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	11,000,000	11,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	8,000,000	8,000,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	3,000,000	3,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 3 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	9,000,000	9,000,000
UNIV OF TEXAS
REVENUE FINANCING SYSTEM BONDS SERIES 2016G1		0.86%		04/07/17	15,000,000	15,000,000
REVENUE FINANCING SYSTEM BONDS SERIES 2016G2		0.86%		04/07/17	3,000,000	3,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	4,000,000	4,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	16,000,000	16,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	4,100,000	4,100,000
						318,285,000
Other Instrument 0.2%
BANK OF AMERICA NA		1.01%	04/05/17	09/05/17	37,000,000	37,000,000
9

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Financial Company Commercial Paper 1.8%
TOYOTA MOTOR CREDIT CORP		1.41%	04/24/17	08/17/17	146,000,000	146,000,000
		1.22%	04/13/17	11/06/17	135,000,000	135,000,000
						281,000,000
Total Variable-Rate Obligations
(Cost $3,422,899,064)						3,422,899,064
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 19.7% of net assets
U.S. Government Agency Repurchase Agreements* 3.2%
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $26,781,808, 2.79% - 4.50%, due 11/01/29 - 02/01/47)		0.81%		04/03/17	26,001,755	26,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $143,244,093, 2.00% - 6.50%, due 02/15/23 - 02/20/61)		0.80%		04/03/17	140,009,333	140,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $78,781,392, 1.75% - 3.50%, due 05/15/23 - 04/20/46)		0.82%		04/03/17	77,005,262	77,000,000
GOLDMAN SACHS & CO
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $24,480,000, 3.50% - 4.00%, due 09/01/32 - 04/01/42)		0.80%		04/03/17	24,001,600	24,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $35,020,000, 3.00%, due 08/20/45)		0.83%		04/03/17	34,002,352	34,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $39,140,000, 4.00%, due 02/01/47)		0.81%		04/03/17	38,002,565	38,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $180,972,215, 2.50% - 6.50%, due 09/01/20 - 12/01/46)		0.81%		04/03/17	174,011,745	174,000,000
						513,000,000
U.S. Treasury Repurchase Agreements 10.9%
BANK OF MONTREAL
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $28,561,859, 1.00% - 3.63%, due 03/15/19 - 02/15/44)		0.78%		04/03/17	28,001,820	28,000,000
10

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $100,986,654, 0.75% - 3.75%, due 10/31/17 - 08/15/45)		0.79%		04/03/17	99,006,518	99,000,000
BARCLAYS CAPITAL INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $7,140,012, 1.00% - 2.13%, due 11/30/18 - 08/31/20)		0.79%		04/03/17	7,000,461	7,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $48,963,280, 0.75% - 2.25%, due 11/30/17 - 08/31/18)		0.80%		04/03/17	48,003,200	48,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $23,486,119, 0.00% - 0.88%, due 06/22/17 - 02/15/47)		0.80%		04/03/17	23,027,137	23,025,602
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $1,505,094,094, 3.75%, due 08/15/41)		0.75%		04/03/17	1,505,094,063	1,505,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $18,361,227, 2.25%, due 02/15/27)		0.80%		04/03/17	18,001,200	18,000,000
						1,728,025,602
Other Repurchase Agreements** 5.6%
BNP PARIBAS SA
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $137,963,626, 0.00% - 12.25%, due 04/25/17 - 01/01/49)		1.07%		04/05/17	120,024,967	120,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $17,253,992, 3.50% - 7.41%, due 02/15/22 - 01/01/49)		1.07%		04/06/17	15,003,121	15,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,000,574, 1.46% - 7.36%, due 03/15/19 - 06/01/30)	a	1.11%		04/04/17	40,008,633	40,000,000
Issued 02/10/17, repurchase date 05/11/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $219,650,216, 0.79% - 8.40%, due 04/18/22 - 04/15/50)	a	1.27%		05/05/17	191,565,997	191,000,000
11

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 03/01/17, repurchase date 08/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $120,907,982, 1.12% - 7.88%, due 02/28/24 - 12/15/67)		1.57%		06/29/17	105,549,500	105,000,000
Issued 03/21/17, repurchase date 09/18/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $147,267,059, 1.12% - 7.88%, due 11/16/18 - 12/15/67)		1.64%		06/29/17	128,583,111	128,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/06/17, repurchase date 05/08/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $64,400,001, 0.00%, due 08/03/20)		1.29%		05/05/17	56,176,587	56,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,002,032, 6.00% - 8.16%, due 01/27/37 - 06/26/37)		1.06%		04/03/17	20,001,767	20,000,000
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $63,263,160, 3.43% - 5.60%, due 11/18/43 - 05/11/63)		1.07%		04/04/17	55,011,443	55,000,000
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,108,135, 2.74% - 6.81%, due 11/18/33 - 01/16/60)		1.07%		04/05/17	34,007,074	34,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $65,563,814, 3.88% - 5.35%, due 09/15/21 - 08/17/45)		1.07%		04/06/17	57,011,859	57,000,000
Issued 01/27/17, repurchase date 07/26/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $35,929,853, 3.79% - 5.52%, due 01/20/21 - 09/18/31)		1.57%		07/04/17	31,213,607	31,000,000
Issued 02/16/17, repurchase date 08/15/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $45,204,464, 1.25% - 6.75%, due 09/18/17 - 09/17/58)		1.58%		07/04/17	39,236,210	39,000,000
						891,000,000
Total Repurchase Agreements
(Cost $3,132,025,602)						3,132,025,602

End of Investments.

12

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

At 03/31/17, the tax basis cost of the fund's investments was $15,824,792,362.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,167,735,892 or 19.9% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
13

Schwab Taxable Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88397MAR17
14

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
19.4%	Fixed-Rate Municipal Securities	2,502,054,151	2,502,054,151
80.3%	Variable-Rate Municipal Securities	10,379,604,024	10,379,604,024
99.7%	Total Investments	12,881,658,175	12,881,658,175
0.3%	Other Assets and Liabilities, Net		35,396,636
100.0%	Net Assets		12,917,054,811

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 19.4% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		0.75%		04/04/17	30,000,000	30,000,000
CP		0.71%		04/10/17	10,000,000	10,000,000
CP		0.85%		05/15/17	19,000,000	19,000,000
CP		0.84%		06/01/17	6,500,000	6,500,000
						65,500,000
Alaska 0.0%
North Slope Borough
GO Bonds Series 2016B		5.00%		06/30/17	4,500,000	4,545,458
Arizona 0.1%
Phoenix Civic Improvement Corp
Airport CP Series 2014B2 (LOC: BARCLAYS BANK PLC)		0.86%		04/06/17	15,000,000	15,000,000
California 2.6%
California
GO CP Series A3 (LOC: MUFG UNION BANK NA)		0.72%		05/17/17	45,940,000	45,932,453
California Educational Facilities Auth
RB (Stanford Univ) Series S1		0.73%		05/10/17	15,100,000	15,100,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.78%		04/11/17	28,000,000	28,000,000
RB (Kaiser Permanente) Series 2006E		0.88%		06/20/17	30,000,000	30,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.79%		04/06/17	2,490,000	2,490,000
RB (Kaiser Permanente) Series 2004E		0.78%		04/11/17	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004E		0.89%		06/21/17	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004I		0.78%		04/11/17	30,810,000	30,810,000
RB (Kaiser Permanente) Series 2004I		0.89%		06/21/17	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004K		0.79%		04/06/17	8,200,000	8,200,000
RB (Kaiser Permanente) Series 2004K		0.89%		06/21/17	42,310,000	42,310,000
RB (Kaiser Permanente) Series 2008C		0.80%		05/09/17	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2008C		0.78%		06/07/17	14,200,000	14,200,000
RB (Kaiser Permanente) Series 2008C		0.90%		06/21/17	16,465,000	16,465,000
RB (Kaiser Permanente) Series 2009B3		0.80%		04/05/17	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2009B3		0.89%		06/22/17	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B6		0.79%		04/06/17	10,000,000	10,000,000
Los Angeles
TRAN 2016A		3.00%		06/29/17	14,000,000	14,078,634
San Diego Cnty Water Auth
COP Series 2008A		5.00%		05/01/17	100,000	100,329
						330,636,416
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.72%		04/05/17	8,165,000	8,165,000
District of Columbia 0.2%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.74%	04/04/17	11/06/17	30,000,000	30,000,000
Florida 1.7%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: BANK OF AMERICA NA)		0.72%		04/04/17	18,750,000	18,750,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2008C		5.00%		06/01/17	125,000	125,833
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.75%		04/04/17	19,500,000	19,500,000
Electric System Sub RB Series 2017A		2.00%		10/01/17	3,000,000	3,015,775
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.74%		04/06/17	25,000,000	25,000,000
Miami-Dade Cnty
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.85%		04/04/17	25,000,000	25,000,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.80%		05/01/17	10,000,000	10,000,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.71%		04/06/17	66,000,000	66,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.79%		05/10/17	39,957,000	39,957,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.80%		06/08/17	15,000,000	15,000,000
						222,348,608

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 0.1%
Atlanta
Water & Wastewater Revenue CP Notes 2015A-2 (LOC: WELLS FARGO BANK NA)		0.79%		04/12/17	16,300,000	16,300,000
Idaho 0.3%
Idaho
TAN 2016		2.00%		06/30/17	35,000,000	35,095,689
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.78%		06/01/17	10,000,000	10,000,000
						45,095,689
Illinois 0.2%
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.78%		05/03/17	25,826,000	25,826,000
Refunding RB (Advocate Health) Series 2010D		5.00%		04/01/17	155,000	155,000
						25,981,000
Kentucky 0.4%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2016		3.50%		11/15/17	44,495,000	45,196,861
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		0.92%		05/05/17	10,000,000	10,000,000
Louisiana Public Facilities Auth
RB (Ochsner Clinic Foundation) Series 2007A (ESCROW)		5.38%		05/15/17	1,345,000	1,352,694
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.25%		03/15/18	20,000,000	20,000,000
						31,352,694
Maryland 0.2%
Montgomery Cnty
RB (Trinity Health) Series 2013MD		0.78%		06/01/17	25,000,000	25,000,000
Massachusetts 1.4%
Brockton
GO BAN		2.00%		06/30/17	3,300,000	3,309,439
Holbrook
GO BAN		2.00%		06/02/17	3,000,000	3,006,065
Massachusetts
GO Bonds Series 20143		4.00%		05/01/17	2,435,000	2,441,316
GO RAN 2016A		2.00%		04/24/17	85,000,000	85,064,345
GO RAN 2016C		2.00%		06/26/17	22,100,000	22,163,395
Massachusetts Bay Transportation Auth
Sales Tax CP BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.73%		04/03/17	6,475,000	6,475,000
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.75%		04/06/17	30,525,000	30,525,000
Sr Sales Tax Bonds Series 2004B		5.25%		07/01/17	100,000	101,071

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts School Building Auth
Sub Dedicated Sales Tax CP BAN Series B (LOC: CITIBANK NA)		0.81%		05/01/17	9,000,000	9,000,000
Plymouth
GO BAN		2.00%		05/04/17	5,200,000	5,205,830
Randolph
GO BAN		2.00%		09/28/17	11,548,635	11,608,350
Stoughton
GO BAN		2.00%		06/30/17	3,449,000	3,459,545
						182,359,356
Michigan 0.3%
Univ of Michigan
CP Notes Series K-1		0.78%		04/05/17	32,710,000	32,710,000
CP Notes Series K-1		0.89%		06/05/17	6,660,000	6,660,000
						39,370,000
Minnesota 0.0%
Minnesota
GO Bonds Series 2013D		5.00%		10/01/17	4,850,000	4,949,138
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.85%		08/01/17	12,840,000	12,840,000
Missouri 0.1%
St Louis
TRAN 2016		2.00%		06/01/17	9,500,000	9,518,878
Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.73%		04/04/17	17,000,000	17,000,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.74%		04/04/17	29,800,000	29,800,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.75%		04/04/17	16,000,000	16,000,000
						62,800,000
New Jersey 3.1%
Bergen Cnty
BAN 2016B		2.00%		12/14/17	76,000,000	76,487,877
Brick Township
BAN		2.00%		07/26/17	21,869,345	21,942,166
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	7,500,000	7,506,011
Sub Revenue Notes Series 2016		2.00%		11/16/17	10,000,000	10,071,514
East Brunswick
BAN		2.00%		07/27/17	10,000,000	10,038,145
Edgewater
BAN 2016		2.00%		07/21/17	6,000,000	6,018,064
Fort Lee
BAN 2016		2.00%		11/10/17	2,500,000	2,517,100
Freehold Township
BAN 2016		2.25%		11/17/17	6,500,000	6,556,032

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016C1		2.00%		11/01/17	8,355,000	8,408,394
Jersey City
BAN 2017A		2.25%		01/19/18	7,000,000	7,067,841
Little Ferry
BAN		2.25%		04/27/17	3,000,000	3,003,111
Livingston Township
BAN 2017		2.25%		02/08/18	6,400,000	6,466,260
Middlesex Cnty
BAN		2.00%		06/15/17	9,540,000	9,560,633
Montclair Township
GO BAN		2.50%		11/03/17	19,333,200	19,517,106
Nutley
BAN		2.25%		12/21/17	7,000,000	7,054,529
Ocean City
BAN 2016B		2.00%		06/15/17	10,000,000	10,023,633
BAN 2016C		2.50%		11/30/17	10,000,000	10,100,872
Readington Township
BAN Series 2017A		1.25%		04/28/17	6,000,000	6,002,166
BAN Series 2017B		2.25%		02/01/18	10,000,000	10,091,968
Robbinsville
BAN Series 2016A		2.00%		07/27/17	5,000,000	5,017,873
BAN Series 2016B		2.00%		05/17/17	6,000,000	6,009,515
Rockaway
BAN 2016		2.00%		11/16/17	9,456,000	9,523,336
South River
BAN 2016A		2.50%		12/12/17	12,546,000	12,655,073
Stafford Township
BAN 2016A		2.00%		05/11/17	14,698,000	14,716,526
Union Cnty
BAN		2.00%		06/23/17	53,345,000	53,489,470
Woodbridge
BAN		2.00%		08/18/17	15,500,000	15,562,958
BAN		3.00%		08/18/17	36,000,000	36,271,447
Woodland Park
GO BAN		2.00%		06/02/17	3,590,705	3,597,537
						395,277,157
New York 1.4%
Amherst
BAN 2016		2.50%		11/09/17	23,000,000	23,230,959
Amherst CSD
BAN 2016		2.00%		06/22/17	9,000,000	9,023,656
Clinton Cnty
BAN 2016B		2.00%		06/09/17	11,000,000	11,022,040
Fairpoint CSD
BAN 2016		1.95%		07/14/17	4,000,000	4,013,107
Homer CSD
BAN 2016		2.00%		06/30/17	4,000,000	4,012,277
Irondequoit
BAN 2016		2.00%		04/21/17	4,000,000	4,002,418

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Islip UFSD
BAN 2016		2.00%		11/10/17	11,110,000	11,185,344
Kingston SD
BAN 2016A		2.00%		06/15/17	4,000,000	4,009,452
Metropolitan Transportation Auth
Transportation Revenue BAN Series 2017A-1a		2.00%		08/01/17	15,000,000	15,060,346
Transportation Revenue BAN Series 2017A-1b		5.00%		08/01/17	13,000,000	13,183,240
Transportation Revenue BAN Series 2017A-1c		2.00%		08/01/17	24,000,000	24,096,903
Middletown City SD
BAN 2016A		2.00%		06/22/17	5,100,000	5,111,945
Miller Place UFSD
TAN 2016-2017		2.00%		06/27/17	8,000,000	8,022,300
New York City
GO Bonds Fiscal 2015 Series 1		3.00%		08/01/17	1,875,000	1,888,267
New York State Power Auth
CP Series 1&2		0.90%		05/03/17	20,000,000	20,000,000
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	4,000,000	4,033,379
Sag Harbor UFSD
TAN 2016-2017		1.75%		06/22/17	4,250,000	4,259,355
Syracuse
RAN 2016B		2.25%		06/30/17	11,905,000	11,943,799
						178,098,787
Ohio 0.4%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2011B		5.00%		07/12/17	725,000	732,930
Hospital Facilities Refunding RB (OhioHealth) Series 2013		5.00%		05/15/17	1,000,000	1,004,987
RB (Trinity Health) Series 2013OH		0.75%		06/01/17	30,245,000	30,245,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.89%		06/09/17	20,065,000	20,065,000
						52,047,917
Oregon 0.2%
Oregon Dept of Transportation
Highway User Tax Sr Lien RB Series 2007A (ESCROW)		4.50%		11/15/17	20,000,000	20,433,952
Pennsylvania 0.0%
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania Health) Series 2009A		5.00%		08/15/17	135,000	136,986
Pennsylvania Infrastructure Investment Auth
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		0.73%		04/03/17	2,815,000	2,815,000
						2,951,986
South Carolina 0.2%
South Carolina Public Service Auth
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.79%		04/03/17	4,400,000	4,400,000
CP Series E (LIQ: TD BANK NA)		0.80%		04/04/17	17,229,000	17,229,000
						21,629,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tennessee 0.3%
Metro Government of Nashville & Davidson Cnty Water & Sewer System
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.76%		04/03/17	7,000,000	7,000,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.84%		04/04/17	10,575,000	10,575,000
Shelby Cnty
Extendible CP Series 2015A		0.74%	04/04/17	11/06/17	13,000,000	13,000,000
Extendible CP Series 2015A		0.83%	04/10/17	12/01/17	7,000,000	7,000,000
						37,575,000
Texas 3.6%
Austin ISD
CP Series A (LIQ: MIZUHO BANK LTD)		0.78%		04/11/17	12,000,000	12,000,000
Brownsville
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		0.93%		05/17/17	7,000,000	7,000,000
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.75%		04/03/17	3,560,000	3,560,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.92%		05/22/17	7,790,000	7,790,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.94%		06/05/17	13,526,000	13,526,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.74%		04/05/17	17,117,000	17,117,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.73%		04/07/17	1,200,000	1,200,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		0.72%		04/11/17	35,000,000	35,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		0.87%		05/18/17	10,000,000	10,000,000
Eanes ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/17	200,000	200,597
Garland
Electric Utility System CP Series 2014 (LOC: WELLS FARGO BANK NA)		0.88%		05/15/17	14,895,000	14,895,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Herman Health) Series 2016B2		0.80%		04/03/17	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.83%		05/10/17	36,630,000	36,628,000
Refunding RB (Methodist Hospital) Series 2009C1		0.92%		05/24/17	3,000,000	3,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.73%		04/19/17	10,000,000	10,000,000
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		05/17/17	25,000,000	25,000,000
Airport System Sr Lien CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.75%		04/10/17	12,250,000	12,250,000
Combined Utility System 1st lien Refunding RB Series 2007A (ESCROW)		5.00%		11/15/17	1,550,000	1,587,901
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		0.92%		05/05/17	15,000,000	15,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Prosper ISD
ULT GO Bonds Series 2007 (ESCROW)		5.38%		08/15/17	9,365,000	9,522,967
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.79%		05/08/17	42,440,000	42,440,000
Electric & Gas Systems CP Series C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.74%		04/06/17	40,000,000	40,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.78%		04/04/17	8,965,000	8,965,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.76%		04/05/17	9,655,000	9,655,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.77%		05/17/17	16,000,000	16,000,000
Texas
GO Bonds Series 2008		5.00%		04/01/17	160,000	160,000
Texas Public Finance Auth
GO CP Series 2008		0.72%		04/04/17	69,200,000	69,200,000
GO CP Series 2008		0.72%		04/05/17	14,750,000	14,750,000
Texas Tech Univ
Revenue Financing System CP Series 2012A		0.71%		04/03/17	12,500,000	12,500,000
Texas Transportation Commission
State Highway Fund 1st Tier RB Series 2007		5.00%		04/01/17	100,000	100,000
State Highway Fund 1st Tier Refunding & RB Series 2007		4.75%		04/01/17	200,000	200,000
Univ of Texas
CP Notes Series A		0.73%		04/05/17	15,000,000	15,000,000
						469,247,465
Utah 0.4%
Intermountain Power Agency
CP Series B1 (LIQ: BANK OF AMERICA NA)		0.78%		04/06/17	18,000,000	18,000,000
CP Series B1&B2 (LIQ: BANK OF AMERICA NA)		0.88%		05/08/17	13,860,000	13,860,000
CP Series B2 (LIQ: BANK OF AMERICA NA)		0.78%		05/04/17	16,140,000	16,140,000
						48,000,000
Washington 0.2%
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		0.77%		04/05/17	25,000,000	25,000,000
Washington
GO Refunding Bonds Series R2011C		5.00%		07/01/17	500,000	505,003
						25,505,003
Wisconsin 0.6%
Sun Prairie SD
BAN 2016		2.00%		06/01/17	14,200,000	14,213,403
Wisconsin
GO Refunding Bonds 2014 Series 1		5.00%		05/01/17	115,000	115,383

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.82%		04/03/17	20,000,000	20,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.80%		06/05/17	40,000,000	40,000,000
						74,328,786
Total Fixed-Rate Municipal Securities
(Cost $2,502,054,151)						2,502,054,151

Variable-Rate Municipal Securities 80.3% of net assets
Alabama 3.9%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		04/07/17	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		04/07/17	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	2,390,000	2,390,000
RB (Ascension Health) Series 2016C (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		04/07/17	18,845,000	18,845,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.07%		04/07/17	1,660,000	1,660,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/20/17	4,180,000	4,180,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	a	0.96%		04/07/17	20,000,000	20,000,000
Water Revenue Bonds Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	6,065,000	6,065,000
Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 2014D		0.90%		04/07/17	22,500,000	22,500,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)		0.97%		04/07/17	12,000,000	12,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)		0.96%		04/07/17	4,525,000	4,525,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: CITIBANK NA)		0.96%		04/07/17	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)		0.90%		04/07/17	40,000,000	40,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		0.90%		04/07/17	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.90%		04/07/17	30,000,000	30,000,000
Mobile IDB
Pollution Control RB (Alabama Power Co) Series 2007B		0.90%		04/07/17	17,000,000	17,000,000
Pollution Control RB (Alabama Power Co) Series 2007C		0.96%		04/07/17	16,550,000	16,550,000
Pollution Control Refunding RB (Alabama Power Co) Series 1993A		0.96%		04/07/17	12,100,000	12,100,000
RB (Alabama Power Co) Series 2001B		1.05%		04/03/17	2,750,000	2,750,000
Refunding RB (Alabama Power Co) Series 1993B		0.95%		04/07/17	9,000,000	9,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)		1.00%		04/07/17	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.90%		04/07/17	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)		1.00%		04/07/17	4,350,000	4,350,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	5,000,000	5,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)		0.91%		04/07/17	42,225,000	42,225,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011B (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	15,500,000	15,500,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011F (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	10,255,000	10,255,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	5,000,000	5,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011J (LOC: BANK OF NOVA SCOTIA)		0.91%		04/07/17	10,000,000	10,000,000
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.98%		04/07/17	23,000,000	23,000,000
West Jefferson IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1998		0.96%		04/07/17	57,290,000	57,290,000
Solid Waste Disposal RB (Alabama Power Co) Series 2008		1.05%		04/03/17	49,990,000	49,990,000
						502,900,000
Alaska 0.4%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.94%		04/07/17	19,600,000	19,600,000
Home Mortgage RB Series 2007B (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.94%		04/07/17	25,000,000	25,000,000
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.93%		04/07/17	7,280,000	7,280,000
						51,880,000
Arizona 1.0%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A&D, 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	14,995,000	14,995,000
RB (Banner Health) Series 2015B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.96%		04/07/17	11,600,000	11,600,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)		0.96%		04/07/17	14,400,000	14,400,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maricopa Cnty IDA
M/F Housing RB (Gran Victoria Housing) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	6,030,000	6,030,000
RB (Banner Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)		0.96%		04/07/17	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	39,000,000	39,000,000
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	11,930,000	11,930,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)		0.94%		04/07/17	20,000,000	20,000,000
						128,705,000
Arkansas 0.2%
Arkansas Development Finance Auth
Solid Waste Disposal RB (Waste Management of Arkansas) Series 2003 (LOC: BANK OF AMERICA NA)		0.91%		04/07/17	15,000,000	15,000,000
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)		0.97%		04/07/17	5,440,000	5,440,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.97%		04/07/17	6,570,000	6,570,000
						27,010,000
California 1.4%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		1.04%		04/07/17	3,175,000	3,175,000
RB (Segale Bros Wood Products) Series 2002 (LOC: BANK OF THE WEST)		1.00%		04/07/17	1,260,000	1,260,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,300,000	3,300,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C		0.88%		04/07/17	24,565,000	24,565,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,801,000	4,801,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)		1.01%		04/07/17	2,100,000	2,100,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.90%		04/07/17	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		0.99%		04/07/17	1,045,000	1,045,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		1.04%		04/07/17	105,000	105,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		1.02%	04/06/17	07/03/17	15,000,000	15,000,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)		0.96%		04/07/17	2,670,000	2,670,000
RB (Kaiser Permanente) Series 2002E		0.90%		04/07/17	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2003D		0.93%		04/07/17	3,200,000	3,200,000
RB (Kaiser Permanente) Series 2004M		0.90%		04/07/17	9,300,000	9,300,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	15,922,588	15,922,588
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: BANK OF AMERICA NA)		0.98%		04/07/17	3,900,000	3,900,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.95%		04/07/17	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a	0.95%		04/07/17	20,830,000	20,830,000
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: WELLS FARGO BANK NA)		0.97%		04/07/17	4,600,000	4,600,000
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		04/07/17	5,000,000	5,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	1.06%		04/07/17	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	1.03%		04/07/17	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: CITIBANK NA)	a	1.04%		04/07/17	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	1.04%		04/07/17	300,000	300,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)		0.84%		04/07/17	825,000	825,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	9,900,000	9,900,000
						186,108,588
Colorado 4.7%
Arapahoe Cnty
M/F Rental Housing Refunding RB (Hunter's Run) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		04/07/17	10,230,000	10,230,000
Arapahoe Cnty SD No. 5 Cherry Creek
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/30/17	3,820,000	3,820,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.94%		04/07/17	19,040,000	19,040,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)		0.99%		04/07/17	4,750,000	4,750,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,700,000	3,700,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	15,500,000	15,500,000
RB (Sisters of Charity of Leavenworth Health) Series 2016A		0.91%		04/07/17	3,645,000	3,645,000
RB (Sisters of Charity of Leavenworth Health) Series 2016D (LIQ: WELLS FARGO BANK NA)		0.91%		04/07/17	5,000,000	5,000,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)		0.88%		04/07/17	4,790,000	4,790,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)		0.94%		04/07/17	21,035,000	21,035,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: FEDERAL HOME LOAN BANKS)		0.90%		04/07/17	6,735,000	6,735,000
S/F Mortgage Class II Bonds Series 2007B3 (LIQ: ROYAL BANK OF CANADA)		0.91%		04/07/17	10,000,000	10,000,000
S/F Mortgage Class II Bonds Series 2013B (LIQ: ROYAL BANK OF CANADA)		0.90%		04/07/17	11,950,000	11,950,000
Colorado Regional Transportation District
Sales Tax Refunding RB Series 2007A (LIQ: CITIBANK NA)	a	0.95%		04/07/17	71,000,000	71,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	6,875,000	6,875,000
Utilities System Sub Lien RB Series 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		04/07/17	55,180,000	55,180,000
Utilities System Sub Lien RB Series 2004A (LIQ: BANK OF AMERICA NA)		0.96%		04/07/17	50,000,000	50,000,000
Utilities System Sub Lien RB Series 2005A (LIQ: MIZUHO BANK LTD)		0.91%		04/07/17	49,450,000	49,449,797
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.98%		04/07/17	48,730,000	48,730,000
Denver
Airport System RB Bonds Series 2008C2&C3 (LOC: ROYAL BANK OF CANADA)	a	0.98%		04/07/17	174,990,000	174,990,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	8,840,000	8,840,000
Denver City & Cnty SD No. 1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	23,000,000	23,000,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.94%		04/07/17	3,090,000	3,090,000
						611,349,797
Connecticut 0.7%
Connecticut
GO Bonds Series 2015C (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,000,000	2,000,000
GO Bonds Series 2016C (LIQ: BANK OF AMERICA NA)		0.90%		04/07/17	79,305,000	79,305,000
GO Refunding Bonds Series 2015D (LIQ: JP MORGAN SECURITIES LLC)	a	1.01%		04/03/17	1,200,000	1,200,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Connecticut HFA
Housing Mortgage RB Series 2012A (LIQ: ROYAL BANK OF CANADA)		0.90%		04/07/17	2,000,000	2,000,000
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)		0.90%		04/07/17	7,500,000	7,500,000
						92,005,000
Delaware 0.1%
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002		0.92%		04/07/17	5,185,000	5,185,000
Student Housing Refunding RB (Univ Courtyard Apt) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.92%		04/07/17	12,000,000	12,000,000
						17,185,000
District of Columbia 1.1%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	7,415,000	7,415,000
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	18,000,000	18,000,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	8,310,000	8,310,000
RB (American Psychological Assoc) Series 2003 (LOC: BANK OF AMERICA NA)		0.97%		04/07/17	1,725,000	1,725,000
RB (American Univ) Series 2006A (LOC: ROYAL BANK OF CANADA)		0.91%		04/07/17	15,000,000	15,000,000
RB (American Univ) Series 2006B (LOC: ROYAL BANK OF CANADA)		0.91%		04/07/17	4,600,000	4,600,000
District of Columbia HFA
M/F Housing RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		04/07/17	5,000,000	5,000,000
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.94%		04/07/17	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.95%		04/07/17	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.97%		04/07/17	9,620,000	9,620,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	9,130,000	9,130,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,680,000	6,680,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.09%	04/06/17	05/25/17	9,775,000	9,775,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	28,025,000	28,025,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)		0.90%		04/07/17	3,000,000	3,000,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	a	0.99%		04/07/17	7,500,000	7,500,000
						144,230,000
Florida 4.5%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	6,190,000	6,190,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)		0.92%		04/07/17	9,530,000	9,530,000
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	3,735,000	3,735,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)		0.93%		04/07/17	2,100,000	2,100,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)		0.92%		04/07/17	3,645,000	3,645,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)		0.98%		04/07/17	1,300,000	1,300,000
Capital Trust Agency
Housing Refunding RB (Atlantic Housing Fdn) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	39,000,000	39,000,000
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.09%	04/06/17	06/01/17	4,480,000	4,480,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		04/07/17	7,800,000	7,800,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	9,330,000	9,330,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	5,635,000	5,635,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)		0.95%		04/07/17	1,700,000	1,700,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)		0.96%		04/07/17	3,195,000	3,195,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	7,500,000	7,500,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	6,000,000	6,000,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)		0.96%		04/07/17	3,560,000	3,560,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	5,520,000	5,520,000
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A		0.94%		04/07/17	18,285,000	18,285,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	19,970,000	19,970,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)		0.92%		04/07/17	6,135,000	6,135,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)		1.04%		04/07/17	600,000	600,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		04/07/17	3,635,000	3,635,000
JEA
Electric System RB Series 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	5,000,000	5,000,000
Miami-Dade Cnty
GO Bonds Series 2008B1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,300,000	5,300,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.94%		04/07/17	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B		0.94%		04/07/17	20,230,000	20,230,000
IDRB (RAM Investments) Series 2004 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.10%		04/07/17	1,635,000	1,635,000
RB (Professional Modification Services) Series 1998 (LOC: WELLS FARGO BANK NA)		0.95%		04/07/17	2,125,000	2,125,000
Ocean Highway & Port Auth
RB Series 1990 (LOC: WELLS FARGO BANK NA)		1.00%		04/07/17	8,000,000	8,000,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	10,330,000	10,330,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	7,330,000	7,330,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	7,940,000	7,940,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	13,000,000	13,000,000
M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	7,830,000	7,830,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	8,385,000	8,385,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.94%		04/07/17	7,890,000	7,890,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.95%		04/07/17	74,750,000	74,750,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.95%		04/07/17	68,590,000	68,590,000
Palm Beach Cnty
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		04/07/17	4,000,000	4,000,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)		0.94%		04/07/17	2,810,000	2,810,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,550,000	4,550,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)		0.95%		04/07/17	6,630,000	6,630,000
Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		04/07/17	8,045,000	8,045,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health Sout Florida) Series 2007 (LIQ: DEUTSCHE BANK AG)	a	1.04%		04/07/17	3,360,000	3,360,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	16,500,000	16,500,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	15,000,000	15,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	17,000,000	17,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.97%		04/07/17	6,665,000	6,665,000
Tallahassee
Energy System RB Series 2007 (LIQ: CITIBANK NA)	a	0.96%		04/07/17	20,000,000	20,000,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: FEDERAL HOME LOAN BANKS)		0.91%		04/07/17	6,140,000	6,140,000
						579,085,000
Georgia 3.2%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	6,665,000	6,665,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	24,500,000	24,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	31,765,000	31,765,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)		0.99%		04/07/17	7,440,000	7,440,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)		0.99%		04/07/17	5,100,000	5,100,000
Cobb Cnty-Kennestone Hospital Auth
RB (Wellstar Health System) Series 2005A (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	15,600,000	15,600,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	7,680,000	7,680,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dekalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		04/07/17	7,260,000	7,260,000
M/F Housing RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	6,860,000	6,860,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		04/07/17	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		04/07/17	10,000,000	10,000,000
Fulton Cnty
GO Library Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	9,435,000	9,435,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B		0.92%		04/07/17	19,330,000	19,330,000
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.92%		04/07/17	30,550,000	30,550,000
Georgia Municipal Electric Auth
RB Series 1985B (LOC: BARCLAYS BANK PLC)		0.92%		04/07/17	16,870,000	16,870,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		04/07/17	6,400,000	6,400,000
Macon Water Auth
Water & Sewer RB Series 2012		0.97%		04/07/17	4,000,000	4,000,000
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)		1.02%	04/06/17	06/01/17	94,520,000	94,520,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		1.02%	04/06/17	06/01/17	32,635,000	32,635,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.05%		04/07/17	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	6,300,000	6,300,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)		1.04%		04/07/17	5,005,000	5,005,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)		0.94%		04/07/17	2,200,000	2,200,000
						416,575,000
Hawaii 0.1%
Hawaii
GO Bonds Series 2011DZ (LIQ: BANK OF AMERICA NA)	a	1.12%		04/07/17	5,000,000	5,000,000
GO Bonds Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	6,665,000	6,665,000
Honolulu
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	7,000,000	7,000,000
						18,665,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		04/07/17	6,730,000	6,730,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		04/07/17	1,600,000	1,600,000
						8,330,000
Illinois 6.3%
Aurora
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	12,410,000	12,410,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	8,415,000	8,415,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)		0.97%		04/07/17	5,825,000	5,825,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.96%		04/07/17	989,000	989,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)		0.97%		04/07/17	3,165,000	3,165,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)		0.97%		04/07/17	8,405,000	8,405,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)		0.96%		04/07/17	52,830,000	52,830,000
Midway Airport 2nd Lien RB Series 2004C2 (LOC: BANK OF MONTREAL)		0.96%		04/07/17	17,315,000	17,315,000
O'Hare General Airport 3rd Lien RB Series 2005C (LOC: CITIBANK NA)		0.90%		04/07/17	30,160,000	30,160,000
O'Hare Special Facility RB (Air France-KLM) Series 1990 (LOC: SOCIETE GENERALE SA)		0.93%		04/07/17	19,000,000	19,000,000
Illinois Finance Auth
Educational Facility (Erikson Institute) RB Series 2007 (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	16,620,000	16,620,000
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)		0.97%		04/07/17	4,610,000	4,610,000
IDRB (Kenall Manufacturing) Series 2008 (LOC: BMO HARRIS BANK NA)		0.97%		04/07/17	2,385,000	2,385,000
IDRB Refunding (Toyal America) Series 1997 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.96%		04/07/17	6,000,000	6,000,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	5,455,000	5,455,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	8,295,000	8,295,000
M/F Hsg RB (West Chicago Sr Apts) Series 2003 (LOC: CITIBANK NA)		0.96%		04/07/17	5,900,000	5,900,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		04/07/17	32,000,000	32,000,000
RB (Carle Foundation) Series 2009C (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		04/07/17	5,100,000	5,100,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (F.C. Harris Pavilion) Series 1994 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		04/07/17	22,310,000	22,310,000
RB (Fenwick HS) Series 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.89%		04/07/17	9,000,000	9,000,000
RB (Fenwick HS) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		04/07/17	15,635,000	15,635,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))		1.00%		04/07/17	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		04/07/17	2,500,000	2,500,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008A (LOC: BARCLAYS BANK PLC)		0.93%		04/07/17	9,175,000	9,175,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008B (LOC: BARCLAYS BANK PLC)		0.93%		04/07/17	15,955,000	15,955,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)		1.05%		04/07/17	1,715,000	1,715,000
RB (Museum of Science & Industry) Series 2009C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	12,305,000	12,305,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)		0.93%		04/07/17	8,350,000	8,350,000
RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	30,600,000	30,600,000
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	6,000,000	6,000,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		04/07/17	3,800,000	3,800,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,760,000	3,760,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	23,200,000	23,200,000
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,250,000	5,250,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)		0.95%		04/07/17	31,500,000	31,500,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,000,000	3,000,000
Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: FIFTH THIRD BANK (OHIO))		1.03%		04/07/17	4,845,000	4,845,000
Illinois Health Facilities Auth
RB (Evanston Hospital) Series 1996 (LIQ: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	9,300,000	9,300,000
Illinois Housing Development Auth
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)		1.22%		04/07/17	3,370,000	3,370,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)		1.17%		04/07/17	3,050,000	3,050,000
Illinois Toll Highway Auth
Sr Priority RB Series 2007A1A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		04/07/17	10,000,000	10,000,000
Sr Priority RB Series 2007A1B (LOC: BANK OF AMERICA NA)		0.91%		04/07/17	10,000,000	10,000,000
Sr Priority RB Series 2007A2D (LOC: BANK OF AMERICA NA)		0.91%		04/07/17	16,500,000	16,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sr RB Series 2007A-2b (LOC: PNC BANK NATIONAL ASSOCIATION)		0.91%		04/07/17	10,000,000	10,000,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	10,730,000	10,730,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	9,745,000	9,745,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.96%		04/07/17	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.95%		04/07/17	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		04/07/17	1,140,000	1,140,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	7,339,500	7,339,500
Sr Refunding RB Series 2008A1A (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	84,695,000	84,695,000
Sr Refunding RB Series 2008A2 (LIQ: JPMORGAN CHASE BANK NA)		0.92%		04/07/17	18,275,000	18,275,000
Sr Refunding RB Series 2016A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,780,000	2,780,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		1.00%		04/07/17	2,600,000	2,600,000
M/F Housing RB (Whispering Oaks Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		04/07/17	2,000,000	2,000,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		04/07/17	27,000,000	27,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))		0.94%		04/07/17	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	1.01%		04/07/17	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a	1.01%		04/07/17	11,625,000	11,625,000
ULT GO Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.98%		04/07/17	2,945,000	2,945,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	5,000,000	5,000,000
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.98%		04/07/17	6,860,000	6,860,000
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	15,250,000	15,250,000
Will Cnty
RB (ExxonMobil) Series 2001		0.88%		04/03/17	17,335,000	17,335,000
						813,933,500
Indiana 2.1%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		1.01%		04/07/17	5,715,000	5,715,000
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.94%		04/07/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998		0.94%		04/07/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A		0.94%		04/07/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.94%		04/07/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.94%		04/07/17	20,000,000	20,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005		0.90%		04/07/17	39,000,000	39,000,000
Indiana Finance Auth
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,500,000	2,500,000
Health System RB (Sisters of St Francis) Series 2009A (LIQ: BANK OF AMERICA NA)	a	0.96%		04/07/17	10,000,000	10,000,000
RB (Ascension Health) Series 2008E8		0.86%		04/07/17	43,200,000	43,200,000
RB (DePauw Univ) Series 2008A (LOC: NORTHERN TRUST COMPANY (THE))		0.92%		04/07/17	33,260,000	33,260,000
RB (Ohio Valley Electric Corp) Series 2012B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		04/07/17	10,500,000	10,500,000
Refunding RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	16,750,000	16,750,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)		0.96%		04/07/17	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		1.02%		04/07/17	24,200,000	24,200,000
Michigan City
M/F Housing RB (Garden Estates West Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.97%		04/07/17	5,210,000	5,210,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.91%		04/07/17	9,500,000	9,500,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)		1.09%		04/07/17	1,820,000	1,820,000
						266,930,000
Iowa 1.5%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.99%		04/07/17	8,200,000	8,200,000
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	21,000,000	21,000,000
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG UNION BANK NA)		0.94%		04/07/17	15,095,000	15,095,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	9,955,000	9,955,000
Midwestern Disaster Area RB (Cargill) Series 2009A		0.93%		04/07/17	54,700,000	54,700,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.94%		04/07/17	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2011A		0.93%		04/07/17	24,100,000	24,100,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.94%		04/07/17	31,300,000	31,300,000
S/F Mortgage Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.91%		04/07/17	10,000,000	10,000,000
						194,428,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas 1.0%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)		0.96%		04/07/17	36,050,000	36,050,000
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)		0.96%		04/07/17	50,750,000	50,750,000
Kansas City Water
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.09%	04/06/17	05/25/17	8,615,000	8,615,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		04/07/17	1,600,000	1,600,000
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)		0.96%		04/07/17	10,000,000	10,000,000
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	9,285,000	9,285,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	12,715,000	12,715,000
						129,015,000
Kentucky 1.0%
Boyle Cnty
Refunding RB (Centre College) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	24,100,000	24,100,000
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		04/07/17	20,000,000	20,000,000
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	15,790,000	15,790,000
Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.00%		04/07/17	750,000	750,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.96%		04/07/17	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.96%		04/07/17	5,000,000	5,000,000
Kentucky Higher Ed Student Loan Corp
Student Loan RB Sr Series 2008A1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.89%		04/07/17	12,315,000	12,315,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.02%		04/07/17	3,500,000	3,500,000
Kentucky Sanitation Dist No 1
Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/20/17	24,470,000	24,470,000
Louisville & Jefferson Cnty Metro Govt Health System
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		04/07/17	7,750,000	7,750,000
Richmond
IDRB (Mikron) Series 1995 (LOC: BANK OF AMERICA NA)		1.20%		04/07/17	400,000	400,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.96%		04/07/17	10,000,000	10,000,000
						129,575,000
Louisiana 0.6%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.95%		04/07/17	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)		1.03%		04/07/17	5,100,000	5,100,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	8,405,000	8,405,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		04/07/17	13,340,000	13,340,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.06%		04/07/17	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	2,740,000	2,740,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A		1.00%		04/07/17	6,000,000	6,000,000
RB (BASF Corp) Series 2001		1.00%		04/07/17	8,000,000	8,000,000
RB (BASF Corp) Series 2002		1.00%		04/07/17	10,000,000	10,000,000
St James Parish
RB (NuStar Logistics) Series 2011 (LOC: BANK OF NOVA SCOTIA)		0.91%		04/07/17	11,000,000	11,000,000
						75,985,000
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)		0.98%		04/07/17	1,320,000	1,320,000
Maryland 1.0%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		04/06/17	10,000,000	10,000,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a	1.04%		04/07/17	6,200,000	6,200,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.84%		04/07/17	8,200,000	8,200,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge Facility) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	7,385,000	7,385,000
Maryland Community Development Administration
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)		0.90%		04/07/17	11,985,000	11,985,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		04/07/17	4,675,000	4,675,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		04/07/17	7,200,000	7,200,000
Residential RB Series 2005E&2006B&F&I&L&2007D&H (LIQ: CREDIT SUISSE AG)	a	0.99%		04/07/17	3,730,000	3,730,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)		0.95%		04/07/17	6,985,000	6,985,000
RB (Mercy Ridge) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	19,550,000	19,550,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.00%		04/07/17	8,230,000	8,230,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	31,650,000	31,650,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)		1.09%	04/06/17	06/15/17	5,000,000	5,000,000
						130,790,000
Massachusetts 1.5%
Massachusetts
GO Bonds Series 2007C (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.94%		04/07/17	15,500,000	15,500,000
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	a	0.96%		04/07/17	10,000,000	10,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,880,000	2,880,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,390,000	2,390,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a	0.95%		04/07/17	2,000,000	2,000,000
Transportation Fund RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	22,000,000	22,000,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	30,890,000	30,890,000
Transportation System Bonds Series 2000A1 (LIQ: BARCLAYS BANK PLC)		0.85%		04/07/17	2,660,000	2,660,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		0.96%		04/07/17	1,035,000	1,035,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	12,560,000	12,560,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.95%		04/07/17	11,170,000	11,170,000
RB (Harvard Univ) Series 2010B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,000,000	1,000,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	a	0.94%		04/07/17	7,500,000	7,500,000
RB (Partners Healthcare) Series 2011K2 (LIQ: BARCLAYS BANK PLC)		0.93%		04/07/17	16,200,000	16,200,000
RB (Partners HealthCare) Series 2015O1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,665,000	2,665,000
RB (Partners HealthCare) Series 2016Q (LIQ: CITIBANK NA)	a	0.93%		04/07/17	2,000,000	2,000,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,000,000	1,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,000,000	3,000,000
Massachusetts HFA
Housing Bonds Series 2007A&C (LIQ: CITIBANK NA)	a	0.96%		04/07/17	11,235,000	11,235,000
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	2,430,000	2,430,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	a	0.96%		04/07/17	6,875,000	6,875,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a	0.95%		04/07/17	10,000,000	10,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,330,000	3,330,000
Univ of Massachusetts Building Auth
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	7,000,000	7,000,000
						187,320,000
Michigan 1.8%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	15,000,000	15,000,000
Hospital Refunding RB (Ascension) Series 2016E		0.91%		04/07/17	3,000,000	3,000,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,200,000	3,200,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)		1.02%		04/07/17	9,660,000	9,660,000
Student Loan Refunding RB Series 22A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.94%		04/07/17	10,100,000	10,100,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)		0.98%		04/07/17	35,240,000	35,240,000
Rental Housing RB Series 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.91%		04/07/17	61,310,000	61,310,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)		0.98%		04/07/17	31,905,000	31,905,000
Rental Housing RB Series 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.00%		04/07/17	10,410,000	10,410,000
Rental Housing RB Series 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.00%		04/07/17	15,210,000	15,210,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		04/07/17	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)		0.96%		04/07/17	2,925,000	2,925,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)		1.03%		04/07/17	10,000,000	10,000,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	1,300,000	1,300,000
						227,735,000
Minnesota 0.8%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.93%		04/07/17	16,110,000	16,110,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		04/07/17	5,705,000	5,705,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		04/07/17	15,250,000	15,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	8,920,000	8,920,000
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: ROYAL BANK OF CANADA)		0.93%		04/07/17	7,725,000	7,725,000
Residential Housing Finance Bonds Series 2009C (LIQ: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	20,000,000	20,000,000
Minnetonka
Housing Facilities Refunding RB (Beacon Hill) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	5,940,000	5,940,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2016		0.84%		04/07/17	8,100,000	8,100,000
Roseville
Sr Housing Refunding RB (EagleCrest) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		04/07/17	6,910,000	6,910,000
St Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		1.05%		04/07/17	1,395,000	1,395,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)		1.04%		04/07/17	4,760,000	4,760,000
						100,815,000
Mississippi 0.2%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron U.S.A.) Series 2010H		0.91%		04/03/17	3,600,000	3,600,000
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)		1.04%		04/07/17	2,440,000	2,440,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		04/07/17	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.06%		04/07/17	5,360,000	5,360,000
						19,600,000
Missouri 1.7%
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.01%		04/07/17	2,160,000	2,160,000
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		04/07/17	12,100,000	12,100,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)		0.99%		04/07/17	9,830,000	9,830,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	19,500,000	19,500,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	10,725,000	10,725,000
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	71,000,000	71,000,000
Health Facilities RB (Lutheran Senior) Series 2000 (LOC: BANK OF AMERICA NA)		0.89%		04/07/17	3,000,000	3,000,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	7,755,000	7,755,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002		1.00%		04/07/17	18,000,000	18,000,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)		1.13%		04/07/17	700,000	700,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	4,000,000	4,000,000
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	15,535,000	15,535,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	20,475,000	20,475,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.04%		04/07/17	1,645,000	1,645,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.96%		04/07/17	5,465,000	5,465,000
						223,160,000
Nebraska 0.9%
Douglas Cnty Hospital Auth No. 3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	5,265,000	5,265,000
Douglas Cnty SD No. 1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	06/29/17	12,950,000	12,950,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		04/07/17	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	33,350,000	33,350,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Housing RB Series 2016B (LOC: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	14,400,000	14,400,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	14,195,000	14,195,000
Washington Cnty
IDRB (Cargill) Series 2010		0.94%		04/07/17	17,000,000	17,000,000
IDRB (Cargill) Series 2010B		0.93%		04/07/17	10,000,000	10,000,000
						116,110,000
Nevada 2.0%
Clark Cnty
Airport System RB Series 2008D2A (LOC: WELLS FARGO BANK NA)		0.90%		04/07/17	24,580,000	24,580,000
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.95%		04/07/17	6,700,000	6,700,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		04/07/17	47,225,000	47,225,000
Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: BANK OF AMERICA NA)		0.93%		04/07/17	24,150,000	24,150,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)		0.93%		04/07/17	7,200,000	7,200,000
IDRB (Southwest Gas Corp) Series 2009A (LOC: BANK OF AMERICA NA)		0.92%		04/07/17	11,500,000	11,500,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)		1.09%	04/06/17	06/22/17	8,640,000	8,640,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	9,000,000	9,000,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	7,210,000	7,210,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.18%	04/06/17	08/31/17	10,000,000	10,000,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		04/07/17	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		04/07/17	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	11,800,000	11,800,000
M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	14,770,000	14,770,000
Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	42,750,000	42,750,000
						257,860,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey 1.0%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.00%		04/07/17	1,845,000	1,845,000
RB (Marina Energy) Series 2006A (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	5,465,000	5,465,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	16,506,000	16,506,000
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005R (LIQ: TD BANK NA)		0.87%		04/07/17	3,865,000	3,865,000
S/F Housing RB Series 2008Z (LIQ: ROYAL BANK OF CANADA)		0.90%		04/07/17	17,980,000	17,980,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	78,110,000	78,110,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	7,100,000	7,100,000
						130,871,000
New York 6.4%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	7,995,000	7,995,000
Metropolitan Transportation Auth
Transportation RB Series 2005E (LOC: BANK OF MONTREAL)		0.91%		04/03/17	2,290,000	2,290,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	8,000,000	8,000,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)		1.06%		04/07/17	3,780,000	3,780,000
New York City
GO Bonds Fiscal 2004 Series H (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.92%		04/07/17	14,905,000	14,905,000
GO Bonds Fiscal 2008 Series JJ3 (LIQ: BARCLAYS BANK PLC)		0.92%		04/03/17	37,400,000	37,400,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)		0.93%		04/03/17	15,400,000	15,400,000
GO Bonds Fiscal 2014 Series A1 (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,500,000	2,500,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)		0.94%		04/03/17	1,500,000	1,500,000
GO Bonds Fiscal Series 2012 G6 (LOC: MIZUHO BANK LTD)		0.95%		04/03/17	20,100,000	20,100,000
New York City Capital Resource Corp
RB Series 2008B1 (LOC: BANK OF AMERICA NA)		0.95%		04/07/17	19,765,000	19,765,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,625,000	2,625,000
M/F Housing RB Series 2014C3 (LIQ: TD BANK NA)		0.90%		04/07/17	200,000	200,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)		0.97%		04/07/17	4,250,000	4,250,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)		0.97%		04/07/17	5,935,000	5,935,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		04/07/17	4,000,000	4,000,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	37,400,000	37,400,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,625,000	2,625,000
Water & Sewer System 2nd Resolution RB Fiscal 2010 Series CC (LIQ: BARCLAYS BANK PLC)		0.92%		04/07/17	26,905,000	26,905,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,905,000	1,905,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG (LIQ: CITIBANK NA)	a	0.94%		04/06/17	5,650,000	5,650,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.91%		04/03/17	580,000	580,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		04/07/17	2,000,000	2,000,000
Water & Sewer System RB Fiscal 2006 Series AA-1B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.94%		04/03/17	11,265,000	11,265,000
Water & Sewer System RB Fiscal 2009 Series AA (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	13,815,000	13,815,000
Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.92%		04/07/17	7,300,000	7,300,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	2,500,000	2,500,000
Water & Sewer System RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)		0.88%		04/03/17	13,000,000	13,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	16,600,000	16,600,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.92%		04/03/17	73,500,000	73,500,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)		0.92%		04/03/17	37,940,000	37,940,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)		0.95%		04/03/17	2,915,000	2,915,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,125,000	3,125,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	6,300,000	6,300,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
New York State Dormitory Auth
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)		0.92%		04/07/17	9,440,000	9,440,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,200,000	4,200,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	14,000,000	14,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.93%		04/07/17	2,580,000	2,580,000
State Sales Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	11,000,000	11,000,000
New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMORGAN CHASE BANK NA)		0.91%		04/07/17	18,200,000	18,200,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,900,000	1,900,000
New York State HFA
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	22,000,000	22,000,000
Housing RB (855 6th Avenue) Series 2013A (LOC: WELLS FARGO BANK NA)		0.95%		04/07/17	32,840,000	32,840,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.90%		04/07/17	25,150,000	25,150,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		04/07/17	11,100,000	11,100,000
Housing RB (Riverside Center 2) Series 2012A (LOC: BANK OF AMERICA NA)		0.88%		04/07/17	13,000,000	13,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		04/07/17	25,000,000	25,000,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	17,600,000	17,600,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)		1.01%		04/03/17	735,000	735,000
Homeowner Mortgage RB Series 144 (LIQ: JPMORGAN CHASE BANK NA)		0.95%		04/03/17	1,125,000	1,125,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.93%		04/07/17	13,075,000	13,075,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	15,730,000	15,730,000
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	5,695,000	5,695,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	11,600,000	11,600,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	1,455,000	1,455,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Auth of New York & New Jersey
Consolidated Bonds 147th Series (LIQ: CITIBANK NA)	a	0.97%		04/07/17	36,820,000	36,820,000
Consolidated Bonds 152nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		04/07/17	5,555,000	5,555,000
Consolidated Bonds 152nd Series (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	32,970,000	32,970,000
Consolidated Bonds 152nd Series (LIQ: TORONTO-DOMINION BANK/THE)	a	0.98%		04/07/17	7,505,000	7,505,000
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		04/07/17	6,440,000	6,440,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		04/07/17	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		04/07/17	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	a	0.97%		04/07/17	2,050,000	2,050,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	2,500,000	2,500,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,000,000	1,000,000
						825,335,000
North Carolina 0.4%
Charlotte
COP Series 2003F (LIQ: BANK OF AMERICA NA)		0.88%		04/07/17	11,485,000	11,485,000
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		04/06/17	10,000,000	10,000,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,750,000	2,750,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,800,000	2,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a	0.94%		04/07/17	1,600,000	1,600,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	1,479,500	1,479,500
North Carolina Medical Care Commission
Health Care Facilities RB (Deerfield Episcopal Retirement Community) Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.93%		04/07/17	6,000,000	6,000,000
RB (Southeastern Regional Medical Center) Series 2005 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.93%		04/07/17	14,630,000	14,630,000
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.97%		04/07/17	1,095,000	1,095,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.97%		04/07/17	5,500,000	5,500,000
						57,339,500

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio 1.3%
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015A		0.93%		04/07/17	1,000,000	1,000,000
Airport Development RB (FlightSafety) Series 2015B		0.93%		04/07/17	22,170,000	22,170,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,000,000	2,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011D		0.87%		04/07/17	5,655,000	5,655,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		04/07/17	3,100,000	3,100,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	5,110,000	5,110,000
Middletown
Hospital Facilities RB (Atrium Medical Center) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.92%		04/07/17	4,960,000	4,960,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	5,000,000	5,000,000
Ohio
Capital Facilities Lease Appropriation Bonds Series 2016B		0.88%		04/07/17	7,800,000	7,800,000
GO Bonds 2005B		0.90%		04/07/17	1,300,000	1,300,000
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,850,000	1,850,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
Ohio HFA
Residential Mortgage RB Series 2007B (LIQ: JPMORGAN CHASE BANK NA)		0.99%		04/07/17	27,855,000	27,855,000
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)		0.90%		04/07/17	3,765,000	3,765,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)		0.90%		04/07/17	4,205,000	4,205,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)		0.90%		04/07/17	320,000	320,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)		1.03%		04/07/17	34,750,000	34,750,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)		0.94%		04/07/17	16,000,000	16,000,000
						168,220,000
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		04/06/17	11,080,000	11,080,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon 0.9%
Oregon Business Development Commission
RB (Murphy) Series 230 (LOC: US BANK NATIONAL ASSOCIATION)		0.94%		04/07/17	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)		0.94%		04/07/17	2,625,000	2,625,000
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2007E (LIQ: JPMORGAN CHASE BANK NA)		0.97%		04/07/17	20,705,000	20,705,000
S/F Mortgage RB Series 2007H (LIQ: JPMORGAN CHASE BANK NA)		0.97%		04/07/17	22,535,000	22,535,000
S/F Mortgage RB Series 2008C (LIQ: JPMORGAN CHASE BANK NA)		0.97%		04/07/17	25,300,000	25,300,000
S/F Mortgage RB Series 2008F (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	26,470,000	26,470,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.21%	04/06/17	06/08/17	6,000,000	6,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	3,835,000	3,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		04/07/17	7,800,000	7,800,000
						118,270,000
Pennsylvania 1.9%
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		04/07/17	3,725,000	3,725,000
Fayette Cnty Hospital Auth
Hospital RB (Fayette Regional Health) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	1,460,000	1,460,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	6,500,000	6,500,000
Pennsylvania
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	42,775,000	42,775,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.91%		04/07/17	18,965,000	18,965,000
S/F Mortgage RB Series 2003-77B (LIQ: ROYAL BANK OF CANADA)		0.91%		04/07/17	15,975,000	15,975,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)		0.91%		04/07/17	27,550,000	27,550,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.91%		04/07/17	10,165,000	10,165,000
S/F Mortgage RB Series 2004-82C (LIQ: ROYAL BANK OF CANADA)		0.91%		04/07/17	20,420,000	20,420,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.94%		04/07/17	7,920,000	7,920,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.95%		04/07/17	810,000	810,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.95%		04/07/17	4,900,000	4,900,000
S/F Mortgage RB Series 2007-97A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.97%		04/07/17	1,278,639	1,278,639

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		04/07/17	2,225,000	2,225,000
S/F Mortgage RB Series 2017-122 (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	3,270,000	3,270,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: ROYAL BANK OF CANADA)		0.90%		04/07/17	20,000,000	20,000,000
GO Refunding Bonds Series 2009B (LOC: BARCLAYS BANK PLC)		0.92%		04/07/17	31,300,000	31,300,000
South Central General Auth
RB (Lutheran Social Services of South Central Pennsylvania) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.99%		04/07/17	12,000,000	12,000,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	3,000,000	3,000,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	4,680,000	4,680,000
						238,918,639
South Carolina 0.3%
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	6,000,000	6,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	2,125,000	2,125,000
South Carolina Educational Facilities Auth
RB (Charleston Southern Univ) Series 2003 (LOC: BANK OF AMERICA NA)		0.95%		04/07/17	1,000,000	1,000,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)		0.94%		04/07/17	4,790,000	4,790,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)		1.01%		04/07/17	25,000,000	25,000,000
						38,915,000
South Dakota 0.4%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2008C (LIQ: FEDERAL HOME LOAN BANKS)		0.90%		04/07/17	45,715,000	45,715,000
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		04/07/17	5,200,000	5,200,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)		0.96%		04/07/17	5,500,000	5,500,000
						56,415,000
Tennessee 1.5%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.93%		04/07/17	31,105,000	31,105,000
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)		0.96%		04/07/17	1,310,000	1,310,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	a	0.96%		04/07/17	4,055,000	4,055,000
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: COMERICA BANK)		1.06%		04/07/17	700,000	700,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	1,900,000	1,900,000
Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: CITIBANK NA)		0.92%		04/07/17	11,600,000	11,600,000
Memphis Health, Educational & Housing Facility Board
M/F Housing Refunding RB (Watergrove Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		04/07/17	21,370,000	21,370,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	16,875,000	16,875,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	6,965,000	6,965,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.94%		04/07/17	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.96%		04/07/17	330,000	330,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.96%		04/07/17	9,915,000	9,915,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.92%		04/07/17	26,195,000	26,195,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	11,745,000	11,745,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	3,200,000	3,200,000
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.97%		04/07/17	7,355,000	7,355,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		04/06/17	18,230,000	18,230,000
						194,170,000
Texas 11.0%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,670,000	6,670,000
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	05/18/17	7,300,000	7,300,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))		1.02%		04/07/17	10,375,000	10,375,000
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2006		1.00%		04/07/17	4,300,000	4,300,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001		1.00%		04/07/17	5,000,000	5,000,000
RB (BASF Corp) Series 2002		1.00%		04/07/17	25,000,000	25,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)		1.01%		04/07/17	28,500,000	28,500,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		04/07/17	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	a	0.92%		04/07/17	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		04/07/17	45,000,000	45,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.92%		04/07/17	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		04/07/17	32,300,000	32,300,000
Clear Creek ISD
ULT GO Refunding Bonds Series 2004A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	16,120,000	16,120,000
Cleburne ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	5,600,000	5,600,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		04/07/17	12,305,000	12,305,000
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	7,000,000	7,000,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,335,000	3,335,000
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: COBANK ACB)		0.90%		04/07/17	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: COBANK ACB)		0.90%		04/07/17	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)		0.96%		04/07/17	2,635,000	2,635,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)		0.96%		04/07/17	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	13,000,000	13,000,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	10,905,000	10,905,000
Dallas-Fort Worth Int'l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999		0.92%		04/07/17	700,000	700,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	4,860,000	4,860,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.96%		04/07/17	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	35,600,000	35,600,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000		0.88%		04/03/17	11,415,000	11,415,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		04/07/17	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		04/07/17	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: WELLS FARGO BANK NA)		0.96%		04/07/17	4,000,000	4,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014D		0.91%		04/07/17	16,700,000	16,700,000
Hospital Refunding RB (Memorial Hermann Health) Series 2016C		0.93%		04/07/17	22,200,000	22,200,000
Hospital Refunding RB (Memorial Hermann Health) Series 2016D		0.91%		04/07/17	20,000,000	20,000,000
Hospital Revenue RB (Memorial Hermann Health) Series 2016E		0.91%		04/07/17	36,000,000	36,000,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.96%		04/03/17	3,000,000	3,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)		0.94%		04/07/17	11,660,000	11,660,000
Houston Combined Utility System
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a	1.07%		04/07/17	7,000,000	7,000,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	10,055,000	10,055,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)		0.98%		04/07/17	13,600,000	13,600,000
Leander ISD
ULT GO & Refunding Bonds Series 2008 (ESCROW) (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a	0.95%		04/07/17	4,950,000	4,950,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B		0.88%		04/03/17	3,000,000	3,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	3,925,000	3,925,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	9,875,000	9,875,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		04/07/17	4,570,000	4,570,000
North Central Texas Health Facilities Development Corp
RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	18,500,000	18,500,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	10,345,000	10,345,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Texas Tollway Auth
System RB Series 2011A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	17,655,000	17,655,000
System Refunding RB Series 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,000,000	6,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2012A		0.92%		04/07/17	30,000,000	30,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.92%		04/07/17	20,000,000	20,000,000
RB (Total USA) Series 2011		0.92%		04/07/17	40,000,000	40,000,000
RB (Total USA) Series 2012		0.92%		04/07/17	53,900,000	53,900,000
Port of Houston Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		04/07/17	37,830,000	37,830,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009		0.92%		04/07/17	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010		0.92%		04/07/17	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B		0.93%		04/07/17	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B		0.96%		04/07/17	10,000,000	10,000,000
RB (BASF Corp) Series 1998		1.00%		04/07/17	8,700,000	8,700,000
RB (BASF Corp) Series 2003A		1.00%		04/07/17	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008		0.96%		04/07/17	50,000,000	50,000,000
San Antonio
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,000,000	5,000,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	3,000,000	3,000,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	18,535,000	18,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	10,705,000	10,705,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2008B		0.92%		04/07/17	12,435,000	12,435,000
RB (Texas Health Resources) Series 2008C		0.92%		04/07/17	33,200,000	33,200,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	11,250,000	11,250,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: BANK OF MONTREAL)		0.95%		04/07/17	19,475,000	19,475,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.95%		04/07/17	4,500,000	4,500,000
Texas
GO Bonds Series 2015B (LIQ: MIZUHO BANK LTD)		0.95%		04/07/17	10,000,000	10,000,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.95%		04/07/17	30,680,000	30,680,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.88%		04/07/17	24,450,000	24,450,000
GO Refunding Bonds Series 1999A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.98%		04/07/17	7,135,000	7,135,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	2,500,000	2,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		04/07/17	8,000,000	8,000,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		04/07/17	5,260,000	5,260,000
M/F Housing RB (Villas at Henderson) Series 2006 (LOC: CITIBANK NA)		0.94%		04/07/17	6,415,000	6,415,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		04/07/17	12,495,000	12,495,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	11,800,000	11,800,000
M/F Housing Refunding RB (Red Hills Villas) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	4,515,000	4,515,000
S/F Mortgage RB Series 2004D (LIQ: TEXAS STATE OF)		0.94%		04/07/17	6,100,000	6,100,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS STATE OF)		1.00%		04/07/17	24,460,000	24,460,000
S/F Mortgage RB Series 2007B (LIQ: BANK OF AMERICA NA)	a	1.03%		04/07/17	510,000	510,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS STATE OF)		0.98%		04/07/17	7,100,000	7,100,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS STATE OF)		1.00%		04/07/17	15,775,000	15,775,000
Texas Transportation Commission
GO Bonds Series 2007 (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.94%		04/01/17	25,000,000	25,000,000
GO Bonds Series 2008 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,870,000	4,870,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	6,800,000	6,800,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	16,000,000	16,000,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	7,300,000	7,300,000
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,950,000	1,950,000
						1,416,280,000
Utah 1.8%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)		1.00%		04/07/17	1,150,000	1,150,000
Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (LOC: WELLS FARGO BANK NA)	a	0.96%		04/07/17	140,000,000	140,000,000
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		04/07/17	14,225,000	14,225,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)		0.94%		04/07/17	9,000,000	9,000,000
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	6,250,000	6,250,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	13,500,000	13,500,000
Utah Water Finance Agency
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.93%		04/07/17	54,655,000	54,655,000
						238,780,000
Virginia 1.1%
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	a	0.94%		04/07/17	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	5,500,000	5,500,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)		0.91%		04/07/17	3,700,000	3,700,000
Loudoun Cnty IDA
RB (Howard Hughes Medical) Series 2003B		0.91%		04/07/17	27,100,000	27,100,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.93%		04/07/17	28,865,000	28,865,000
Airport System Refunding RB Series 2010C2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		04/07/17	3,655,000	3,655,000
Airport System Refunding RB Series 2011A2 (LOC: ROYAL BANK OF CANADA)		0.93%		04/07/17	9,540,000	9,540,000
Airport System Refunding RB Series 2011A3 (LOC: ROYAL BANK OF CANADA)		0.93%		04/07/17	19,350,000	19,350,000
Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Health) Series 2016A		0.90%		04/07/17	29,405,000	29,405,000
Univ of Virginia
General Refunding RB Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.09%	04/06/17	05/25/17	5,335,000	5,335,000
						143,030,000
Washington 3.3%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		04/07/17	8,385,000	8,385,000
Highline SD No. 401
ULT GO Bonds Series 2017 (GTY: STATE OF WASHINGTON) (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/27/17	5,855,000	5,855,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	5,000,000	5,000,000
LT GO Bonds Series 2010A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.94%		04/07/17	24,000,000	24,000,000
Sewer Refunding RB Series 2011B (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	7,785,000	7,785,000
Sewer Refunding RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	6,950,000	6,950,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.93%		04/07/17	3,880,000	3,880,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)		0.93%		04/07/17	6,475,000	6,475,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)		0.97%		04/07/17	3,125,000	3,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	a	1.00%		04/07/17	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)		0.98%		04/07/17	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.94%		04/07/17	34,235,000	34,235,000
Seattle
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.09%	04/06/17	05/25/17	5,980,000	5,980,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/27/17	7,770,000	7,770,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	5,095,000	5,095,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	8,300,000	8,300,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,005,000	5,005,000
GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
GO Bonds Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,000,000	5,000,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,365,000	3,365,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	a	0.94%		04/07/17	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a	0.94%		04/07/17	9,250,000	9,250,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	1.02%		04/07/17	17,250,000	17,250,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG UNION BANK NA)		0.98%		04/07/17	4,005,000	4,005,000
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)		0.90%		04/07/17	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2000H (LOC: BANK OF AMERICA NA)		0.90%		04/07/17	13,650,000	13,650,000
Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: BANK OF AMERICA NA)		0.90%		04/07/17	20,885,000	20,885,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	10,180,000	10,180,000
RB (Providence Health & Services) Series 2012C (LIQ: US BANK NATIONAL ASSOCIATION)		0.92%		04/07/17	17,600,000	17,600,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	12,675,000	12,675,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	5,665,000	5,665,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	8,675,000	8,675,000
RB (Seattle Children's Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	8,155,000	8,155,000
Refunding RB (Seattle Children's Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	5,560,000	5,560,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	3,060,000	3,060,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	22,640,000	22,640,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		04/07/17	11,945,000	11,945,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.85%		04/07/17	5,300,000	5,300,000
M/F RB (Heatherwood Apts) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	14,525,000	14,525,000
M/F RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.85%		04/07/17	9,520,000	9,520,000
						424,995,000
West Virginia 0.6%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	54,015,000	54,015,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)		0.99%		04/07/17	4,000,000	4,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.99%		04/07/17	20,000,000	20,000,000
						78,015,000
Wisconsin 1.5%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.96%		04/07/17	10,000,000	10,000,000
Wisconsin
GO Bonds Series 2006C (LIQ: CITIBANK NA)	a	0.98%		04/07/17	1,595,000	1,595,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,865,000	6,865,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	6,620,000	6,620,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Froedtert & Community Health) Series 2009C (LIQ: BANK OF AMERICA NA)	a	0.97%		04/07/17	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	14,200,000	14,200,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.95%		04/07/17	5,275,000	5,275,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	9,000,000	9,000,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)		0.91%		04/07/17	5,725,000	5,725,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)		1.00%		04/07/17	13,050,000	13,050,000
Home Ownership RB Series 2007E (LIQ: FEDERAL HOME LOAN BANKS)		0.91%		04/07/17	19,625,000	19,625,000
Home Ownership RB Series 2008A (LIQ: BMO HARRIS BANK NA)		1.00%		04/07/17	18,795,000	18,795,000
Home Ownership RB Series 2016C (LOC: ROYAL BANK OF CANADA)		0.91%		04/07/17	9,500,000	9,500,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)		1.01%		04/07/17	5,115,000	5,115,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)		1.01%		04/07/17	9,740,000	9,740,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.91%		04/07/17	13,875,000	13,875,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	6,875,000	6,875,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	5,930,000	5,930,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)		0.91%		04/07/17	4,875,000	4,875,000
						189,875,000
Wyoming 0.8%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: COMERICA BANK)		1.06%		04/07/17	11,400,000	11,400,000
Lincoln Cnty
Pollution Control RB (Exxon) Series 1987A		0.86%		04/03/17	1,600,000	1,600,000
Pollution Control RB (Exxon) Series 1987B		0.86%		04/03/17	2,000,000	2,000,000
Pollution Control RB (Exxon) Series 1987C		0.86%		04/03/17	3,090,000	3,090,000
Pollution Control Refunding RB (ExxonMobil) Series 2014		0.89%		04/03/17	16,400,000	16,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)		0.99%		04/07/17	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)		0.95%		04/07/17	6,000,000	6,000,000
Housing RB 2007 Series 4 (LIQ: FEDERAL HOME LOAN BANKS)		0.95%		04/07/17	14,000,000	14,000,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)		0.95%		04/07/17	7,000,000	7,000,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)		0.95%		04/07/17	12,000,000	12,000,000
						106,190,000
Other Investments 2.2%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	a	1.00%		04/07/17	44,900,000	44,900,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a	1.03%		04/07/17	90,600,000	90,600,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a	1.07%		04/07/17	87,100,000	87,100,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	1.04%		04/07/17	10,100,000	10,100,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	1.04%		04/07/17	39,000,000	39,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	1.04%		04/07/17	12,600,000	12,600,000
						284,300,000
Total Variable-Rate Municipal Securities
(Cost $10,379,604,024)						10,379,604,024

End of Investments.

At 03/31/17, the tax basis cost of the fund’s investments was $12,881,658,175.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,286,172,227 or 25.4% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
20.8%	Fixed-Rate Municipal Securities	671,680,806	671,680,806
79.5%	Variable-Rate Municipal Securities	2,571,789,500	2,571,789,500
100.3%	Total Investments	3,243,470,306	3,243,470,306
(0.3%)	Other Assets and Liabilities, Net		(8,416,992)
100.0%	Net Assets		3,235,053,314

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 20.8% of net assets
Alabama 0.2%
Huntsville Healthcare Auth
CP		0.85%		05/15/17	7,000,000	7,000,000
Alaska 0.0%
North Slope Borough
GO Bonds Series 2016B		5.00%		06/30/17	1,580,000	1,595,961
Arizona 0.1%
Mesa
Utility System Refunding RB Series 2002 (ESCROW)		5.25%		07/01/17	1,850,000	1,870,042
California 1.3%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.79%		04/06/17	9,220,000	9,220,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.79%		04/06/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004I		0.89%		06/21/17	22,500,000	22,500,000
RB (Kaiser Permanente) Series 2004K		0.88%		06/20/17	3,890,000	3,890,000
						40,610,000
Colorado 0.0%
Colorado Springs
Utilities System CP Notes Series A (LOC: BANK OF AMERICA NA)		0.74%		04/04/17	1,500,000	1,500,000
1

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Delaware 0.3%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.72%		04/05/17	10,000,000	10,000,000
District of Columbia 0.6%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.74%	04/04/17	11/06/17	20,000,000	20,000,000
Florida 1.4%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B		5.00%		06/01/17	100,000	100,675
Public Education Capital Outlay Bonds Series 2007C		5.00%		06/01/17	100,000	100,667
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.75%		04/04/17	5,500,000	5,500,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.74%		04/06/17	5,000,000	5,000,000
Miami-Dade Cnty
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.85%		04/04/17	12,500,000	12,500,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.80%		05/01/17	2,500,000	2,500,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.79%		05/10/17	13,000,000	13,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.80%		06/08/17	7,000,000	7,000,000
						45,701,342
Hawaii 0.1%
Hawaii
COP Series 2009A		5.00%		05/01/17	3,700,000	3,713,054
Idaho 0.6%
Idaho
TAN 2016		2.00%		06/30/17	15,000,000	15,041,009
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.78%		06/01/17	5,335,000	5,335,000
						20,376,009
Illinois 0.2%
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.78%		05/03/17	7,000,000	7,000,000
Indiana 0.1%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2005A1		5.00%		06/01/17	740,000	745,011
Sub RB (Ascension Health) Series 2005A5		2.00%		08/01/17	865,000	867,437
						1,612,448
Kentucky 0.3%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2016		3.50%		11/15/17	10,000,000	10,157,758
2

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana 0.1%
Louisiana Public Facilities Auth
RB (Ochsner Clinic Foundation) Series 2007A (ESCROW)		5.50%		05/15/17	2,750,000	2,764,955
Massachusetts 0.8%
Massachusetts
GO RAN 2016A		2.00%		04/24/17	8,000,000	8,006,050
GO RAN 2016C		2.00%		06/26/17	8,225,000	8,248,594
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.75%		04/06/17	7,000,000	7,000,000
Plymouth
GO BAN		2.00%		05/04/17	1,000,000	1,001,121
						24,255,765
Michigan 0.5%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.78%		06/01/17	15,500,000	15,500,000
Nevada 0.4%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.73%		04/04/17	5,000,000	5,000,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.74%		04/04/17	7,400,000	7,400,000
						12,400,000
New Jersey 3.8%
Bergen Cnty
BAN 2016B		2.00%		12/14/17	24,000,000	24,153,566
Brick Township
BAN		2.00%		07/26/17	9,000,000	9,029,968
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	3,000,000	3,002,405
Sub Revenue Notes Series 2016		2.00%		11/16/17	4,000,000	4,028,606
East Brunswick
BAN		2.00%		07/27/17	2,000,000	2,007,629
Freehold Township
BAN 2016		2.25%		11/17/17	1,500,000	1,512,930
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016A1		2.25%		04/19/17	3,760,000	3,762,574
Cnty-Guaranteed Pooled Notes Series 2016C1		2.00%		11/01/17	2,385,000	2,400,242
Jersey City
BAN 2017A		2.25%		01/19/18	2,966,000	2,994,745
Livingston Township
BAN 2017		2.25%		02/08/18	5,100,000	5,152,801
Middlesex Cnty
BAN		2.00%		06/15/17	2,460,000	2,465,321
Montclair Township
GO BAN		2.50%		11/03/17	8,000,000	8,076,240
Nutley
BAN		2.25%		12/21/17	2,188,000	2,205,044
3

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ocean City
BAN 2016B		2.00%		06/15/17	2,500,000	2,505,908
BAN 2016C		2.50%		11/30/17	3,000,000	3,030,262
Readington Township
BAN Series 2017A		1.25%		04/28/17	2,000,000	2,000,722
BAN Series 2017B		2.25%		02/01/18	2,778,000	2,803,549
Robbinsville
BAN Series 2016A		2.00%		07/27/17	1,466,831	1,472,074
BAN Series 2016B		2.00%		05/17/17	1,790,000	1,792,839
Rockaway
BAN 2016		2.00%		11/16/17	2,300,000	2,316,378
South River
BAN 2016A		2.50%		12/12/17	3,000,000	3,026,081
Union Cnty
BAN		2.00%		06/23/17	13,955,000	13,992,826
Woodbridge
BAN		2.00%		08/18/17	4,650,000	4,669,042
BAN		3.00%		08/18/17	10,000,000	10,075,402
Woodland Park
GO BAN		2.00%		06/02/17	3,000,000	3,005,708
						121,482,862
New York 2.0%
Amherst
BAN 2016		2.50%		11/09/17	9,876,262	9,975,436
Connetquot CSD
TAN 2016-2017		2.00%		06/27/17	7,500,000	7,518,472
East Islip UFSD
TAN 2016		2.00%		06/29/17	3,650,000	3,659,746
Fairpoint CSD
BAN 2016		1.95%		07/14/17	2,000,000	2,006,553
Homer CSD
BAN 2016		2.00%		06/30/17	2,000,000	2,006,138
Irondequoit
BAN 2016		2.00%		04/21/17	2,950,000	2,951,783
Islip UFSD
BAN 2016		2.00%		11/10/17	2,890,000	2,909,599
Kingston SD
BAN 2016A		2.00%		06/15/17	1,000,000	1,002,363
Metropolitan Transportation Auth
Transportation Revenue BAN Series 2017A-1a		2.00%		08/01/17	5,000,000	5,020,115
Transportation Revenue BAN Series 2017A-1b		5.00%		08/01/17	7,000,000	7,098,667
Transportation Revenue BAN Series 2017A-1c		2.00%		08/01/17	8,500,000	8,534,320
Miller Place UFSD
TAN 2016-2017		2.00%		06/27/17	3,000,000	3,008,363
New Rochelle CSD
GO BAN 2016B		2.25%		07/14/17	2,000,000	2,008,242
New York City
GO Bonds Fiscal 2012 Series F		5.00%		08/01/17	300,000	304,011
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	2,000,000	2,016,689
4

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Syracuse
RAN 2016B		2.25%		06/30/17	3,095,000	3,105,087
						63,125,584
Ohio 1.0%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2011B		5.00%		07/12/17	105,000	106,108
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.89%		06/09/17	26,285,000	26,285,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.35%		02/01/18	6,860,000	6,860,000
						33,251,108
Oregon 0.0%
North Clackamas SD #12
GO Bonds Series 2007A (GTY: OREGON STATE OF)		5.00%		06/15/17	500,000	504,133
South Carolina 0.3%
South Carolina Public Service Auth
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.79%		04/03/17	5,400,000	5,400,000
CP Series E (LIQ: TD BANK NA)		0.80%		04/04/17	5,000,000	5,000,000
						10,400,000
Tennessee 0.9%
Metro Government of Nashville & Davidson Cnty Water & Sewer System
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.76%		04/03/17	3,000,000	3,000,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.84%		04/04/17	6,925,000	6,925,000
Shelby Cnty
Extendible CP Series 2015A		0.74%	04/04/17	11/06/17	17,000,000	17,000,000
Extendible CP Series 2015A		0.83%	04/10/17	12/01/17	3,000,000	3,000,000
						29,925,000
Texas 3.4%
Austin ISD
CP Series A (LIQ: MIZUHO BANK LTD)		0.78%		04/11/17	3,000,000	3,000,000
Dallas
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.74%		04/05/17	8,000,000	8,000,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.73%		04/07/17	9,124,000	9,124,000
Frisco ISD
ULT GO Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/17	115,000	116,705
Harris Cnty
GO CP Series B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.75%		04/06/17	1,705,000	1,705,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C2		0.73%		04/19/17	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.92%		05/24/17	1,475,000	1,475,000
5

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Houston ISD
LT GO Refunding Bonds Series 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/17	100,000	101,483
Prosper ISD
ULT GO Bonds Series 2007 (ESCROW)		5.38%		08/15/17	2,860,000	2,908,242
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.79%		05/08/17	8,100,000	8,100,000
Electric & Gas Systems CP Series C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.74%		04/06/17	10,000,000	10,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.74%		04/03/17	18,000,000	18,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.77%		05/17/17	19,000,000	19,000,000
Texas Tech Univ
Revenue Financing System CP Series 2012A		0.71%		04/03/17	12,500,000	12,500,000
Univ of Texas
CP Notes Series A		0.73%		04/05/17	10,000,000	10,000,000
						109,030,430
Utah 0.8%
Intermountain Power Agency
CP Series B1 (LIQ: BANK OF AMERICA NA)		0.78%		04/06/17	7,000,000	7,000,000
CP Series B1&B2 (LIQ: BANK OF AMERICA NA)		0.75%		04/06/17	5,860,000	5,860,000
CP Series B1&B2 (LIQ: BANK OF AMERICA NA)		0.88%		05/08/17	4,140,000	4,140,000
CP Series B2 (LIQ: BANK OF AMERICA NA)		0.78%		05/04/17	10,000,000	10,000,000
						27,000,000
Washington 0.0%
Washington
GO Refunding Bonds Series R2013A		5.00%		07/01/17	125,000	126,244
Wisconsin 1.6%
Sun Prairie SD
BAN 2016		2.00%		06/01/17	3,300,000	3,303,115
Wisconsin
GO Bonds Series 2009C		4.00%		05/01/17	135,000	135,333
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.88%		05/08/17	22,129,000	22,129,000
GO Refunding Bonds 2011 Series 1		5.00%		05/01/17	100,000	100,334
GO Refunding Bonds Series 2014-2		5.00%		05/01/17	100,000	100,329
Transportation Revenue CP Notes (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.82%		05/10/17	5,010,000	5,010,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.82%		04/03/17	20,000,000	20,000,000
						50,778,111
Total Fixed-Rate Municipal Securities
(Cost $671,680,806)						671,680,806

6

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 79.5% of net assets
Alabama 6.1%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,540,000	4,540,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/20/17	5,995,000	5,995,000
Water RB Series 2013B (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	10,310,000	10,310,000
Water Revenue Bonds Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	2,900,000	2,900,000
Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 2014D		0.90%		04/07/17	17,500,000	17,500,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		0.90%		04/07/17	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.90%		04/07/17	15,960,000	15,960,000
Mobile IDB
Pollution Control RB (Alabama Power Co) Series 2007B		0.90%		04/07/17	13,000,000	13,000,000
Pollution Control RB (Alabama Power Co) Series 2007C		0.96%		04/07/17	37,950,000	37,950,000
Refunding RB (Alabama Power Co) Series 1993B		0.95%		04/07/17	3,000,000	3,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.94%		04/07/17	1,625,000	1,625,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)		0.91%		04/07/17	7,775,000	7,775,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011F (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	3,720,000	3,720,000
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.98%		04/07/17	7,000,000	7,000,000
West Jefferson IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1998		0.96%		04/07/17	24,810,000	24,810,000
						196,085,000
Alaska 0.9%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.94%		04/07/17	5,000,000	5,000,000
Home Mortgage RB Series 2007B (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.94%		04/07/17	25,000,000	25,000,000
						30,000,000
Arizona 1.1%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A&D, 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	9,770,000	9,770,000
RB (Banner Health) Series 2015B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.96%		04/07/17	6,480,000	6,480,000
7

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maricopa Cnty IDA
RB (Banner Health) Series 2016A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	5,620,000	5,620,000
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	4,995,000	4,995,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)		0.94%		04/07/17	8,500,000	8,500,000
						35,365,000
California 2.2%
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	640,000	640,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,670,000	2,670,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		1.01%		04/07/17	3,345,000	3,345,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.90%		04/07/17	5,285,000	5,285,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		1.02%	04/06/17	07/03/17	25,000,000	25,000,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,700,000	8,700,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,700,000	4,700,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,340,000	3,340,000
Univ of California
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	11,885,000	11,885,000
						71,565,000
Colorado 3.7%
Arapahoe Cnty SD No. 5 Cherry Creek
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/30/17	2,000,000	2,000,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.94%		04/07/17	17,295,000	17,295,000
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)		0.93%		04/07/17	6,640,000	6,640,000
Colorado Health Facilities Auth
RB (Children's Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a	1.01%		04/03/17	3,410,000	3,410,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	5,670,000	5,670,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	5,600,000	5,600,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	7,000,000	7,000,000
8

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado Regional Transportation District
Sales Tax Refunding RB Series 2007A (LIQ: CITIBANK NA)	a	0.95%		04/07/17	16,800,000	16,800,000
Denver
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	10,000,000	10,000,000
Denver City & Cnty SD No. 1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	12,240,000	12,240,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.94%		04/07/17	9,090,000	9,090,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,000,000	8,000,000
Enterprise RB Series 2013A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	9,000,000	9,000,000
Enterprise RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,625,000	5,625,000
						118,370,000
Connecticut 0.4%
Connecticut
GO Bonds Series 2015F (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	4,595,000	4,595,000
Special Obligation Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	4,500,000	4,500,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	3,750,000	3,750,000
						12,845,000
Delaware 0.2%
New Castle Cnty
Student Housing Refunding RB (Univ Courtyard Apt) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.92%		04/07/17	5,415,000	5,415,000
District of Columbia 1.2%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	3,305,000	3,305,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	6,660,000	6,660,000
GO Bonds Series 2016D (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	5,590,000	5,590,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	a	0.95%		04/07/17	6,200,000	6,200,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.95%		04/07/17	6,200,000	6,200,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,025,000	3,025,000
Public Utility Sub Lien Refunding RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	9,360,000	9,360,000
						40,340,000
Florida 3.2%
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.09%	04/06/17	06/01/17	2,000,000	2,000,000
Florida Dept of Transportation
Turnpike Refunding RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	7,540,000	7,540,000
9

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida Housing Finance Agency
M/F Housing RB (Woodlands Apts) Series 1985S (LOC: NORTHERN TRUST COMPANY (THE))		0.87%		04/07/17	4,250,000	4,250,000
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	6,040,000	6,040,000
M/F Mortgage Refunding RB Bonds (Lighthouse Bay Apts) Series 2002N1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		04/07/17	7,750,000	7,750,000
JEA
Electric System Sub RB Series 2013C (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,565,000	8,565,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.95%		04/07/17	3,400,000	3,400,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.95%		04/07/17	11,300,000	11,300,000
Palm Beach Cnty
RB (Children's Home Society of FL) Series 2008 (LOC: BANK OF AMERICA NA)		0.96%		04/07/17	2,940,000	2,940,000
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		04/07/17	8,000,000	8,000,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,550,000	4,550,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)		0.93%		04/07/17	5,230,000	5,230,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health Sout Florida) Series 2007 (LIQ: DEUTSCHE BANK AG)	a	1.04%		04/07/17	6,000,000	6,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	7,500,000	7,500,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	5,375,000	5,375,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
Tallahassee
Energy System RB Series 2007 (LIQ: CITIBANK NA)	a	0.96%		04/07/17	9,705,000	9,705,000
						104,145,000
Georgia 3.5%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	13,870,000	13,870,000
Cobb Cnty-Kennestone Hospital Auth
RB (Wellstar Health System) Series 2005A (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	14,400,000	14,400,000
Fulton Cnty
GO Library Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	3,015,000	3,015,000
Fulton Cnty Development Auth
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.92%		04/07/17	19,000,000	19,000,000
Macon Water Auth
Water & Sewer RB Series 2012		0.97%		04/07/17	3,550,000	3,550,000
10

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)		1.02%	04/06/17	06/01/17	46,440,000	46,440,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		1.02%	04/06/17	06/01/17	14,340,000	14,340,000
						114,615,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2016FG (LIQ: ROYAL BANK OF CANADA)	a	0.95%		04/07/17	3,900,000	3,900,000
Honolulu
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	3,505,000	3,505,000
						7,405,000
Illinois 7.3%
Aurora
Economic Development RB (Aurora Univ) Series 2004 (LOC: BMO HARRIS BANK NA)		0.92%		04/07/17	4,000,000	4,000,000
Bartlett Special Service Area No. 1
ULT GO Bonds Series 2004 (LOC: FIFTH THIRD BANK (OHIO))		0.98%		04/07/17	6,475,000	6,475,000
Bloomington
GO Bonds Series 2004 (LIQ: JPMORGAN CHASE BANK NA)		1.00%		04/07/17	8,100,000	8,100,000
Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: NORTHERN TRUST COMPANY (THE))		1.00%		04/07/17	7,925,000	7,925,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.93%		04/07/17	4,225,000	4,225,000
Chicago
Midway Airport 2nd Lien RB Series 2004D (LOC: BANK OF MONTREAL)		0.91%		04/07/17	2,320,000	2,320,000
Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMORGAN CHASE BANK NA)		1.09%		04/07/17	185,000	185,000
RB (Advocate Health) Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,250,000	2,250,000
RB (BAPS, Inc.) Series 2002 (LOC: COMERICA BANK)		0.89%		04/07/17	2,370,000	2,370,000
RB (Chicago Zoological Society-Brookfield Zoo) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		04/07/17	4,365,000	4,365,000
RB (Kohl Children's Museum) Series 2004 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		04/07/17	1,475,000	1,475,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		04/07/17	3,500,000	3,500,000
RB (Museum of Science & Industry) Series 2009C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	2,395,000	2,395,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)		1.00%		04/07/17	3,900,000	3,900,000
RB (St Ignatius College Prep) Series 1994 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	10,800,000	10,800,000
RB (Uhlich Children's Advantage Network) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	3,585,000	3,585,000
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	8,625,000	8,625,000
RB (Univ of Chicago) Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	8,875,000	8,875,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	940,000	940,000
11

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	12,400,000	12,400,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
Student Housing RB (IIT State Street Corp) Series 2002A (LOC: BMO HARRIS BANK NA)		0.93%		04/07/17	9,210,000	9,210,000
Illinois Housing Development Auth
M/F Housing RB (Alden Gardens of Bloomingdale) Series 2008 (LOC: BMO HARRIS BANK NA)		0.93%		04/07/17	8,200,000	8,200,000
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.07%		04/07/17	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 1994D (LIQ: SOCIETE GENERALE SA)	a	0.94%		04/07/17	2,585,000	2,585,000
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a	1.01%		04/07/17	6,665,000	6,665,000
GO Bonds Series 2003A (LIQ: TORONTO-DOMINION BANK/THE)	a	1.00%		04/07/17	8,000,000	8,000,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	a	0.96%		04/07/17	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr Priority RB Series 2007A1A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		04/07/17	5,000,000	5,000,000
Sr RB Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	14,310,000	14,310,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,215,000	1,215,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	6,185,000	6,185,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,300,000	8,300,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.96%		04/07/17	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.95%		04/07/17	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,280,000	2,280,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.96%		04/07/17	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	1.01%		04/07/17	7,000,000	7,000,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a	1.01%		04/07/17	3,045,000	3,045,000
ULT GO Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.98%		04/07/17	4,660,000	4,660,000
Southwestern Illinois Development Auth
IDRB (Molinero Inc) Series 2010 (LOC: BMO HARRIS BANK NA)		0.93%		04/07/17	5,600,000	5,600,000
						236,735,000
Indiana 1.5%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		1.01%		04/07/17	1,960,000	1,960,000
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)		0.96%		04/07/17	28,500,000	28,500,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,500,000	7,500,000
Refunding RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	7,055,000	7,055,000
Indiana Health & Educational Facility Financing Auth
Health System Refunding RB (Sisters of St. Francis Health) Series 2006E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	1.06%		04/07/17	4,925,000	4,925,000
						49,940,000
12

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa 2.3%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.99%		04/07/17	3,000,000	3,000,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009A		0.93%		04/07/17	14,600,000	14,600,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.94%		04/07/17	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2011A		0.93%		04/07/17	3,000,000	3,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.94%		04/07/17	16,900,000	16,900,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)		0.92%		04/07/17	10,000,000	10,000,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	11,650,000	11,650,000
						74,409,000
Kansas 1.1%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)		0.96%		04/07/17	13,500,000	13,500,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		04/07/17	4,800,000	4,800,000
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	9,000,000	9,000,000
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	9,065,000	9,065,000
						36,365,000
Louisiana 1.3%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.95%		04/07/17	15,000,000	15,000,000
Louisiana
GO Bonds Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.90%		04/07/17	5,110,000	5,110,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	3,390,000	3,390,000
St Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.90%		04/07/17	3,170,000	3,170,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)		0.90%		04/07/17	4,870,000	4,870,000
						40,540,000
Maryland 0.6%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		04/06/17	3,705,000	3,705,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	7,850,000	7,850,000
13

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)		0.95%		04/07/17	3,520,000	3,520,000
Montgomery Cnty
RB (Trinity Health) Series 2016MD (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	3,750,000	3,750,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)		1.09%	04/06/17	06/15/17	1,700,000	1,700,000
						20,525,000
Massachusetts 2.4%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a	0.94%		04/07/17	3,845,000	3,845,000
GO Bonds Series 2007C (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.94%		04/07/17	10,000,000	10,000,000
GO Bonds Series 2016I (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	3,335,000	3,335,000
GO Refunding Bonds Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	1.01%		04/03/17	7,590,000	7,590,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2006A (LIQ: BANK OF AMERICA NA)	a	1.12%		04/07/17	5,000,000	5,000,000
Massachusetts Development Finance Agency
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	875,000	875,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)		0.86%		04/07/17	17,820,000	17,820,000
Massachusetts HFA
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a	0.95%		04/07/17	5,000,000	5,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: CITIBANK NA)	a	0.93%		04/07/17	2,300,000	2,300,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,240,000	2,240,000
Sr Dedicated Sales Tax Refunding RB Series 2016C (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	5,410,000	5,410,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.93%		04/07/17	5,840,000	5,840,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	1,300,000	1,300,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,050,000	4,050,000
						76,605,000
Michigan 2.8%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	28,495,000	28,495,000
Hospital RB (McLaren Health Care) Series 2016 (LOC: JPMORGAN CHASE BANK NA)	a	1.01%		04/03/17	7,000,000	7,000,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.94%		04/07/17	4,210,000	4,210,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	1,665,000	1,665,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	5,110,000	5,110,000
14

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,750,000	3,750,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)		1.02%		04/07/17	3,010,000	3,010,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F6 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		04/07/17	14,200,000	14,200,000
LT Refunding RB (Consumers Energy) Series 2008 (LOC: JPMORGAN CHASE BANK NA)		0.91%		04/07/17	4,000,000	4,000,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,700,000	2,700,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,185,000	6,185,000
						89,775,000
Minnesota 0.2%
Crystal
M/F Housing Refunding RB (Calibre Chase) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	1,910,000	1,910,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.93%		04/07/17	4,165,000	4,165,000
						6,075,000
Mississippi 0.3%
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	10,000,000	10,000,000
Missouri 1.8%
Kansas City IDA
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	10,060,000	10,060,000
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	28,995,000	28,995,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	9,995,000	9,995,000
St Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.99%		04/07/17	3,160,000	3,160,000
						56,545,000
15

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nebraska 1.1%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)		0.96%		04/07/17	21,000,000	21,000,000
Douglas Cnty SD No. 1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	06/29/17	7,600,000	7,600,000
Washington Cnty
IDRB (Cargill) Series 2010		0.94%		04/07/17	8,480,000	8,480,000
						37,080,000
Nevada 0.4%
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	7,440,000	7,440,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,165,000	2,165,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.18%	04/06/17	08/31/17	2,055,000	2,055,000
						11,660,000
New Jersey 0.9%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	3,500,000	3,500,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	14,055,000	14,055,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	10,000,000	10,000,000
						27,555,000
New York 9.0%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	5,620,000	5,620,000
Metropolitan Transportation Auth
Transportation RB Series 2005E (LOC: BANK OF MONTREAL)		0.91%		04/03/17	925,000	925,000
Transportation RB Series 2012G2 (LOC: TD BANK NA)		0.91%		04/07/17	15,560,000	15,560,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a	0.97%		04/07/17	4,000,000	4,000,000
GO Bonds Fiscal 2006 Series I5 (LOC: BANK OF NEW YORK MELLON/THE)		0.92%		04/03/17	5,265,000	5,265,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	8,250,000	8,250,000
GO Bonds Fiscal Series 2012 G6 (LOC: MIZUHO BANK LTD)		0.95%		04/03/17	6,005,000	6,005,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	a	0.94%		04/07/17	5,700,000	5,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	500,000	500,000
16

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	1,240,000	1,240,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.91%		04/03/17	5,100,000	5,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.91%		04/03/17	12,265,000	12,265,000
Water & Sewer System RB Fiscal 2006 Series AA-1B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.94%		04/03/17	2,400,000	2,400,000
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,850,000	7,850,000
Water & Sewer System RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	a	0.94%		04/07/17	7,000,000	7,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series F (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,000,000	8,000,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,250,000	1,250,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	24,185,000	24,185,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,880,000	3,880,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,110,000	2,110,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,750,000	3,750,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	750,000	750,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.93%		04/07/17	9,000,000	9,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	4,000,000	4,000,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	600,000	600,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,895,000	2,895,000
New York State Power Auth
RB Series 2007A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	6,835,000	6,835,000
17

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	7,000,000	7,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,000	5,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,465,000	4,465,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	9,000,000	9,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.99%		04/07/17	19,000,000	19,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a	0.99%		04/07/17	43,300,000	43,300,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.01%		04/07/17	4,925,000	4,925,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	1,000,000	1,000,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,335,000	3,335,000
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	3,000,000	3,000,000
						292,135,000
North Carolina 0.9%
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		04/06/17	4,115,000	4,115,000
North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.94%		04/07/17	1,800,000	1,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	5,585,500	5,585,500
North Carolina Medical Care Commission
Health Care Facilities RB (Deerfield Episcopal Retirement Community) Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.93%		04/07/17	9,000,000	9,000,000
Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.94%		04/07/17	1,800,000	1,800,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	8,230,000	8,230,000
						30,530,500
North Dakota 0.8%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/20/17	12,260,000	12,260,000
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)		0.93%		04/07/17	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)		0.93%		04/07/17	8,140,000	8,140,000
						27,400,000
18

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio 0.8%
Cleveland Cnty Industrial Facilities & Pollution Control Fin Auth
Recreational Facilities RB (Cleveland Cnty Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.93%		04/07/17	8,860,000	8,860,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,000,000	2,000,000
RB (Presbyterian Retirement Services) Series 2005B (LOC: COMERICA BANK)		0.94%		04/07/17	4,350,000	4,350,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	4,375,000	4,375,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,000,000	1,000,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	5,000,000	5,000,000
						25,585,000
Oklahoma 0.2%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		04/06/17	5,000,000	5,000,000
Oregon 0.5%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)		0.90%		04/07/17	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)		0.94%		04/07/17	5,210,000	5,210,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.21%	04/06/17	06/08/17	3,500,000	3,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	3,000,000	3,000,000
						14,710,000
Pennsylvania 1.8%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	10,845,000	10,845,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		04/03/17	8,375,000	8,375,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)		0.92%		04/07/17	3,200,000	3,200,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	5,000,000	5,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	4,445,000	4,445,000
19

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania
GO Bonds 1st Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	800,000	800,000
South Central General Auth
RB (Lutheran Social Services of South Central Pennsylvania) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.99%		04/07/17	2,130,000	2,130,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	8,510,000	8,510,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	4,105,000	4,105,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,430,000	4,430,000
Univ Capital Project Series 2005A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	6,665,000	6,665,000
						58,505,000
South Carolina 0.3%
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,000,000	3,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	975,000	975,000
South Carolina Jobs Economic Development Auth
Economic Development RB (Pinewood Prep) Series 2008 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.98%		04/07/17	4,255,000	4,255,000
						8,230,000
Tennessee 1.7%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)		0.96%		04/07/17	1,840,000	1,840,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	12,795,000	12,795,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.96%		04/07/17	1,045,000	1,045,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.96%		04/07/17	1,215,000	1,215,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	2,000,000	2,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	9,500,000	9,500,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	6,855,000	6,855,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.97%		04/07/17	3,895,000	3,895,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		04/06/17	15,000,000	15,000,000
						54,145,000
Texas 9.3%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001		0.95%		04/07/17	12,000,000	12,000,000
20

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	8,000,000	8,000,000
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	11,040,000	11,040,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	2,500,000	2,500,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.96%		04/07/17	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	6,850,000	6,850,000
Toll Road Sr Lien RB Series 2009A (LIQ: BANK OF AMERICA NA)	a	0.97%		04/07/17	9,190,000	9,190,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.96%		04/03/17	6,610,000	6,610,000
Harris Cnty Metropolitan Transit Auth
Sales & Use Tax RB Series 2011A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	9,500,000	9,500,000
Houston Combined Utility System
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a	1.07%		04/07/17	3,000,000	3,000,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	2,880,000	2,880,000
North Central Texas Health Facilities Development Corp
RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	10,000,000	10,000,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	7,000,000	7,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2012A		0.92%		04/07/17	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.92%		04/07/17	10,000,000	10,000,000
RB (Total USA) Series 2011		0.92%		04/07/17	30,000,000	30,000,000
RB (Total USA) Series 2012		0.92%		04/07/17	5,400,000	5,400,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010		0.92%		04/07/17	8,100,000	8,100,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	13,035,000	13,035,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	2,175,000	2,175,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	13,970,000	13,970,000
21

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: BANK OF AMERICA NA)	a	0.98%		04/07/17	5,625,000	5,625,000
RB (Texas Health Resources) Series 2008B		0.92%		04/07/17	6,000,000	6,000,000
Texas
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.95%		04/07/17	44,000,000	44,000,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	1,500,000	1,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		04/07/17	4,920,000	4,920,000
Texas Transportation Commission
GO Bonds Series 2007 (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.94%		04/01/17	10,000,000	10,000,000
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,635,000	2,635,000
Univ of Texas
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,050,000	3,050,000
Revenue Financing System Bonds Series 2016F (LIQ: TORONTO-DOMINION BANK/THE)	a	0.96%		04/07/17	5,625,000	5,625,000
						301,875,000
Utah 1.1%
Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (LOC: WELLS FARGO BANK NA)	a	0.96%		04/07/17	10,000,000	10,000,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	15,625,000	15,625,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	7,230,000	7,230,000
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,370,000	3,370,000
						36,225,000
Virginia 0.5%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005C1 (LOC: NORTHERN TRUST COMPANY (THE))		0.91%		04/07/17	4,305,000	4,305,000
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	3,330,000	3,330,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,375,000	3,375,000
						16,910,000
22

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 2.1%
Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2016S1 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,665,000	2,665,000
Sales Tax & Refunding RB Series 2015S1 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,885,000	2,885,000
Highline SD No. 401
ULT GO Bonds Series 2017 (GTY: STATE OF WASHINGTON) (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/27/17	3,000,000	3,000,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	2,500,000	2,500,000
Sewer RB Series 2009 (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	2,500,000	2,500,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)		0.96%		04/07/17	3,640,000	3,640,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/27/17	4,000,000	4,000,000
Snohomish Cnty Public Utility District No 1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,670,000	6,670,000
Tacoma SD No. 10
ULT & GO Refunding Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,650,000	2,650,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	175,000	175,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,500,000	5,500,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	1.02%		04/07/17	7,000,000	7,000,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	5,000,000	5,000,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,435,000	3,435,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	8,665,000	8,665,000
						67,035,000
West Virginia 1.8%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	17,210,000	17,210,000
Jackson County Commission
IDRB (Amstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)		0.95%		04/07/17	35,000,000	35,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.99%		04/07/17	6,660,000	6,660,000
						58,870,000
23

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin 1.3%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	12,500,000	12,500,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,000,000	3,000,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	2,940,000	2,940,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,565,000	4,565,000
RB (Froedtert & Community Health) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.96%		04/07/17	5,000,000	5,000,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,665,000	6,665,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	3,105,000	3,105,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)		0.91%		04/07/17	2,000,000	2,000,000
						42,775,000
Other Investment 0.7%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a	1.03%		04/07/17	21,900,000	21,900,000
Total Variable-Rate Municipal Securities
(Cost $2,571,789,500)						2,571,789,500

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $3,243,470,306.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,401,280,500 or 43.3% of net assets.

24

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
25

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88396MAR17
26

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
23.1%	Fixed-Rate Municipal Securities	1,559,373,656	1,559,373,656
76.5%	Variable-Rate Municipal Securities	5,148,990,273	5,148,990,273
99.6%	Total Investments	6,708,363,929	6,708,363,929
0.4%	Other Assets and Liabilities, Net		25,076,427
100.0%	Net Assets		6,733,440,356

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 23.1% of net assets
California 23.1%
Bay Area Toll Auth
Toll Bridge RB Series 2007F (ESCROW)		5.00%		04/01/17	8,000,000	8,000,001
Cabrillo CCD
GO Bonds Series 2004B (ESCROW)		5.00%		08/01/17	8,045,000	8,157,598
California
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.69%		04/04/17	10,000,000	10,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.78%		04/26/17	41,110,000	41,110,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.74%		05/09/17	10,400,000	10,400,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.69%		04/04/17	25,000,000	25,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.78%		04/04/17	11,900,000	11,900,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.93%		06/08/17	14,190,000	14,190,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		0.68%		04/05/17	10,000,000	10,000,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		0.91%		05/11/17	10,000,000	10,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.70%		04/03/17	8,765,000	8,765,000
GO CP Series A7 (LOC: MIZUHO BANK LTD)		0.72%		04/05/17	7,000,000	7,000,000
GO CP Series A8 (LOC: BANK OF THE WEST)		0.75%		05/03/17	25,000,000	25,000,000
GO Refunding Bonds		4.00%		09/01/17	6,325,000	6,406,437
California Dept of Water Resources
Power Supply RB Series 2010L		5.00%		05/01/17	810,000	812,707
California Educational Facilities Auth
RB (Stanford Univ) Series S1		0.73%		05/10/17	25,000,000	25,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.88%		06/20/17	13,320,000	13,320,000
RB (Providence St. Joseph Health) Series 2013B		5.00%		10/17/17	575,000	586,892
1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California State Univ
CP Series A (LOC: WELLS FARGO BANK NA; STATE STREET BANK AND TRUST COMPANY NA)		0.83%		05/02/17	55,551,000	55,551,000
CP Series A (LOC: WELLS FARGO BANK NA; STATE STREET BANK AND TRUST COMPANY NA)		0.84%		05/02/17	9,400,000	9,400,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.79%		04/06/17	31,000,000	31,000,000
RB (Kaiser Permanente) Series 2004E		0.74%		05/18/17	7,600,000	7,600,000
RB (Kaiser Permanente) Series 2004I		0.78%		04/11/17	3,300,000	3,300,000
RB (Kaiser Permanente) Series 2004I		0.90%		06/08/17	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2004K		0.89%		06/20/17	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2004K		0.89%		06/21/17	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2006D		0.89%		06/22/17	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008C		0.80%		05/09/17	9,700,000	9,700,000
RB (Kaiser Permanente) Series 2008C		0.78%		06/07/17	38,000,000	38,000,000
RB (Kaiser Permanente) Series 2008C		0.90%		06/21/17	29,400,000	29,400,000
RB (Kaiser Permanente) Series 2009B3		0.80%		04/05/17	3,000,000	3,000,000
RB (Kaiser Permanente) Series 2009E2		5.00%		05/01/17	6,385,000	6,405,073
Contra Costa Water District
Extendible CP		0.75%	04/04/17	11/27/17	18,500,000	18,500,000
Extendible CP		0.75%	04/06/17	12/01/17	25,500,000	25,500,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.85%	04/20/17	12/11/17	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		04/05/17	56,800,000	56,800,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.78%		05/04/17	15,000,000	15,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.82%		06/05/17	9,000,000	9,000,000
Golden Gate Bridge & Highway District
CP Series A		0.82%		05/02/17	30,500,000	30,500,000
Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.98%	04/06/17	03/07/18	22,000,000	22,000,000
Long Beach Harbor Dept
Refunding RB Series 1998A		6.00%		05/15/17	1,750,000	1,760,789
Los Angeles
TRAN 2016A		3.00%		06/29/17	49,490,000	49,755,714
Los Angeles CCD
GO Bonds Series 2007A (ESCROW)		5.00%		08/01/17	6,405,000	6,492,137
Los Angeles Cnty
TRAN		3.00%		06/30/17	89,745,000	90,229,413
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.85%		05/03/17	12,500,000	12,500,000
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.83%		05/04/17	6,100,000	6,100,000
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		0.75%		04/03/17	4,500,000	4,500,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.74%		05/02/17	15,000,000	15,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.83%		05/03/17	10,000,000	10,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.89%		06/12/17	15,000,000	15,000,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax CP (LOC: MUFG UNION BANK NA)		0.85%		05/18/17	28,000,000	28,000,000
2nd Sub Sales Tax CP Series A (LOC: MUFG UNION BANK NA)		0.74%		05/09/17	3,000,000	3,000,000
2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
2nd Sub Sales Tax CP Series A (LOC: MUFG UNION BANK NA)		0.74%		05/11/17	6,000,000	6,000,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.71%		04/04/17	6,200,000	6,200,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.76%		05/10/17	11,000,000	11,000,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.74%		05/11/17	7,500,000	7,500,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.85%		05/18/17	6,200,000	6,200,000
Los Angeles Dept of Airports
Sr RB Series 2012A		4.00%		05/15/17	1,220,000	1,224,506
Los Angeles Dept of Water & Power
Power System RB Series 2011A		4.00%		07/01/17	250,000	251,899
Water System RB Series 2013B		5.00%		07/01/17	100,000	101,001
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		0.88%		06/08/17	13,000,000	13,000,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		0.85%		05/25/17	6,000,000	6,000,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		0.90%		06/14/17	15,750,000	15,750,000
Los Angeles USD
GO Bonds Series 2014J		5.00%		07/01/17	150,000	151,512
GO Refunding Bond Series 2014A		5.00%		07/01/17	2,125,000	2,147,327
GO Refunding Bonds Series 2002		5.75%		07/01/17	1,000,000	1,012,103
GO Refunding Bonds Series 2016A		5.00%		07/01/17	1,700,000	1,717,352
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.83%		05/05/17	16,813,000	16,813,000
Port of Oakland
CP Notes Series D (LOC: JPMORGAN CHASE BANK NA)		0.71%		04/06/17	46,415,000	46,415,000
CP Series A&B (LOC: BANK OF AMERICA NA)		0.71%		04/06/17	22,593,000	22,593,000
Riverside Cnty
TRAN 2016		3.00%		06/30/17	75,000,000	75,400,395
Sacramento Municipal Utility District
CP Series L1 (LOC: BARCLAYS BANK PLC)		0.74%		05/09/17	70,000,000	70,000,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.83%		05/05/17	26,885,000	26,885,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.73%		04/10/17	5,000,000	5,000,000
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.80%		04/18/17	15,000,000	15,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.70%		04/04/17	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.84%		05/18/17	20,000,000	20,000,000
Extendible CP Series 1		0.80%	04/18/17	12/08/17	12,500,000	12,500,000
Extendible CP Series S1		0.72%	04/10/17	11/28/17	22,500,000	22,500,000
San Diego Public Facilities Financing Authority Water Sub
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.73%		04/04/17	2,249,000	2,249,000
San Diego USD
GO Bonds Series 1999A		0.85%		07/01/17	1,000,000	997,873
San Francisco
Lease Revenue CP Series 1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.79%		04/05/17	25,000,000	25,000,000
Lease Revenue CP Series 2 (LIQ: US BANK NATIONAL ASSOCIATION)		0.79%		04/05/17	17,255,000	17,255,000
3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Francisco Airport Commission
Refunding RB 2nd Series 2010CE		5.00%		05/01/17	500,000	501,786
Refunding RB 2nd Series 32F		5.25%		05/01/17	605,000	607,136
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		0.72%		04/05/17	3,000,000	3,000,000
Wastewater CP Series A4 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.87%		06/06/17	36,176,000	36,176,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.88%		06/06/17	15,000,000	15,000,000
San Jose Airport
Sub CP Notes Series A2 (LOC: BARCLAYS BANK PLC)		0.74%		05/11/17	11,992,000	11,992,000
Sub CP Notes Series B (LOC: BARCLAYS BANK PLC)		0.76%		05/11/17	13,045,000	13,045,000
San Jose Redevelopment Agency
CP Notes Series 1996B (LOC: JPMORGAN CHASE BANK NA)		0.85%		07/21/17	11,700,000	11,700,000
Sub Tax Allocation RB Series 1996A (LOC: JPMORGAN CHASE BANK NA)		0.85%		07/21/17	16,900,000	16,900,000
Sonoma Cnty Junior College District
GO Bonds Series 2016A		3.00%		08/01/17	3,350,000	3,373,401
Univ of California
General RB Series 2009Q		4.00%		05/15/17	170,000	170,626
General RB Series 2013AF		5.00%		05/15/17	200,000	200,978
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: WELLS FARGO BANK NA)		0.70%		04/04/17	25,700,000	25,700,000
Total Fixed-Rate Municipal Securities
(Cost $1,559,373,656)						1,559,373,656

Variable-Rate Municipal Securities 76.5% of net assets
California 76.5%
ABAG Finance Auth
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		04/07/17	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		04/07/17	8,100,000	8,100,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		04/07/17	12,165,000	12,165,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	8,295,000	8,295,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)		1.04%		04/07/17	4,215,000	4,215,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		04/07/17	5,790,000	5,790,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.94%		04/07/17	4,705,000	4,705,000
Alameda Cnty IDA
RB (BAT Properties) Series 1998A (LOC: BANK OF THE WEST)		0.97%		04/07/17	3,380,000	3,380,000
RB (BEMA Electronic Manufacturing) Series 2004A (LOC: COMERICA BANK)		1.06%		04/07/17	2,300,000	2,300,000
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)		1.02%		04/07/17	2,700,000	2,700,000
RB (Convergent Laser Technologies) Series 2005A (LOC: COMERICA BANK)		1.06%		04/07/17	2,185,000	2,185,000
4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)		1.04%		04/07/17	3,955,000	3,955,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)		1.04%		04/07/17	2,250,000	2,250,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)		1.07%		04/07/17	3,900,000	3,900,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)		1.02%		04/07/17	4,836,000	4,836,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		1.04%		04/07/17	3,175,000	3,175,000
RB (Malmberg Engineering) Series 2006 (LOC: COMERICA BANK)		1.06%		04/07/17	1,760,000	1,760,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)		1.07%		04/07/17	1,295,000	1,295,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)		1.07%		04/07/17	2,700,000	2,700,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)		0.96%		04/07/17	1,188,000	1,188,000
RB (Unique Elevator Interiors) Series 2007 (LOC: COMERICA BANK)		1.07%		04/07/17	1,975,000	1,975,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)		1.06%		04/07/17	1,860,000	1,860,000
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: FEDERAL HOME LOAN BANKS)		0.87%		04/07/17	1,740,000	1,740,000
Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	19,030,000	19,030,000
Electric System RB Series 2009A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	7,500,000	7,500,000
Bay Area Toll Auth
Toll Bridge RB Series 2007A2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		04/07/17	42,765,000	42,765,000
Toll Bridge RB Series 2007C2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.87%		04/07/17	12,500,000	12,500,000
Toll Bridge RB Series 2007F (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,245,000	7,245,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	12,462,156	12,462,156
Toll Bridge RB Series 2007G1 (LOC: US BANK NATIONAL ASSOCIATION)		0.87%		04/07/17	22,500,000	22,500,000
Toll Bridge RB Series 2008F1 (ESCROW) (LIQ: CITIBANK NA)	a	0.95%		04/07/17	9,730,000	9,730,000
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.96%		04/07/17	9,010,000	9,010,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	13,335,000	13,335,000
California
GO Bond Series 2003C4 (LOC: US BANK NATIONAL ASSOCIATION)		0.89%		04/07/17	27,175,000	27,175,000
GO Bonds (LIQ: CITIBANK NA)	a	0.92%		04/07/17	3,000,000	3,000,000
GO Bonds (LIQ: CITIBANK NA)	a	0.93%		04/07/17	4,200,000	4,200,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,500,000	7,500,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	12,020,000	12,020,000
GO Bonds Series 2003B2 (LOC: BANK OF AMERICA NA)		0.83%		04/07/17	14,505,000	14,505,000
GO Bonds Series 2004A6 (LOC: CITIBANK NA)		0.87%		04/07/17	4,915,000	4,915,000
GO Bonds Series 2004A7 (LOC: CITIBANK NA)		0.85%		04/07/17	38,860,000	38,859,096
GO Bonds Series 2004A8 (LOC: CITIBANK NA)		0.88%		04/07/17	10,000,000	10,000,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.89%		04/07/17	33,100,000	33,100,000
GO Bonds Series 2005A1 (LOC: ROYAL BANK OF CANADA)		0.83%		04/07/17	13,500,000	13,500,000
GO Bonds Series 2005A12 (LOC: ROYAL BANK OF CANADA)		0.83%		04/07/17	54,075,000	54,075,000
GO Bonds Series 2005A22 (LOC: ROYAL BANK OF CANADA)		0.83%		04/07/17	22,000,000	22,000,000
5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2005B1 (LOC: MIZUHO BANK LTD)		0.85%		04/07/17	3,660,000	3,660,000
GO Bonds Series 2005B2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.83%		04/07/17	17,400,000	17,400,000
GO Bonds Series 2005B3 (LOC: MIZUHO BANK LTD)		0.90%		04/07/17	16,000,000	16,000,000
GO Bonds Series 2005B4 (LOC: JPMORGAN CHASE BANK NA)		0.90%		04/07/17	44,700,000	44,700,000
GO Bonds Series 200961 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	11,440,000	11,440,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	21,000,000	21,000,000
GO Refunding Bonds (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	6,815,000	6,815,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a	0.92%		04/07/17	5,400,000	5,400,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a	0.93%		04/07/17	3,000,000	3,000,000
GO Refunding Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,370,000	2,370,000
California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.91%		04/07/17	50,660,000	50,660,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 1994		0.96%		04/07/17	30,000,000	30,000,000
RB (California Institute of Technology) Series 2006A		0.92%		04/07/17	25,200,000	25,200,000
RB (California Institute of Technology) Series 2006B		0.88%		04/07/17	5,000,000	5,000,000
RB (California Institute of Technology) Series 2009 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	9,900,000	9,900,000
RB (Life Chiropractic College West) Series 1999 (LOC: BANK OF THE WEST)		0.90%		04/07/17	2,075,000	2,075,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,670,000	6,670,000
RB (Stanford Univ) Series T1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	7,530,000	7,530,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,590,000	3,590,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	9,000,000	9,000,000
RB (Univ of Southern California) Series 2009B (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	1,100,000	1,100,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)		1.06%		04/07/17	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)		1.07%		04/07/17	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2004K (LOC: MIZUHO BANK LTD)		0.92%		04/07/17	26,750,000	26,750,000
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)		0.90%		04/07/17	61,095,000	61,095,000
RB (Children's Hospital of Orange Cnty) Series 2009B (LOC: US BANK NATIONAL ASSOCIATION)		0.88%		04/07/17	22,905,000	22,905,000
RB (Children's Hospital of Orange Cnty) Series 2009C (LOC: US BANK NATIONAL ASSOCIATION)		0.88%		04/07/17	33,380,000	33,380,000
RB (Kaiser Permanente) Series 2006C		0.88%		04/07/17	15,000,000	15,000,000
RB (Lucile Packard Children's Hospital) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	2,000,000	2,000,000
RB (Lucile Packard Children's Hospital) Series 2016B (LIQ: BANK OF AMERICA NA)	a	1.00%		04/07/17	2,060,000	2,060,000
RB (Lucile Packard Children's Hospital) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	3,375,000	3,375,000
RB (Memorial Health Services) Series 2013A		0.88%		04/07/17	9,045,000	9,045,000
6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
RB (Providence St. Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	11,565,000	11,565,000
RB (Providence St. Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	11,250,000	11,250,000
RB (Scripps Health) Series 2001A (LOC: JPMORGAN CHASE BANK NA)		0.90%		04/07/17	5,815,000	5,815,000
RB (Scripps Health) Series 2010B (LOC: JPMORGAN CHASE BANK NA)		0.90%		04/07/17	3,000,000	3,000,000
RB (Scripps Health) Series 2012B		0.93%		04/07/17	34,400,000	34,400,000
RB (Scripps Health) Series 2012C		0.87%		04/07/17	19,475,000	19,475,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,130,000	5,130,000
RB (Sutter Health) Series 2011B (LIQ: CITIBANK NA)	a	0.93%		04/07/17	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	12,195,000	12,195,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	3,100,000	3,100,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	5,650,000	5,650,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	5,625,000	5,625,000
Refunding RB (Stanford Hospital) Series 2008B1		0.89%		04/07/17	27,650,000	27,650,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	a	0.93%		04/07/17	4,675,000	4,675,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		04/07/17	1,875,000	1,875,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	12,714,000	12,714,000
California HFA
Home Mortgage RB Series 2000N (LOC: BANK OF AMERICA NA)		0.88%		04/07/17	2,245,000	2,245,000
Home Mortgage RB Series 2003M (LOC: ROYAL BANK OF CANADA)		0.90%		04/07/17	5,135,000	5,135,000
Home Mortgage RB Series 2005A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.91%		04/07/17	3,200,000	3,200,000
Home Mortgage RB Series 2005B (LOC: BANK OF AMERICA NA)		0.88%		04/07/17	1,410,000	1,410,000
Home Mortgage RB Series 2005F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		04/07/17	39,865,000	39,865,000
Home Mortgage RB Series 2006C (LOC: BANK OF AMERICA NA)		0.88%		04/07/17	49,050,000	49,050,000
Home Mortgage RB Series 2007H (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.91%		04/07/17	9,800,000	9,800,000
Home Mortgage RB Series 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.92%		04/07/17	7,300,000	7,300,000
7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Ortiz Plaza Apts) Series 2016F (LOC: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	7,060,000	7,060,000
M/F Housing RB III Series 2001E (LOC: JPMORGAN CHASE BANK NA)		0.94%		04/07/17	27,015,000	27,015,000
M/F Housing RB III Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.94%		04/07/17	21,495,000	21,495,000
M/F RB (Warwick Square Apts) Series 2013B (LOC: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	12,840,000	12,840,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridge RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	11,250,000	11,250,000
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)		0.99%		04/07/17	2,870,000	2,870,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)		1.07%		04/07/17	5,000,000	5,000,000
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		1.01%		04/07/17	1,780,000	1,780,000
RB (SRI International) Series 2010 (LOC: WELLS FARGO BANK NA)		0.96%		04/07/17	8,065,000	8,065,000
RB (St Margaret's Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.85%	04/01/17	04/07/17	10,410,000	10,410,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG UNION BANK NA)		0.86%		04/03/17	16,065,000	16,065,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)		0.86%		04/03/17	11,595,000	11,595,000
California Municipal Finance Auth
M/F Housing RB (Copper Square Apts) Series 2016A1 (LOC: FEDERAL HOME LOAN BANKS)		0.85%		04/07/17	7,280,000	7,280,000
RB (Notre Dame HS) Series 2007 (LOC: COMERICA BANK)		0.98%		04/07/17	4,645,000	4,645,000
Refunding RB (ExxonMobil) Series 2007		0.85%		04/03/17	29,705,000	29,705,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)		0.88%		04/03/17	63,250,000	63,250,000
Pollution Control Refunding RB (PG&E) Series 1996F (LOC: TD BANK NA)		0.84%		04/03/17	3,600,000	3,600,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)		1.01%		04/07/17	8,350,000	8,350,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NATIONAL ASSOCIATION)		1.01%		04/07/17	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: WELLS FARGO BANK NA)		0.99%		04/07/17	1,385,000	1,385,000
Solid Waste Disposal RB (Bay Counties SMaRT) Series 2014 (LOC: COMERICA BANK)		1.04%		04/07/17	6,175,000	6,175,000
Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: COMERICA BANK)		1.04%		04/07/17	5,805,000	5,805,000
Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: BANK OF THE WEST)		1.01%		04/07/17	13,775,000	13,775,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)		0.96%		04/07/17	6,000,000	6,000,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)		1.01%		04/07/17	22,225,000	22,225,000
Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG UNION BANK NA)		1.01%		04/07/17	4,775,000	4,775,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)		1.01%		04/07/17	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		0.99%		04/07/17	1,065,000	1,065,000
8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)		0.99%		04/07/17	6,715,000	6,715,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG UNION BANK NA)		0.98%		04/07/17	21,350,000	21,350,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG UNION BANK NA)		0.98%		04/07/17	5,065,000	5,065,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG UNION BANK NA)		1.01%		04/07/17	2,905,000	2,905,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)		0.96%		04/07/17	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)		1.01%		04/07/17	1,530,000	1,530,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)		0.96%		04/07/17	2,500,000	2,500,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: COMERICA BANK)		1.04%		04/07/17	1,120,000	1,120,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: COMERICA BANK)		1.04%		04/07/17	4,860,000	4,860,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)		1.04%		04/07/17	2,780,000	2,780,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)		1.01%		04/07/17	1,440,000	1,440,000
Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG UNION BANK NA)		1.01%		04/07/17	905,000	905,000
Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: MUFG UNION BANK NA)		1.01%		04/07/17	4,550,000	4,550,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG UNION BANK NA)		1.01%		04/07/17	23,780,000	23,780,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG UNION BANK NA)		1.01%		04/07/17	16,500,000	16,500,000
Solid Waste Disposal RB (Recology Project) Series 2010A (LOC: BANK OF AMERICA NA)		0.90%		04/07/17	26,295,000	26,295,000
Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: COMERICA BANK)		1.04%		04/07/17	1,790,000	1,790,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		1.04%		04/07/17	125,000	125,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)		0.98%		04/07/17	2,690,000	2,690,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	1,600,000	1,600,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)		1.01%		04/07/17	1,235,000	1,235,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	5,400,000	5,400,000
Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: COMERICA BANK)		1.04%		04/07/17	2,810,000	2,810,000
Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: COMERICA BANK)		1.04%		04/07/17	12,040,000	12,040,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)		0.98%		04/07/17	5,330,000	5,330,000
9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,160,000	7,160,000
RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	2,825,000	2,825,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA)		1.02%	04/06/17	07/03/17	50,000,000	50,000,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		1.02%	04/06/17	07/03/17	89,140,000	89,140,000
IDRB (Gateway Circle) Series 2006 (LOC: CITIBANK NA)		1.01%		04/07/17	2,905,000	2,905,000
IDRB (RL Group) Series 1998C (LOC: US BANK NATIONAL ASSOCIATION)		0.97%		04/07/17	1,260,000	1,260,000
M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	18,750,000	18,750,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)		0.94%		04/07/17	4,490,000	4,490,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.85%		04/07/17	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	13,680,000	13,680,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		04/07/17	15,000,000	15,000,000
M/F Housing RB (Greentree Sr Apts) Series 2000P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	7,350,000	7,350,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	7,100,000	7,100,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		04/07/17	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		04/07/17	4,250,000	4,250,000
M/F Housing RB (Oakmont of Alameda) Series 2003WW (LOC: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	12,680,000	12,680,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		04/07/17	12,300,000	12,300,000
M/F Housing RB (Sagewood at Stonebridge Estates) Series 2005CC (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	9,100,000	9,100,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)		0.94%		04/07/17	6,240,000	6,240,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)		1.00%		04/07/17	5,515,000	5,515,000
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	14,150,000	14,150,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)		0.93%		04/07/17	11,385,000	11,385,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		04/07/17	25,905,000	25,905,000
10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	6,070,000	6,070,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	12,750,000	12,750,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	6,500,000	6,500,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)		0.96%		04/07/17	16,425,000	16,425,000
RB (Kaiser Permanente) Series 2002B		0.90%		04/07/17	695,000	695,000
RB (Kaiser Permanente) Series 2004L		0.83%		04/07/17	3,700,000	3,700,000
RB (Kaiser Permanente) Series 2007A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	9,800,000	9,800,000
RB (Sutter Health) Series 2004C (LIQ: CITIBANK NA)	a	0.94%		04/07/17	12,825,000	12,825,000
RB (Sutter Health) Series 2005C (LIQ: CITIBANK NA)	a	0.94%		04/07/17	6,300,000	6,300,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	24,767,412	24,767,412
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)		0.96%		04/07/17	12,915,000	12,915,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.82%		04/07/17	10,000,000	10,000,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.85%		04/07/17	32,200,000	32,200,000
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: BANK OF AMERICA NA)		0.98%		04/07/17	95,000	95,000
Corona
M/F Housing Refunding RB (Country Hills Apt) Series 1995B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		04/07/17	6,955,000	6,955,000
M/F Housing Refunding RB (Country Hills Apts) Series 1995A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		04/07/17	4,075,000	4,075,000
Culver City USD
GO Bonds Series 2014B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	4,455,000	4,455,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		04/07/17	17,825,000	17,825,000
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		04/07/17	28,700,000	28,700,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.11%	04/06/17	04/20/17	13,220,000	13,220,000
East Bay Municipal Utility District
Water RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,830,000	1,830,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.95%		04/07/17	11,300,000	11,300,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a	0.95%		04/07/17	68,500,000	68,500,000
Water Sub Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.95%		04/07/17	49,500,000	49,500,000
11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		1.00%	04/06/17	04/25/17	27,000,000	26,999,575
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)		0.90%		04/07/17	3,855,000	3,855,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	57,715,000	57,715,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.98%		04/06/17	16,000,000	16,000,000
Foothill-DeAnza CCD
GO Bonds Series C (LIQ: CITIBANK NA)	a	0.94%		04/07/17	4,500,000	4,500,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		04/07/17	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	9,500,000	9,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	4,200,000	4,200,000
Irvine
Limited Obligation Bonds (Assessment District 93-14) Series 2000 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.85%		04/07/17	12,601,000	12,601,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.85%		04/07/17	40,855,000	40,855,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	4,160,000	4,160,000
Refunding Bonds Series 2011A2		0.98%	04/06/17	03/07/18	11,360,000	11,360,000
Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		04/07/17	12,215,000	12,215,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
Long Beach USD
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	7,750,000	7,750,000
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)		1.01%		04/07/17	4,455,000	4,455,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,000,000	3,000,000
GO Bonds Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	6,665,000	6,665,000
12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		04/07/17	18,300,000	18,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	14,200,000	14,200,000
M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.83%		04/07/17	23,961,000	23,961,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	17,000,000	17,000,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.82%		04/07/17	6,800,000	6,800,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	10,245,000	10,245,000
M/F Refunding RB (Promenade Towers) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		04/07/17	15,000,000	15,000,000
Los Angeles Dept of Airports
Sr RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		04/07/17	27,295,000	27,295,000
Sr RB Series 2008A (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		04/07/17	13,475,000	13,475,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	14,365,000	14,365,034
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	8,665,000	8,665,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		04/07/17	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	a	0.96%		04/07/17	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		04/07/17	7,450,000	7,450,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.97%		04/07/17	9,030,000	9,030,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	a	0.96%		04/07/17	2,600,000	2,600,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BANK OF MONTREAL)		0.86%		04/07/17	50,000,000	50,000,000
Power System RB Series 2001B1 (LIQ: BARCLAYS BANK PLC)		0.87%		04/07/17	23,550,000	23,550,000
Power System RB Series 2001B5 (LIQ: BANK OF MONTREAL)		0.87%		04/07/17	5,300,000	5,300,000
Power System RB Series 2001B8 (LIQ: BANK OF MONTREAL)		0.87%		04/07/17	9,500,000	9,500,000
Power System RB Series 2002A5 (LIQ: CITIBANK NA)		0.77%		04/03/17	25,650,000	25,650,000
Power System RB Series 2007A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,380,000	3,380,000
Power System RB Series 2008A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	8,795,000	8,795,000
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	17,860,000	17,860,000
Power System RB Series 2013B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,500,000	2,500,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%	04/06/17	04/07/17	4,000,000	4,000,000
Water System RB Series 2001B1 (LIQ: ROYAL BANK OF CANADA)		0.87%		04/07/17	12,900,000	12,900,000
Water System RB Series 2001B4 (LIQ: CITIBANK NA)	a	0.88%		04/07/17	41,350,000	41,350,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	14,230,000	14,230,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,665,000	3,665,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	12,000,000	12,000,000
13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System RB Series 2012B (LIQ: CITIBANK NA)	a	0.94%		04/07/17	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)		1.09%		04/07/17	1,305,000	1,305,000
RB (AAA Packing & Shipping) Series 2000 (LOC: WELLS FARGO BANK NA)		0.96%		04/07/17	3,000,000	3,000,000
Los Angeles USD
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	6,895,000	6,895,000
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: WELLS FARGO BANK NA)		0.92%		04/07/17	2,965,000	2,965,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.99%		04/07/17	50,300,000	50,300,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	1.06%		04/07/17	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	1.03%		04/07/17	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	1.04%		04/07/17	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a	1.03%		04/07/17	38,000,000	38,000,000
Variable Rate Demand Preferred Shares Series 8 (LOC: BARCLAYS BANK PLC)	a	1.06%		04/07/17	15,900,000	15,900,000
Orange Cnty Housing Auth
Refunding RB (Villa La Paz) Series 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	9,900,000	9,900,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,000,000	8,000,000
Orange Cnty Water District
Revenue COP Series 2003A (LOC: CITIBANK NA)		0.87%		04/07/17	18,875,000	18,875,000
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG UNION BANK NA)		0.91%		04/07/17	9,855,000	9,855,000
Lease RB Series 2006 (LOC: MUFG UNION BANK NA)		0.91%		04/07/17	19,040,000	19,040,000
Wastewater RB Series 2004B (LOC: MUFG UNION BANK NA)		0.91%		04/07/17	16,750,000	16,750,000
Palomar CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	30,280,000	30,280,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)		0.88%		04/07/17	13,600,000	13,600,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)		0.96%		04/07/17	2,350,000	2,350,000
Rancho Water District Financing Auth
Refunding RB Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)		0.83%		04/07/17	19,100,000	19,100,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	10,890,000	10,890,000
14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG UNION BANK NA)		0.92%		04/07/17	32,260,000	32,260,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)		0.84%		04/07/17	48,465,000	48,465,000
Riverside Cnty Transportation Commission
Sales Tax RB Series 2009C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.87%		04/07/17	26,320,000	26,320,000
Sales Tax RB Series 2013A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	1,675,000	1,675,000
Sales Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	16,480,000	16,480,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	13,000,000	13,000,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		04/07/17	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,750,000	4,750,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LOC: BARCLAYS BANK PLC)	a	0.94%		04/07/17	4,535,000	4,535,000
Sacramento Cnty Housing Auth
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		04/07/17	41,800,000	41,800,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.94%		04/07/17	4,326,000	4,326,000
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B (LIQ: SOCIETE GENERALE SA)	a	0.93%		04/07/17	33,600,000	33,600,000
Subordinate Lien RB Series 2000C (LOC: BANK OF AMERICA NA)		0.84%		04/07/17	36,070,000	36,070,000
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		04/07/17	17,200,000	17,200,000
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.85%		04/07/17	10,265,000	10,265,000
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		04/07/17	9,550,000	9,550,000
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2015A (LIQ: MIZUHO BANK LTD)		0.90%		04/07/17	49,250,000	49,250,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,125,000	3,125,000
GO Bonds Series 2011 (LIQ: ROYAL BANK OF CANADA)	a	0.93%		04/07/17	12,000,000	12,000,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.87%		04/07/17	36,030,000	36,030,000
Sales Tax RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)		0.90%		04/07/17	40,475,000	40,475,000
Sales Tax RB Series 2008C (LIQ: MIZUHO BANK LTD)		0.92%		04/07/17	22,000,000	22,000,000
Sales Tax RB Series 2008C (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.90%		04/07/17	22,055,000	22,055,000
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,220,000	2,220,000
Sales Tax RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	11,490,000	11,490,000
15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego Cnty Water Auth
Water Revenue COP Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		04/07/17	33,580,000	33,580,000
Water Revenue COP Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	5,810,000	5,810,000
San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	5,115,000	5,115,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		04/07/17	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	20,000,000	20,000,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,325,000	3,325,000
San Francisco Airport Commission
Refunding RB 2nd Series 2010A3 (LOC: BANK OF AMERICA NA)		0.88%		04/07/17	42,700,000	42,700,000
Refunding RB 2nd Series 36A (LOC: WELLS FARGO BANK NA)		0.84%		04/07/17	27,000,000	27,000,000
Refunding RB 2nd Series 36B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.82%		04/07/17	290,000	290,000
Refunding RB 2nd Series 36C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.84%		04/07/17	13,570,000	13,570,000
Refunding RB 2nd Series 37C (LOC: MUFG UNION BANK NA)		0.90%		04/07/17	36,600,000	36,600,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)		0.88%		04/07/17	56,965,000	56,965,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.88%		04/07/17	18,240,000	18,240,000
Lease Refunding RB Series 20082 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.86%		04/07/17	7,375,000	7,375,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)		0.89%		04/07/17	5,805,000	5,805,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	18,660,000	18,660,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,665,000	6,665,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.82%		04/07/17	52,150,000	52,150,000
M/F Housing RB (Orlando Cepeda Place Apts) Series 2000D (LOC: CITIBANK NA)		1.02%		04/07/17	5,525,000	5,525,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		04/07/17	30,100,000	30,100,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		04/07/17	3,750,000	3,750,000
San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		04/07/17	6,195,000	6,195,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		04/07/17	10,000,000	10,000,000
16

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	1.01%		04/07/17	6,580,000	6,580,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		04/07/17	13,390,000	13,390,000
San Marcos USD
GO Bonds Series A (LIQ: JPMORGAN CHASE BANK NA)	a	1.03%		04/07/17	5,340,000	5,340,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	11,665,000	11,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	10,635,000	10,635,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)		1.02%		04/07/17	8,077,000	8,077,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)		0.95%		04/07/17	3,880,000	3,880,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		04/07/17	19,900,000	19,900,000
Sales Tax Refunding RB Series 2008B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.88%		04/07/17	12,000,000	12,000,000
Sales Tax Refunding RB Series 2008D (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		04/07/17	24,775,000	24,775,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)		0.98%		04/07/17	1,870,000	1,870,000
South San Francisco USD
GO Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.97%		04/06/17	6,505,000	6,505,000
Southern California Metropolitan Water District
Water RB Series 2000B3 (LIQ: CITIBANK NA)		0.74%		04/03/17	2,800,000	2,800,000
Water Refunding RB Series 2009A2		1.07%	04/06/17	07/10/17	30,000,000	30,000,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	2,500,000	2,500,000
Water Refunding RB Series 2011A1		1.07%	04/06/17	07/10/17	15,230,000	15,230,000
Water Refunding RB Series 2011A3		1.07%	04/06/17	07/10/17	20,000,000	20,000,000
Water Refunding RB Series 2013D		0.90%		04/07/17	10,750,000	10,750,000
Water Refunding RB Series 2013E		1.03%	04/06/17	06/05/17	31,910,000	31,910,000
Water Refunding RB Series 2014D		0.90%		04/07/17	22,125,000	22,125,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	8,860,000	8,860,000
Refunding RB (Palo Verde) Series 2008A (LOC: BARCLAYS BANK PLC)		0.90%		04/07/17	4,500,000	4,500,000
Refunding RB (Palo Verde) Series 2008B (LOC: BARCLAYS BANK PLC)		0.90%		04/07/17	1,100,000	1,100,000
Univ of California
General RB Series 2009Q (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	6,665,000	6,665,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	6,500,000	6,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	4,000,000	4,000,000
17

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	a	0.92%		04/07/17	10,665,000	10,665,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	7,600,000	7,600,000
General RB Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,000,000	2,000,000
General RB Series 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	3,045,000	3,045,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	14,400,000	14,400,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	23,390,000	23,390,000
Ventura Cnty Public Financing Auth
Lease RB Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	11,315,000	11,315,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)		1.04%		04/07/17	5,165,000	5,165,000
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	12,000,000	12,000,000
Total Variable-Rate Municipal Securities
(Cost $5,148,990,273)						5,148,990,273

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $6,708,363,929.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,688,208,602 or 25.1% of net assets.

18

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
19

Schwab California Municipal Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings.
REG47704MAR17
20

The Charles Schwab Family of Funds
Schwab New York Municipal Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
15.8%	Fixed-Rate Municipal Securities	277,323,253	277,323,253
84.6%	Variable-Rate Municipal Securities	1,483,200,333	1,483,200,333
100.4%	Total Investments	1,760,523,586	1,760,523,586
(0.4%)	Other Assets and Liabilities, Net		(6,868,048)
100.0%	Net Assets		1,753,655,538

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 15.8% of net assets
New York 15.8%
Amherst CSD
BAN 2016		2.00%		06/22/17	13,156,000	13,190,580
Beacon
BAN 2016A		2.00%		05/26/17	15,000,000	15,027,754
Brewster CSD
BAN 2016		1.50%		07/14/17	7,000,000	7,008,795
Clinton Cnty
BAN 2016A		2.00%		06/09/17	1,060,000	1,061,883
BAN 2016B		2.00%		06/09/17	8,000,000	8,016,029
Deer Park UFSD
TAN 2016-2017		2.00%		06/27/17	18,000,000	18,044,823
East Islip UFSD
TAN 2016		2.00%		06/29/17	17,000,000	17,045,390
Fairpoint CSD
BAN 2016		1.95%		07/14/17	11,000,000	11,036,044
Harborfields CSD
TAN 2016-2017		1.50%		06/23/17	12,500,000	12,516,092
Homer CSD
BAN 2016		2.00%		06/30/17	3,426,272	3,436,788
Indian River CSD
BAN 2016		2.00%		07/14/17	7,000,000	7,019,080
Irondequoit
BAN 2016		2.00%		04/21/17	5,000,000	5,003,022
Kingston SD
BAN 2016A		2.00%		06/15/17	10,000,000	10,023,645
1

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan Transportation Auth
BAN 2016A-2D		2.00%		06/01/17	5,630,000	5,640,367
Middletown City SD
BAN 2016A		2.00%		06/22/17	9,000,000	9,021,079
New Rochelle CSD
GO BAN 2016B		2.25%		07/14/17	9,000,000	9,037,087
New York City
GO Bonds Fiscal 2003 Series CA		5.00%		08/01/17	100,000	101,295
GO Bonds Fiscal 2011 Series A		3.00%		08/01/17	100,000	100,638
GO Bonds Fiscal 2014 Series G		5.00%		08/01/17	8,315,000	8,431,576
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series GG		4.00%		06/15/17	250,000	251,563
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009		5.00%		07/01/17	350,000	353,484
CP (Cornell Univ)		0.79%		05/09/17	14,890,000	14,890,000
Mental Health Services Facilities RB Series 2008D		5.25%		08/15/17	2,180,000	2,215,027
State Personal Income Tax RB Series 2009D		3.00%		06/15/17	100,000	100,420
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		5.00%		06/15/17	225,000	226,868
New York State Mortgage Agency
Homeowner Mortgage RB Series 201		1.10%		10/01/17	1,065,000	1,064,777
New York State Power Auth
CP Series 1		0.75%		04/03/17	1,000,000	1,000,000
CP Series 1&2		0.90%		05/03/17	48,862,000	48,862,000
Extendible CP Series 1		0.78%	04/10/17	12/04/17	5,000,000	5,000,000
New York State Thruway Auth
2nd General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/17	205,000	205,000
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		5.00%		06/01/17	300,000	301,972
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	11,905,493	12,004,840
Port Auth of New York & New Jersey
Consolidated Bonds 193rd Series		4.00%		10/15/17	3,830,000	3,893,786
Queensbury UFSD
GO BAN 2016		2.00%		04/28/17	8,921,000	8,928,563
Vestal
BAN 2016		2.00%		05/12/17	6,000,000	6,007,515
West Seneca
BAN 2016		2.00%		07/27/17	11,219,125	11,255,471
Total Fixed-Rate Municipal Securities
(Cost $277,323,253)						277,323,253

Variable-Rate Municipal Securities 84.6% of net assets
New York 84.6%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)		0.96%		04/07/17	13,935,000	13,935,000
2

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	3,135,000	3,135,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	9,530,000	9,530,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	11,710,000	11,710,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)		0.95%		04/07/17	1,360,000	1,360,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	12,605,000	12,605,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)		0.98%		04/07/17	4,835,000	4,835,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)		0.95%		04/07/17	8,260,000	8,260,000
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		04/07/17	13,500,000	13,500,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)		0.98%		04/07/17	1,580,000	1,580,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)		0.96%		04/07/17	3,140,000	3,140,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	8,055,000	8,055,000
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,165,000	3,165,000
Dedicated Tax Fund Bonds Series 2016B1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,335,000	3,335,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,665,000	6,665,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		04/07/17	5,345,000	5,345,000
Transportation RB Series 2005E3 (LOC: BANK OF MONTREAL)		0.91%		04/07/17	2,000,000	2,000,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	25,615,000	25,615,000
Transportation RB Series 2015E4 (LOC: BANK OF THE WEST)		0.97%		04/07/17	6,890,000	6,890,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	18,400,000	18,400,000
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.01%		04/07/17	985,000	985,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		04/07/17	5,400,000	5,400,000
Nassau Health Care Corp
Cnty Guaranteed Bonds Series 2009C2 (LOC: WELLS FARGO BANK NA)		0.95%		04/07/17	18,300,000	18,300,000
3

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2004 Series H (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.92%		04/07/17	20,460,000	20,460,000
GO Bonds Fiscal 2004 Series H3 (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.92%		04/07/17	1,175,000	1,175,000
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a	0.97%		04/07/17	8,700,000	8,700,000
GO Bonds Fiscal 2008 Series D-3 (LIQ: BANK OF MONTREAL)		0.91%		04/07/17	16,500,000	16,500,000
GO Bonds Fiscal 2008 Series D4 (LIQ: BANK OF MONTREAL)		0.90%		04/07/17	930,000	930,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,500,000	7,500,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series A4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		04/07/17	12,000,000	12,000,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	2,500,000	2,500,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)		0.93%		04/03/17	7,900,000	7,900,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	a	0.94%		04/07/17	13,500,000	13,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	a	0.94%		04/07/17	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.91%		04/07/17	945,000	945,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	16,000,000	16,000,000
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.94%		04/03/17	7,000,000	7,000,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)		0.94%		04/03/17	26,725,000	26,725,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	8,000,000	8,000,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	4,035,000	4,035,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	3,490,000	3,490,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)		0.89%		04/07/17	19,200,000	19,200,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	4,200,000	4,200,000
M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		04/07/17	7,000,000	7,000,000
New York City IDA
Civic Facility RB (Auditory-Oral School of NY) Series 2006 (LOC: WELLS FARGO BANK NA)		0.90%		04/07/17	3,950,000	3,950,000
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMORGAN CHASE BANK NA)		1.31%		04/07/17	700,000	700,000
4

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,300,000	7,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2010 Series CC (LIQ: BARCLAYS BANK PLC)		0.92%		04/07/17	13,200,000	13,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	20,040,000	20,040,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	17,360,000	17,360,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	2,800,000	2,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	7,775,000	7,775,000
Water & Sewer System RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)		0.93%		04/03/17	2,190,000	2,190,000
Water & Sewer System RB Fiscal 2008 Series BB3 (LIQ: ROYAL BANK OF CANADA)		0.91%		04/07/17	2,025,000	2,025,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	10,000,000	10,000,000
Water & Sewer System RB Fiscal 2011 Series HH (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	14,700,000	14,700,000
Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.92%		04/07/17	6,310,000	6,310,000
Water & Sewer System RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	10,130,000	10,130,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	6,000,000	6,000,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,000,000	8,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	3,000,000	3,000,000
Building Aid RB Fiscal 2016 Series S1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,330,000	3,330,000
Future Tax Secured Bonds Fiscal 2001 Series A (LIQ: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	1,600,000	1,600,000
Future Tax Secured Bonds Fiscal 2011 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	10,990,000	10,990,000
5

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	4,835,000	4,835,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,240,000	3,240,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)		0.91%		04/03/17	2,200,000	2,200,000
Future Tax Secured Sub RB Fiscal 2007 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,495,000	7,495,000
Future Tax Secured Sub RB Fiscal 2007 Series C1 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	6,000,000	6,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,500,000	1,500,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2		1.01%	04/06/17	06/13/17	13,290,000	13,290,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		04/07/17	5,815,000	5,815,000
New York State Dormitory Auth
Court Facilities Lease RB Series 2005B (LIQ: MIZUHO BANK LTD)		0.95%		04/07/17	10,000,000	10,000,000
Mental Health Services Facilities RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	a	1.01%		04/07/17	7,835,000	7,835,000
RB (Catholic Health) Series 2006B (LOC: HSBC BANK USA NA)		0.94%		04/07/17	6,530,000	6,530,000
RB (Culinary Institute of America) Series 2004D (LOC: TD BANK NA)		0.92%		04/07/17	5,200,000	5,200,000
RB (Culinary Institute of America) Series 2006 (LOC: TD BANK NA)		0.92%		04/07/17	11,800,000	11,800,000
RB (NYU) Series 2009A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	9,900,000	9,900,000
RB (St. John's Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	26,020,000	26,020,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	8,000,000	8,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,875,000	1,875,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	6,250,000	6,250,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	3,300,000	3,300,000
State Sales Tax RB Series 2014A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		04/07/17	4,500,000	4,500,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.93%		04/07/17	5,790,000	5,790,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)		0.95%		04/07/17	5,500,000	5,500,000
6

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,500,000	2,500,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,000,000	2,000,000
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	4,575,000	4,575,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	57,000,000	57,000,000
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.93%		04/07/17	15,415,000	15,414,833
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	42,500,000	42,500,000
Housing RB (33 Bond St) Series 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.92%		04/07/17	25,040,000	25,040,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	5,300,000	5,300,000
Housing RB (606 W 57th St) Series 2014A (LOC: WELLS FARGO BANK NA)		0.92%		04/07/17	4,000,000	4,000,000
Housing RB (606 W 57th St) Series 2016A (LOC: WELLS FARGO BANK NA)		0.90%		04/07/17	23,580,000	23,580,000
Housing RB (625 W 57th St) Series 2015A2 (LOC: BANK OF NEW YORK MELLON/THE)		0.94%		04/07/17	40,055,000	40,055,000
Housing RB (855 6th Ave) Series 2015A (LOC: WELLS FARGO BANK NA)		0.95%		04/07/17	2,000,000	2,000,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	16,700,000	16,700,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		04/07/17	43,300,000	43,300,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)		0.89%		04/07/17	5,700,000	5,700,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.90%		04/07/17	9,250,000	9,250,000
Housing RB (Mastro West Chelsea) Series 2015A (LOC: WELLS FARGO BANK NA)		0.88%		04/07/17	15,000,000	15,000,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		04/07/17	12,000,000	12,000,000
Housing RB (North End Ave) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		04/07/17	7,000,000	7,000,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		04/07/17	10,700,000	10,700,000
Housing RB (Riverside Center 2) Series 2012A (LOC: BANK OF AMERICA NA)		0.88%		04/07/17	3,000,000	3,000,000
Housing RB (Riverside Center 2) Series 2015A1 (LOC: BANK OF AMERICA NA)		0.88%		04/07/17	5,000,000	5,000,000
Housing RB (Riverside Center 2) Series 2015A2 (LOC: BANK OF AMERICA NA)		0.95%		04/07/17	9,325,000	9,325,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)		0.89%		04/07/17	5,900,000	5,900,000
7

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)		0.95%		04/07/17	8,910,000	8,910,000
State Personal Income Tax RB Series 2005C (LIQ: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	7,000,000	7,000,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)		0.89%		04/07/17	15,920,000	15,920,000
Homeowner Mortgage RB Series 147 (LIQ: JPMORGAN CHASE BANK NA)		0.97%		04/07/17	2,895,000	2,895,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.93%		04/07/17	20,900,000	20,900,000
New York State Thruway Auth
General RB Series H (LOC: US BANK NATIONAL ASSOCIATION)	a	0.95%		04/07/17	19,260,000	19,260,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,700,000	7,700,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	7,500,000	7,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a	0.99%		04/07/17	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.99%		04/07/17	40,000,000	40,000,000
Oneida Cnty Industrial Development Agency
Civic Facility RB (Mohawk Valley Community College) Series 2004A (LOC: CITIBANK NA)		0.94%		04/07/17	6,460,000	6,460,000
Port Auth of New York & New Jersey
Consolidated Bonds 148th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	9,990,500	9,990,500
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,580,000	2,580,000
Consolidated Bonds 193rd Series (LIQ: CITIBANK NA)	a	0.94%		04/07/17	2,400,000	2,400,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.94%		04/07/17	1,220,000	1,220,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	a	0.99%		04/07/17	2,380,000	2,380,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,055,000	3,055,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.01%		04/07/17	6,665,000	6,665,000
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMORGAN CHASE BANK NA)		0.94%		04/07/17	2,265,000	2,265,000
Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC BANK USA NA)		0.92%		04/07/17	5,350,000	5,350,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		04/07/17	13,105,000	13,105,000
General RB Series 2009A2 (LIQ: BANK OF AMERICA NA)	a	0.97%		04/07/17	6,500,000	6,500,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,665,000	6,665,000
General Refunding RB Series 2005B3 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		04/07/17	17,100,000	17,100,000
8

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	4,195,000	4,195,000
Refunding RB Series 2017B (LIQ: BARCLAYS BANK PLC)	a	0.94%		04/07/17	2,495,000	2,495,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	a	0.92%		04/07/17	21,665,000	21,665,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,355,000	3,355,000
Warren & Wash Cnty IDA
RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.84%		04/07/17	8,670,000	8,670,000
Total Variable-Rate Municipal Securities
(Cost $1,483,200,333)						1,483,200,333

End of Investments.

At 03/31/17, the tax basis cost of the fund’s investments was $1,760,523,586.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $654,000,500 or 37.3% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
9

The Charles Schwab Family of Funds
Schwab New Jersey Municipal Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
33.1%	Fixed-Rate Municipal Securities	201,798,667	201,798,667
61.2%	Variable-Rate Municipal Securities	373,168,000	373,168,000
94.3%	Total Investments	574,966,667	574,966,667
5.7%	Other Assets and Liabilities, Net		35,014,629
100.0%	Net Assets		609,981,296

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 33.1% of net assets
New Jersey 33.1%
Brick Township
BAN		2.00%		07/26/17	6,400,000	6,421,311
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	6,700,000	6,705,366
Sub Revenue Notes Series 2016		2.00%		11/16/17	6,000,000	6,042,909
East Brunswick
BAN		2.00%		07/27/17	5,789,550	5,811,634
Edgewater
BAN 2016		2.00%		07/21/17	12,000,000	12,036,129
Fort Lee
BAN 2016		2.00%		11/10/17	6,000,000	6,041,039
Freehold Township
BAN 2016		2.25%		11/17/17	4,594,000	4,633,602
Hamilton Township
BAN 2016		2.00%		06/08/17	5,000,000	5,011,554
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016A1		2.25%		04/19/17	300,000	300,191
Cnty-Guaranteed Pooled Notes Series 2016B1		2.00%		06/27/17	5,800,000	5,816,451
Little Ferry
BAN		2.25%		04/27/17	5,182,356	5,187,731
Middlesex Cnty
BAN		2.00%		06/15/17	12,000,000	12,025,954
Montclair Township
GO BAN		2.50%		11/03/17	6,000,000	6,057,359
1

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Educational Facilities Auth
CP (Princeton Univ) Series 1997A		0.76%		04/03/17	7,500,000	7,500,000
CP (Princeton Univ) Series 1997A		0.70%		05/01/17	5,000,000	5,000,000
CP (Princeton Univ) Series 1997A		0.70%		05/08/17	7,500,000	7,500,000
Ocean City
BAN 2016B		2.00%		06/15/17	2,500,000	2,505,908
Port Auth of New York & New Jersey
CP Series A		0.88%		06/21/17	1,200,000	1,200,000
CP Series B		0.73%		04/19/17	17,525,000	17,525,000
CP Series B		0.74%		05/03/17	6,040,000	6,040,000
CP Series B		0.73%		05/17/17	2,500,000	2,500,000
CP Series B		0.73%		05/23/17	900,000	900,000
CP Series B		0.74%		06/01/17	6,205,000	6,205,000
CP Series B		0.81%		06/06/17	19,000,000	19,000,000
Readington Township
BAN Series 2017A		1.25%		04/28/17	6,184,000	6,186,233
Robbinsville
BAN Series 2016A		2.00%		07/27/17	12,000,000	12,042,896
Rutgers State Univ
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.80%		05/10/17	9,000,000	9,000,000
Stafford Township
BAN 2016A		2.00%		05/11/17	5,000,000	5,006,302
Verona Township
BAN		2.00%		07/21/17	8,562,500	8,590,390
Woodland Park
GO BAN		2.00%		06/02/17	3,000,000	3,005,708
Total Fixed-Rate Municipal Securities
(Cost $201,798,667)						201,798,667

Variable-Rate Municipal Securities 61.2% of net assets
New Jersey 51.2%
Delaware River Port Auth
Refunding RB Series 2010B (LOC: BARCLAYS BANK PLC)		0.92%		04/07/17	3,215,000	3,215,000
Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.25%		04/03/17	18,365,000	18,365,000
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 1986 (LOC: TD BANK NA)		0.89%		04/07/17	5,000,000	5,000,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	4,000,000	4,000,000
Motor Vehicle Surcharges RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a	1.03%		04/07/17	5,715,000	5,715,000
RB (Applewood Estates) Series 2005B (LOC: TD BANK NA)		0.88%		04/07/17	7,000,000	7,000,000
RB (Cooper Health) Series 2008A (LOC: TD BANK NA)		0.91%		04/07/17	6,100,000	6,100,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	19,904,000	19,904,000
New Jersey Educational Facilities Auth
Refunding RB (Seton Hall Univ) Series 2008D (LOC: TD BANK NA)		0.80%		04/07/17	10,615,000	10,615,000
2

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Health Care Facilities Financing Auth
Hospital Capital Asset RB Series 1985A (LOC: TD BANK NA)		0.91%		04/07/17	18,715,000	18,715,000
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)		0.92%		04/07/17	14,500,000	14,500,000
RB (Atlantic Health) Series 2008C (LOC: JPMORGAN CHASE BANK NA)		0.92%		04/07/17	16,160,000	16,160,000
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)		0.99%		04/07/17	2,980,000	2,980,000
RB (Composite Program) Series 2006A5 (LOC: WELLS FARGO BANK NA)		0.90%		04/07/17	3,000,000	3,000,000
RB (Meridian Health) Series 2003A (LOC: JPMORGAN CHASE BANK NA)		0.92%		04/07/17	16,800,000	16,800,000
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD BANK NA)		0.90%		04/07/17	13,050,000	13,050,000
RB (Virtua Health) Series 2004 (LOC: WELLS FARGO BANK NA)		0.87%		04/07/17	11,070,000	11,070,000
RB (Virtua Health) Series 2009 (LOC: JPMORGAN CHASE BANK NA)		0.50%		04/03/17	15,700,000	15,700,000
RB (Virtua Health) Series 2009 (LOC: JPMORGAN CHASE BANK NA)		0.54%		04/03/17	2,100,000	2,100,000
RB (Virtua Health) Series 2009E (LOC: TD BANK NA)		0.83%		04/07/17	1,000,000	1,000,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB Series 2005F (LOC: BANK OF AMERICA NA)		0.92%		04/07/17	2,420,000	2,420,000
M/F Housing RB Series 2006A (LOC: BANK OF AMERICA NA)		0.97%		04/07/17	1,000,000	1,000,000
M/F Housing RB Series 2007G (LOC: BANK OF AMERICA NA)		0.97%		04/07/17	3,100,000	3,100,000
M/F Housing RB Series 2008B (LOC: BANK OF AMERICA NA)		0.91%		04/07/17	8,300,000	8,300,000
M/F Housing RB Series 20135 (LOC: CITIBANK NA)		0.85%		04/07/17	42,370,000	42,370,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.86%		04/07/17	9,500,000	9,500,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.91%		04/07/17	11,500,000	11,500,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	6,000,000	6,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	a	1.01%		04/07/17	2,200,000	2,200,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.94%		04/07/17	1,220,000	1,220,000
Consolidated Bonds 198th series (LIQ: CITIBANK NA)	a	0.91%		04/07/17	3,750,000	3,750,000
Rutgers State Univ
GO Bonds Series 2009G		0.50%		04/03/17	2,000,000	2,000,000
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.95%		04/07/17	7,700,000	7,700,000
GO Refunding Bonds Series 2002A		0.54%		04/03/17	850,000	850,000
GO Refunding Bonds Series 2013J (LIQ: CITIBANK NA)	a	0.91%		04/07/17	4,340,000	4,340,000
Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.25%		04/03/17	4,630,000	4,630,000
Refunding RB (Exxon) Series 1994		0.25%		04/03/17	6,400,000	6,400,000
						312,269,000
California 1.5%
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: CITIBANK NA)	a	1.04%		04/07/17	7,200,000	7,200,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	1.04%		04/07/17	2,000,000	2,000,000
						9,200,000
Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.94%		04/07/17	2,275,000	2,275,000
3

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 1.6%
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B		0.92%		04/07/17	7,000,000	7,000,000
Macon Water Auth
Water & Sewer RB Series 2012		0.97%		04/07/17	2,450,000	2,450,000
						9,450,000
Idaho 1.6%
Power Cnty IDA
Solid Waste Disposal RB (J.R. Simplot Co) Series 2012 (LOC: COOPERATIEVE RABOBANK UA)		1.05%		04/07/17	10,000,000	10,000,000
Illinois 0.4%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.96%		04/07/17	2,474,000	2,474,000
New York 0.8%
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	5,000,000	5,000,000
North Carolina 0.4%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.97%		04/07/17	2,500,000	2,500,000
Virginia 3.3%
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.93%		04/07/17	20,000,000	20,000,000
Total Variable-Rate Municipal Securities
(Cost $373,168,000)						373,168,000

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $574,966,667.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $69,029,000 or 11.3% of net assets.

4

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
5

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
22.0%	Fixed-Rate Municipal Securities	86,286,477	86,286,477
78.0%	Variable-Rate Municipal Securities	305,036,361	305,036,361
100.0%	Total Investments	391,322,838	391,322,838
(0.0%)	Other Assets and Liabilities, Net		(44,022)
100.0%	Net Assets		391,278,816

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 22.0% of net assets
Pennsylvania 22.0%
Allegheny Cnty IDA
RB (St. Joseph High School) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.20%		12/01/17	7,000,000	7,000,000
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012A		5.00%		07/01/17	1,165,000	1,176,715
Pennsylvania Infrastructure Investment Auth
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		0.73%		04/03/17	2,200,000	2,200,000
Pennsylvania State Univ
Refunding RB Series 2009B		0.66%		06/01/17	13,000,000	13,000,000
Philadelphia
Airport Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		0.80%		05/08/17	4,600,000	4,600,000
TRAN 2016-2017A		2.00%		06/30/17	3,800,000	3,809,762
Philadelphia Gas Works
CP Series G1 & Sub Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.80%		04/04/17	27,500,000	27,500,000
Univ of Pittsburgh
Univ Refunding Bonds Series 2005C		0.70%		05/04/17	18,000,000	18,000,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		07/01/17	3,000,000	3,000,000
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		07/01/17	6,000,000	6,000,000
Total Fixed-Rate Municipal Securities
(Cost $86,286,477)						86,286,477

1

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 78.0% of net assets
Pennsylvania 70.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		04/03/17	500,000	500,000
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		04/03/17	4,555,000	4,555,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		04/07/17	4,000,000	4,000,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997		1.00%		04/07/17	10,800,000	10,800,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)		0.91%		04/07/17	16,085,000	16,085,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: BMO HARRIS BANK NA)		0.89%		04/07/17	1,300,000	1,300,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)		0.92%		04/07/17	18,980,000	18,980,000
Delaware Cnty IDA
Airport Facilities Refunding RB (UPS) Series 2015		0.85%		04/03/17	7,860,000	7,860,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	18,470,000	18,470,000
Geisinger Auth
Health System RB (Geisinger Health) 2005A (LIQ: TD BANK NA)		0.85%		04/03/17	5,850,000	5,850,000
Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.96%		04/07/17	6,800,000	6,800,000
Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		04/07/17	3,900,000	3,900,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	4,175,000	4,175,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	8,010,000	8,010,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)		1.05%		04/07/17	7,500,000	7,500,000
RB (Binney & Smith) Series 1997B (LOC: JPMORGAN CHASE BANK NA)		1.10%		04/07/17	335,000	335,000
Pennsylvania
GO Bonds 1st Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	1,000,000	1,000,000
GO Bonds 1st Series of 2012 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	2,000,000	2,000,000
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		04/07/17	14,610,000	14,610,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.04%		04/07/17	1,900,000	1,900,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.04%		04/07/17	1,000,000	1,000,000
2

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.21%		04/07/17	5,605,000	5,605,000
RB (Univ of Pittsburgh Medical Center) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		04/07/17	1,665,000	1,665,000
RB (Univ of Pittsburgh Medical Center) Series 2016 (LIQ: BARCLAYS BANK PLC)	a	0.99%		04/07/17	3,605,000	3,605,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.91%		04/07/17	4,500,000	4,500,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.91%		04/07/17	6,805,000	6,805,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.94%		04/07/17	27,545,000	27,545,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.95%		04/07/17	2,830,000	2,830,000
S/F Mortgage RB Series 2007-97A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.97%		04/07/17	191,361	191,361
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		04/07/17	4,425,000	4,425,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		04/07/17	5,300,000	5,300,000
Refunding RB (Univ of Pennsylvania Health) Series 2016C (LIQ: BANK OF AMERICA NA)	a	0.98%		04/07/17	4,095,000	4,095,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.95%		04/07/17	6,905,000	6,905,000
Philadelphia
GO Refunding Bonds Series 2009B (LOC: BARCLAYS BANK PLC)		0.92%		04/07/17	18,500,000	18,500,000
Water & Wastewater RB Series 1997B (LOC: TD BANK NA)		0.92%		04/07/17	5,700,000	5,700,000
Philadelphia IDA
Refunding RB Series 2007B2 (LOC: TD BANK NA)		0.91%		04/07/17	4,300,000	4,300,000
St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.91%		04/07/17	12,400,000	12,400,000
Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.90%		04/07/17	18,970,000	18,970,000
Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley Hospital) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		04/07/17	4,540,000	4,540,000
						277,511,361
Alabama 0.4%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.07%		04/07/17	935,000	935,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011C (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/07/17	670,000	670,000
						1,605,000
Arizona 0.3%
Pinal Cnty IDA
RB (D.A. Holdings) Series 2002 (LOC: WELLS FARGO BANK NA)		1.01%		04/07/17	1,100,000	1,100,000
3

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 0.8%
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: CITIBANK NA)	a	1.04%		04/07/17	3,000,000	3,000,000
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.94%		04/07/17	100,000	100,000
						3,100,000
Florida 0.4%
Brevard Cnty HFA
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		04/07/17	1,760,000	1,760,000
Illinois 1.3%
Illinois Housing Development Auth
M/F Housing RB (Sterling Towers) Series 2001 (LOC: BMO HARRIS BANK NA)		1.17%		04/07/17	2,965,000	2,965,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		1.00%		04/07/17	2,200,000	2,200,000
						5,165,000
Maryland 0.2%
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		04/07/17	650,000	650,000
North Carolina 0.2%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.97%		04/07/17	675,000	675,000
Texas 0.2%
Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2007A (LIQ: TEXAS STATE OF)		1.00%		04/07/17	790,000	790,000
Washington 1.5%
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)		0.97%		04/07/17	3,000,000	3,000,000
Washington State Housing Finance Commission
M/F RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.85%		04/07/17	2,680,000	2,680,000
						5,680,000
Other Investment 1.8%
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	1.04%		04/07/17	7,000,000	7,000,000
Total Variable-Rate Municipal Securities
(Cost $305,036,361)						305,036,361

End of Investments.

4

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

At 03/31/17, the tax basis cost of the fund's investments was $391,322,838.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $53,551,361 or 13.7% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
5

The Charles Schwab Family of Funds
Schwab Massachusetts Municipal Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
11.7%	Fixed-Rate Municipal Securities	54,415,603	54,415,603
88.2%	Variable-Rate Municipal Securities	410,864,000	410,864,000
99.9%	Total Investments	465,279,603	465,279,603
0.1%	Other Assets and Liabilities, Net		516,407
100.0%	Net Assets		465,796,010

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 11.7% of net assets
Massachusetts 11.7%
Brockton
GO BAN		2.00%		06/30/17	3,300,000	3,309,439
Holbrook
GO BAN		2.00%		06/02/17	3,765,000	3,772,612
Massachusetts
GO Refunding Bonds Series 2016B		2.00%		07/01/17	100,000	100,294
Massachusetts Bay Transportation Auth
Sales Tax CP BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.73%		04/03/17	23,300,000	23,300,000
Massachusetts HFA
Housing Bonds Series 2008B		5.25%		06/01/17	185,000	186,269
Massachusetts Port Auth
CP Notes Series 2012A (LOC: TD BANK NA)		0.72%		05/03/17	12,000,000	12,000,000
Massachusetts School Building Auth
Sub Dedicated Sales Tax CP BAN Series B (LOC: CITIBANK NA)		0.81%		05/01/17	2,000,000	2,000,000
Plymouth
GO BAN		2.00%		05/04/17	4,000,000	4,004,484
Stoughton
GO BAN		2.00%		06/30/17	3,000,000	3,009,173
Wilmington
GO BAN		2.00%		06/30/17	2,725,000	2,733,332
Total Fixed-Rate Municipal Securities
(Cost $54,415,603)						54,415,603

1

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 88.2% of net assets
Massachusetts 78.4%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a	0.94%		04/07/17	4,000,000	4,000,000
GO Bonds Series 2007C (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.94%		04/07/17	12,250,000	12,250,000
GO Bonds Series 2007C (LIQ: CITIBANK NA)	a	0.94%		04/07/17	4,500,000	4,500,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		04/07/17	1,500,000	1,500,000
GO Refunding Bonds Series 2001C (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.89%		04/07/17	1,645,000	1,645,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	1.01%		04/03/17	19,000,000	19,000,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a	0.95%		04/07/17	3,330,000	3,330,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		04/07/17	6,500,000	6,500,000
Sr Sales Tax Bonds Series 2005B (LIQ: CITIBANK NA)	a	0.93%		04/07/17	9,900,000	9,900,000
Transportation System Bonds Series 2000A1 (LIQ: BARCLAYS BANK PLC)		0.85%		04/07/17	955,000	955,000
Massachusetts Clean Water Trust
Pool Program Refunding Bonds Series 2006 (LIQ: CREDIT SUISSE AG)	a	0.94%		04/07/17	8,195,000	8,195,000
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	6,665,000	6,665,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010A2 (LOC: BARCLAYS BANK PLC)		0.86%		04/07/17	16,900,000	16,900,000
Metropolitan Highway System Sub RB Series 2010A2 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.84%		04/07/17	6,055,000	6,055,000
Metropolitan Highway System Sub RB Series 2010A6 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.84%		04/07/17	15,700,000	15,700,000
Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD BANK NA)		0.94%		04/07/17	2,280,000	2,280,000
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		0.96%		04/07/17	2,155,000	2,155,000
RB (Boston Univ) Series U3 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		04/07/17	7,600,000	7,600,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.95%		04/07/17	6,020,000	6,020,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.95%		04/07/17	7,335,000	7,335,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.95%		04/07/17	10,000,000	10,000,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	a	1.04%		04/07/17	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	a	0.94%		04/07/17	3,750,000	3,750,000
RB (Marine Biological Laboratory) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		04/07/17	6,960,000	6,960,000
RB (Partners Healthcare) Series 2011K2 (LIQ: BARCLAYS BANK PLC)		0.93%		04/07/17	500,000	500,000
RB (Partners HealthCare) Series 2014M2 (LOC: BANK OF NEW YORK MELLON/THE)		0.91%		04/07/17	10,100,000	10,100,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	4,170,000	4,170,000
2

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Partners HealthCare) Series 2015O1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,600,000	1,600,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,350,000	1,350,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.86%		04/07/17	8,560,000	8,560,000
RB (Baystate Medical Center) Series 2005G (LOC: WELLS FARGO BANK NA)		0.86%		04/03/17	9,205,000	9,205,000
RB (Baystate Medical Center) Series 2009J2 (LOC: JPMORGAN CHASE BANK NA)		0.95%		04/03/17	13,480,000	13,480,000
RB (Capital Asset Program) Series M2 (LOC: BANK OF AMERICA NA)		0.93%		04/07/17	2,040,000	2,040,000
RB (Capital Asset Program) Series M4A (LOC: BANK OF AMERICA NA)		0.93%		04/07/17	3,605,000	3,605,000
RB (Children's Hospital) Series 2010N4 (LOC: WELLS FARGO BANK NA)		0.94%		04/03/17	5,500,000	5,500,000
RB (Harvard Univ) Series R		0.67%		04/03/17	1,280,000	1,280,000
RB (Harvard Univ) Series Y		0.89%		04/07/17	15,900,000	15,900,000
RB (Henry Heywood Memorial) Series 2009C2 (LOC: TD BANK NA)		0.90%		04/03/17	5,150,000	5,150,000
RB (MIT) Series 2001J1		0.90%		04/07/17	19,600,000	19,600,000
RB (MIT) Series 2001J2		0.89%		04/07/17	750,000	750,000
RB (Museum of Fine Arts) Series 2007A2 (LIQ: BANK OF AMERICA NA)		0.96%		04/03/17	1,000,000	1,000,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,100,000	2,100,000
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	700,000	700,000
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)		0.86%		04/07/17	1,700,000	1,700,000
RB (Tufts Univ) Series 2008N1 (LIQ: US BANK NATIONAL ASSOCIATION)		0.85%		04/03/17	9,400,000	9,400,000
Massachusetts HFA
Housing Bonds Series 2009A (LOC: TD BANK NA)		0.86%		04/07/17	2,500,000	2,500,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a	0.95%		04/07/17	8,745,000	8,745,000
Housing RB (Princeton Westford) Series 2015A (LOC: BANK OF AMERICA NA)		0.94%		04/07/17	4,800,000	4,800,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	a	0.94%		04/07/17	4,125,000	4,125,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	3,750,000	3,750,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,985,000	1,985,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	a	0.94%		04/07/17	8,985,000	8,985,000
Massachusetts Water Resources Auth
General Refunding RB Series 2008A2 (LIQ: TD BANK NA)		0.89%		04/07/17	9,500,000	9,500,000
Sub General Refunding RB Series 2008F (LIQ: BANK OF NEW YORK MELLON/THE)		0.90%		04/07/17	10,650,000	10,650,000
Sub Refunding RB Series 2002C (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.89%		04/03/17	2,400,000	2,400,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.93%		04/07/17	5,500,000	5,500,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	5,365,000	5,365,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		04/07/17	1,000,000	1,000,000
Refunding RB Sr Series 2011-1 (LIQ: WELLS FARGO BANK NA)		0.85%		04/07/17	8,510,000	8,510,000
3

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	1,500,000	1,500,000
						365,250,000
California 0.4%
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	1.04%		04/07/17	1,900,000	1,900,000
Colorado 0.5%
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		1.01%		04/07/17	2,300,000	2,300,000
Connecticut 0.5%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		04/07/17	2,220,000	2,220,000
Illinois 1.6%
Aurora
Economic Development RB (Aurora Univ) Series 2004 (LOC: BMO HARRIS BANK NA)		0.92%		04/07/17	5,000,000	5,000,000
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.96%		04/07/17	1,224,000	1,224,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)		0.97%		04/07/17	1,090,000	1,090,000
						7,314,000
Michigan 0.4%
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))		0.91%		04/07/17	1,750,000	1,750,000
Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: WELLS FARGO BANK NA)		1.00%		04/07/17	1,345,000	1,345,000
Nevada 1.0%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.95%		04/07/17	4,885,000	4,885,000
Ohio 0.4%
Middletown
Hospital Facilities RB (Atrium Medical Center) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.92%		04/07/17	2,000,000	2,000,000
Other Investment 2.1%
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a	1.07%		04/07/17	10,000,000	10,000,000
4

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas 2.6%
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.93%		04/07/17	11,900,000	11,900,000
Total Variable-Rate Municipal Securities
(Cost $410,864,000)						410,864,000

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $465,279,603.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $148,935,000 or 32.0% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
5

Schwab Municipal Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88398MAR17
6

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
60.7%	Fixed-Rate Obligations	5,417,224,367	5,417,224,367
20.0%	Variable-Rate Obligations	1,786,049,269	1,786,049,269
19.2%	Repurchase Agreements	1,716,213,219	1,716,213,219
99.9%	Total Investments	8,919,486,855	8,919,486,855
0.1%	Other Assets and Liabilities, Net		6,221,958
100.0%	Net Assets		8,925,708,813

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.7% of net assets
Asset-Backed Commercial Paper 10.3%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.18%		06/15/17	18,000,000	17,955,750
	a,b	1.17%		06/21/17	70,000,000	69,815,725
BARTON CAPITAL SA	a,b	1.15%		04/03/17	11,000,000	10,999,297
	a,b	0.85%		04/06/17	6,000,000	5,999,292
	a,b	1.05%		05/10/17	16,000,000	15,981,800
BEDFORD ROW FUNDING CORP	a,b	1.16%		04/05/17	48,000,000	47,993,867
	a,b	1.21%		05/09/17	27,000,000	26,965,800
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.92%		04/03/17	6,000,000	5,999,693
	a,b	1.00%		04/05/17	16,000,000	15,998,222
	a,b	1.00%		04/06/17	4,000,000	3,999,444
	a,b	1.00%		04/07/17	8,000,000	7,998,667
	a,b	1.15%		04/11/17	6,000,000	5,998,083
CANCARA ASSET SECURITISATION LLC	a,b	1.10%		04/26/17	10,000,000	9,992,361
CHARTA LLC	a,b	1.13%		06/14/17	25,000,000	24,941,931
	a,b	1.15%		06/21/17	45,000,000	44,883,562
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.21%		04/19/17	1,000,000	999,400
	a	1.22%		04/26/17	50,000,000	49,957,986
	a	1.31%		06/27/17	17,000,000	16,946,592
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%		04/24/17	38,000,000	37,972,081
	a,b	1.24%		04/25/17	3,000,000	2,997,540
	a,b	1.31%		06/28/17	47,000,000	46,850,644
1

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KELLS FUNDING LLC	a,b	1.09%		05/18/17	126,000,000	125,832,140
LMA AMERICAS LLC	a,b	1.12%		05/02/17	30,000,000	29,971,067
	a,b	1.15%		06/06/17	8,000,000	7,983,133
	a,b	1.15%		06/07/17	50,000,000	49,892,986
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.24%		08/08/17	13,000,000	12,942,702
OLD LINE FUNDING LLC	a,b	1.14%		06/28/17	20,000,000	19,944,267
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.18%		06/14/17	1,000,000	997,574
	a,b	1.20%		06/19/17	63,000,000	62,834,100
	a,b	1.20%		07/06/17	1,000,000	996,800
THUNDER BAY FUNDING LLC	a,b	1.04%		04/25/17	6,000,000	5,995,840
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.15%		04/03/17	42,000,000	41,997,317
	a,b	1.05%		06/05/17	1,000,000	998,104
VICTORY RECEIVABLES CORP	a,b	0.97%		04/10/17	1,000,000	999,758
	a,b	1.16%		06/20/17	84,000,000	83,783,467
						916,416,992
Financial Company Commercial Paper 7.4%
BPCE SA	b	1.00%		05/04/17	7,000,000	6,993,583
	b	1.20%		05/04/17	6,000,000	5,993,400
COOPERATIEVE RABOBANK UA		1.21%		07/17/17	1,600,000	1,594,293
DNB BANK ASA	b	0.86%		04/05/17	112,000,000	111,989,298
	b	1.23%		07/24/17	44,000,000	43,830,013
HSBC USA INC	b	1.24%		04/06/17	18,000,000	17,996,913
	b	1.14%		05/01/17	75,000,000	74,929,375
ING US FUNDING LLC	a	1.21%		04/03/17	73,063,000	73,058,129
	a	1.22%		04/04/17	2,000,000	1,999,798
JP MORGAN SECURITIES LLC		1.26%		06/27/17	13,000,000	12,960,729
LLOYDS BANK PLC		1.03%		06/12/17	39,000,000	38,919,660
MACQUARIE BANK LTD	b	1.17%		06/15/17	44,000,000	43,892,750
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)	b	1.13%		06/09/17	58,000,000	57,874,382
NATIONWIDE BUILDING SOCIETY	b	1.10%		04/03/17	11,000,000	10,999,328
NRW BANK	b	1.05%		04/13/17	1,000,000	999,650
	b	1.13%		06/27/17	62,000,000	61,830,689
UNITED OVERSEAS BANK LTD	b	1.22%		04/06/17	13,000,000	12,997,815
	b	0.90%		04/07/17	15,000,000	14,997,750
	b	1.21%		04/13/17	39,000,000	38,984,400
WESTPAC BANKING CORP	b	1.06%		04/28/17	31,000,000	30,975,355
						663,817,310
Certificates of Deposit 30.7%
BANK OF MONTREAL (CHICAGO BRANCH)		1.11%		04/17/17	2,000,000	2,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.28%		07/07/17	84,000,000	84,000,000
BANK OF THE WEST		0.94%		04/05/17	8,000,000	8,000,000
2

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/24/17	17,000,000	17,000,000
		1.24%		05/02/17	114,000,000	114,000,000
		1.28%		05/02/17	13,000,000	13,000,000
		1.27%		05/26/17	6,000,000	6,000,000
		1.26%		06/05/17	27,000,000	27,000,000
		1.34%		07/18/17	8,000,000	8,000,000
		1.39%		08/04/17	15,000,000	15,000,000
		1.36%		08/15/17	28,000,000	28,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.34%		06/29/17	166,000,000	166,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.90%		04/04/17	66,000,000	66,000,000
CITIBANK NA (NEW YORK BRANCH)		1.06%		04/12/17	2,000,000	2,000,000
		1.22%		06/05/17	1,000,000	1,000,000
		1.25%		06/12/17	2,000,000	2,000,000
		1.31%		06/20/17	166,000,000	166,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.16%		04/03/17	25,000,000	25,000,007
		1.19%		04/19/17	113,000,000	113,000,281
		1.18%		08/08/17	14,000,000	14,000,249
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.05%		06/14/17	42,000,000	42,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.87%		04/04/17	9,000,000	9,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.51%		06/12/17	102,000,000	102,000,000
		1.51%		06/16/17	2,000,000	2,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.11%		05/24/17	60,000,000	60,000,440
		1.20%		07/05/17	28,000,000	28,000,368
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.88%		04/06/17	88,000,000	88,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	62,000,000	62,000,000
		1.27%		06/14/17	67,000,000	67,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.93%		04/04/17	70,000,000	70,000,000
		0.90%		04/06/17	7,000,000	7,000,000
		0.99%		04/20/17	5,000,000	5,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		0.93%		05/02/17	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.10%		06/13/17	70,000,000	70,000,000
		1.32%		08/01/17	71,000,000	71,000,000
		1.30%		08/28/17	16,000,000	16,000,000
NATIXIS (NEW YORK BRANCH)		0.89%		04/03/17	42,000,000	42,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.25%		07/24/17	2,000,000	2,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.10%		04/18/17	5,000,000	5,000,000
		1.05%		05/26/17	32,000,000	32,000,000
		1.35%		08/01/17	1,000,000	1,000,000
		1.35%		08/08/17	65,000,000	65,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%		07/26/17	123,000,000	123,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.86%		04/07/17	65,000,000	65,000,000
3

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.06%		04/05/17	1,000,000	1,000,023
		1.08%		04/07/17	3,000,000	3,000,000
		1.08%		04/10/17	88,000,000	88,000,000
		1.18%		08/01/17	18,000,000	18,000,000
		1.10%		08/10/17	67,000,000	67,000,000
		1.10%		08/14/17	29,000,000	29,000,000
UBS AG (STAMFORD BRANCH)		1.35%		08/11/17	109,000,000	109,000,000
WELLS FARGO BANK NA		1.07%		04/19/17	4,000,000	4,000,000
		1.09%		04/24/17	137,000,000	137,000,000
		1.10%		05/01/17	26,000,000	26,000,000
		1.10%		05/02/17	126,000,000	126,000,000
		1.09%		05/12/17	74,000,000	74,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	149,000,000	149,000,000
						2,743,001,368
Non-Financial Company Commercial Paper 1.3%
BMW US CAPITAL LLC	b	0.83%		04/06/17	6,000,000	5,999,308
DANAHER CORPORATION	b	0.85%		04/06/17	20,000,000	19,997,639
GENERAL ELECTRIC CO		0.82%		04/05/17	27,000,000	26,997,540
		0.82%		04/06/17	16,000,000	15,998,178
		0.82%		04/07/17	11,000,000	10,998,497
TOTAL CAPITAL CANADA LTD	a,b	0.87%		04/04/17	34,000,000	33,997,535
						113,988,697
Non-Negotiable Time Deposits 9.0%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.94%		04/05/17	133,000,000	133,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.87%		04/07/17	75,000,000	75,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		0.86%		04/07/17	21,000,000	21,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.80%		04/03/17	222,000,000	222,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.86%		04/05/17	89,000,000	89,000,000
NORDEA BANK AB (NEW YORK BRANCH)		0.81%		04/03/17	64,000,000	64,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.88%		04/03/17	88,000,000	88,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.77%		04/03/17	43,000,000	43,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.81%		04/03/17	62,000,000	62,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		0.87%		04/06/17	6,000,000	6,000,000
						803,000,000
4

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 2.0%
BANK OF AMERICA NA		1.07%		05/08/17	26,000,000	26,000,000
		1.23%		07/11/17	34,000,000	34,000,000
		1.24%		07/12/17	23,000,000	23,000,000
		1.21%		08/03/17	94,000,000	94,000,000
						177,000,000
Total Fixed-Rate Obligations
(Cost $5,417,224,367)						5,417,224,367

Variable-Rate Obligations 20.0% of net assets
Asset-Backed Commercial Paper 1.6%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%	04/13/17	09/13/17	1,000,000	1,000,000
KELLS FUNDING LLC	a,b	1.33%	04/28/17	05/05/17	24,000,000	23,999,269
OLD LINE FUNDING LLC	a,b	1.24%	04/19/17	06/19/17	18,000,000	18,000,000
	a,b	1.04%	04/12/17	09/12/17	28,000,000	28,000,000
THUNDER BAY FUNDING LLC	a,b	1.06%	04/13/17	07/13/17	25,000,000	25,000,000
	a,b	1.16%	05/02/17	10/02/17	50,000,000	50,000,000
						145,999,269
Financial Company Commercial Paper 2.2%
BANK OF NOVA SCOTIA	b	1.33%	04/13/17	02/13/18	17,000,000	17,000,000
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.43%	04/27/17	07/27/17	47,000,000	47,000,000
JP MORGAN SECURITIES LLC		1.04%	04/05/17	09/05/17	20,000,000	20,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.04%	04/06/17	09/06/17	45,000,000	45,000,000
	b	1.05%	04/10/17	09/08/17	64,000,000	64,000,000
						193,000,000
Certificates of Deposit 9.5%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.25%	04/10/17	08/10/17	88,000,000	88,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.14%	04/03/17	06/01/17	14,000,000	14,000,000
		1.17%	04/20/17	09/20/17	70,000,000	70,000,000
		1.17%	04/21/17	09/21/17	63,000,000	63,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.29%	04/03/17	10/02/17	31,000,000	31,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.01%	04/03/17	09/05/17	43,000,000	43,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.33%	04/07/17	07/07/17	43,000,000	43,000,000
CITIBANK NA (NEW YORK BRANCH)		1.17%	04/28/17	08/29/17	9,000,000	9,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.15%	04/10/17	09/11/17	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.47%	04/10/17	06/08/17	75,000,000	75,000,000
		1.19%	04/10/17	09/11/17	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.38%	04/03/17	06/01/17	19,000,000	19,000,000
		1.23%	04/13/17	09/13/17	2,000,000	2,000,000
5

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.24%	04/20/17	12/20/17	16,000,000	16,000,000
		1.18%	04/07/17	03/07/18	75,000,000	75,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.02%	04/06/17	09/06/17	43,000,000	43,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.58%	04/19/17	06/19/17	46,000,000	46,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.03%	04/03/17	07/03/17	120,000,000	120,000,000
		1.05%	04/07/17	07/07/17	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.13%	04/18/17	10/17/17	89,000,000	89,000,000
						850,000,000
U.S. Treasury Debt 1.1%
UNITED STATES TREASURY		0.95%	04/03/17	10/31/17	100,000,000	100,000,000
Variable Rate Demand Notes 3.6%
ABAG FINANCE AUTH
RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001A (LOC: WELLS FARGO BANK NA)		1.00%		04/07/17	17,550,000	17,550,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.88%		04/07/17	15,000,000	15,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (KAISER PERMANENTE) SERIES 2008B		0.90%		04/07/17	20,000,000	20,000,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.98%		04/07/17	1,200,000	1,200,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.05%		04/07/17	22,000,000	22,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		04/07/17	30,000,000	30,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.90%		04/07/17	5,000,000	5,000,000
NEW YORK STATE URBAN DEVELOPMENT CORP
STATE PERSONAL INCOME TAX RB SERIES 2004A3C (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	20,000,000	20,000,000
STATE PERSONAL INCOME TAX RB SERIES 2004A3D (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	8,000,000	8,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.03%		04/07/17	22,000,000	22,000,000
NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: CITIBANK NA)	b	0.99%		04/07/17	8,000,000	8,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	1.03%		04/07/17	2,000,000	2,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		04/07/17	18,000,000	18,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.06%		04/07/17	25,000,000	25,000,000
6

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	13,000,000	13,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	10,000,000	10,000,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	16,000,000	16,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	17,000,000	17,000,000
UNIV OF TEXAS
REVENUE FINANCING SYSTEM BONDS SERIES 2016G1		0.86%		04/07/17	16,000,000	16,000,000
REVENUE FINANCING SYSTEM BONDS SERIES 2016G2		0.86%		04/07/17	5,000,000	5,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	5,300,000	5,300,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	19,000,000	19,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	4,000,000	4,000,000
						319,050,000
Other Instruments 1.0%
BANK OF AMERICA NA		1.21%	04/18/17	08/14/17	27,000,000	27,000,000
		1.01%	04/05/17	09/05/17	62,000,000	62,000,000
						89,000,000
Non-Financial Company Commercial Paper 1.0%
TOYOTA MOTOR CREDIT CORP		1.22%	04/13/17	11/06/17	89,000,000	89,000,000
Total Variable-Rate Obligations
(Cost $1,786,049,269)						1,786,049,269
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 19.2% of net assets
U.S. Government Agency Repurchase Agreements* 3.2%
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $15,451,043, 2.76% - 3.00%, due 01/01/42 - 12/01/46)		0.81%		04/03/17	15,001,013	15,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $81,148,027, 1.00% - 7.00%, due 12/15/17 - 11/01/46)		0.80%		04/03/17	79,005,267	79,000,000
7

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $44,880,042, 3.00%, due 05/15/45)		0.82%		04/03/17	44,003,007	44,000,000
GOLDMAN SACHS & CO
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $14,280,001, 3.50% - 4.00%, due 02/01/43 - 06/01/45)		0.80%		04/03/17	14,000,933	14,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $19,570,000, 3.00%, due 08/20/45)		0.83%		04/03/17	19,001,314	19,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $22,660,000, 4.00%, due 02/01/47)		0.81%		04/03/17	22,001,485	22,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $101,926,880, 3.00% - 3.50%, due 12/01/46)		0.81%		04/03/17	98,006,615	98,000,000
						291,000,000
U.S. Treasury Repurchase Agreements 9.5%
BANK OF MONTREAL
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $16,321,127, 0.13% - 4.75%, due 04/15/18 - 02/15/44)		0.78%		04/03/17	16,001,040	16,000,000
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $57,123,809, 0.75% - 3.13%, due 10/31/17 - 08/15/45)		0.79%		04/03/17	56,003,687	56,000,000
BARCLAYS CAPITAL INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $4,080,048, 2.50%, due 08/15/23)		0.79%		04/03/17	4,000,263	4,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $27,541,863, 2.25% - 4.50%, due 11/30/17 - 08/15/39)		0.80%		04/03/17	27,001,800	27,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $15,195,202, 4.50% - 8.23%, due 02/06/20 - 04/10/49)	c	0.80%		04/03/17	13,214,100	13,213,219
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $720,045,027, 3.13%, due 11/15/41)		0.75%		04/03/17	720,045,000	720,000,000
8

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $10,200,737, 2.25%, due 02/15/27)		0.80%		04/03/17	10,000,667	10,000,000
						846,213,219
Other Repurchase Agreements** 6.5%
BNP PARIBAS SA
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $97,434,714, 1.65% - 12.00%, due 06/01/17 - 05/15/53)		1.07%		04/05/17	85,017,685	85,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $35,464,137, 1.25% - 11.00%, due 03/15/19 - 03/07/87)		1.07%		04/06/17	31,006,450	31,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $66,700,664, 1.17% - 5.87%, due 03/15/19 - 07/25/37)	a	1.11%		04/04/17	58,012,518	58,000,000
Issued 02/10/17, repurchase date 05/11/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $147,200,185, 0.89% - 8.85%, due 03/15/27 - 05/28/39)	a	1.27%		05/05/17	128,379,307	128,000,000
JP MORGAN SECURITIES LLC
Issued 03/01/17, repurchase date 08/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $84,060,665, 1.13% - 7.88%, due 11/16/18 - 12/15/67)		1.57%		06/29/17	73,382,033	73,000,000
Issued 03/21/17, repurchase date 09/18/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $80,536,673, 1.12% - 7.88%, due 03/15/19 - 12/15/67)		1.64%		06/29/17	70,318,889	70,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/06/17, repurchase date 05/08/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $78,200,001, 1.11%, due 08/10/45)		1.29%		05/05/17	68,214,427	68,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,203, 8.16%, due 01/27/37)		1.06%		04/03/17	2,000,177	2,000,000
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $32,206,700, 2.74% - 7.05%, due 10/26/35 - 01/28/36)		1.07%		04/05/17	28,005,826	28,000,000
9

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $41,408,614, 1.25% - 5.52%, due 01/20/21 - 04/25/42)		1.07%		04/06/17	36,007,490	36,000,000
						579,000,000
Total Repurchase Agreements
(Cost $1,716,213,219)						1,716,213,219

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $8,919,486,855.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,922,091,466 or 21.5% of net assets.
c	Trade was executed as a Treasury Repurchase Agreement, however, counterparty incorrectly delivered non-treasury securities as collateral.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
10

Schwab Money Market Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47697MAR17
11

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
57.0%	Fixed-Rate Obligations	22,520,816,054	22,520,816,054
23.7%	Variable-Rate Obligations	9,359,408,650	9,359,408,650
19.2%	Repurchase Agreements	7,576,239,781	7,576,239,781
99.9%	Total Investments	39,456,464,485	39,456,464,485
0.1%	Other Assets and Liabilities, Net		27,510,789
100.0%	Net Assets		39,483,975,274

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.0% of net assets
Asset-Backed Commercial Paper 7.8%
ALPINE SECURITIZATION LTD	a,b	1.12%		06/06/17	54,000,000	53,889,120
	a,b	1.21%		07/03/17	15,000,000	14,953,112
ATLANTIC ASSET SECURITIZATION LLC	a,b	0.80%		04/03/17	63,000,000	62,997,200
	a,b	1.03%		05/10/17	2,000,000	1,997,768
	a,b	1.15%		06/06/17	97,000,000	96,795,492
	a,b	1.15%		06/07/17	100,000,000	99,785,972
	a,b	1.14%		06/16/17	60,700,000	60,553,915
BARTON CAPITAL SA	a,b	0.85%		04/06/17	8,000,000	7,999,056
	a,b	1.05%		05/10/17	19,000,000	18,978,387
	a,b	1.15%		06/09/17	119,000,000	118,737,704
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.92%		04/03/17	20,000,000	19,998,978
	a,b	1.00%		04/05/17	49,000,000	48,994,556
	a,b	1.00%		04/06/17	18,000,000	17,997,500
	a,b	1.00%		04/07/17	43,000,000	42,992,833
	a,b	1.15%		04/11/17	65,000,000	64,979,236
CAFCO LLC	a,b	1.18%		05/22/17	50,000,000	49,917,125
CHARTA LLC	a,b	0.98%		05/23/17	75,000,000	74,893,833
	a,b	1.26%		06/12/17	2,000,000	1,995,000
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.31%		06/27/17	9,000,000	8,971,725
	a	1.36%		07/24/17	290,000,000	288,760,250
1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.21%		04/19/17	20,000,000	19,988,000
	a,b	1.31%		06/22/17	9,000,000	8,973,350
	a,b	1.31%		06/28/17	2,000,000	1,993,644
CRC FUNDING LLC	a,b	0.98%		05/23/17	50,000,000	49,929,222
	a,b	1.19%		08/01/17	50,000,000	49,800,056
CROWN POINT CAPITAL COMPANY LLC	a,b	1.23%		07/05/17	3,000,000	2,990,262
KELLS FUNDING LLC	a,b	1.04%		04/12/17	282,000,000	281,951,120
	a,b	1.04%		04/13/17	64,000,000	63,983,360
	a,b	1.00%		05/24/17	10,000,000	9,986,667
LMA AMERICAS LLC	a,b	0.95%		04/07/17	10,000,000	9,998,417
	a,b	1.10%		04/12/17	10,000,000	9,996,639
	a,b	0.97%		04/18/17	21,000,000	20,990,381
	a,b	1.05%		05/09/17	96,000,000	95,893,600
	a,b	1.05%		05/16/17	138,000,000	137,818,875
	a,b	1.15%		06/06/17	45,000,000	44,905,125
MANHATTAN ASSET FUNDING CO LLC	a,b	0.95%		04/17/17	10,000,000	9,995,778
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.80%		04/04/17	80,000,000	79,994,667
	a,b	0.80%		04/05/17	11,000,000	10,999,022
	a,b	0.86%		04/07/17	81,000,000	80,988,390
OLD LINE FUNDING LLC	a,b	1.14%		06/28/17	10,000,000	9,972,133
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.92%		04/10/17	60,000,000	59,986,200
	a,b	1.05%		05/15/17	14,000,000	13,982,033
	a,b	1.20%		07/06/17	113,511,000	113,147,765
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.15%		04/10/17	76,000,000	75,978,150
	a,b	1.02%		04/19/17	22,000,000	21,988,780
	a,b	1.15%		04/21/17	53,000,000	52,966,139
	a,b	1.14%		05/02/17	45,000,000	44,955,825
	a,b	1.20%		05/10/17	150,000,000	149,805,000
	a,b	1.10%		05/15/17	34,000,000	33,954,289
	a,b	1.26%		06/15/17	22,000,000	21,942,250
	a,b	1.28%		07/13/17	38,000,000	37,860,836
STARBIRD FUNDING CORP	a,b	1.25%		07/06/17	60,000,000	59,800,000
THUNDER BAY FUNDING LLC	a,b	1.16%		04/18/17	24,000,000	23,986,967
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.08%		05/16/17	2,000,000	1,997,300
	a,b	1.05%		06/02/17	100,000,000	99,819,167
	a,b	1.05%		06/05/17	90,000,000	89,829,375
VICTORY RECEIVABLES CORP	a,b	0.97%		04/10/17	20,000,000	19,995,150
						3,079,332,696
Financial Company Commercial Paper 5.9%
BANK OF NOVA SCOTIA	b	1.24%		07/05/17	143,000,000	142,535,846
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.20%		08/16/17	32,000,000	31,855,085
COOPERATIEVE RABOBANK UA		1.20%		08/07/17	50,000,000	49,788,445
DNB BANK ASA	b	0.86%		04/05/17	255,000,000	254,975,633
2

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC USA INC	b	1.14%		05/01/17	6,000,000	5,994,350
	b	1.16%		05/15/17	38,000,000	37,946,589
ING US FUNDING LLC	a	1.22%		04/03/17	165,000,000	164,988,908
	a	1.22%		04/04/17	98,000,000	97,990,118
	a	1.29%		06/20/17	132,000,000	131,624,533
MACQUARIE BANK LTD	b	1.15%		06/26/17	140,000,000	139,615,389
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)	b	1.13%		06/09/17	16,000,000	15,965,347
NATIONWIDE BUILDING SOCIETY	b	1.19%		07/12/17	99,000,000	98,666,205
NRW BANK	b	1.05%		04/13/17	6,000,000	5,997,900
	b	1.00%		04/28/17	1,000,000	999,250
	b	1.13%		06/27/17	410,000,000	408,880,359
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	138,000,000	137,816,153
UNITED OVERSEAS BANK LTD	b	1.06%		04/03/17	2,000,000	1,999,882
	b	1.22%		04/06/17	35,000,000	34,994,118
	b	1.08%		04/07/17	9,000,000	8,998,380
	b	1.21%		04/13/17	139,000,000	138,944,400
	b	1.21%		08/07/17	136,000,000	135,419,733
WESTPAC BANKING CORP	b	1.06%		04/28/17	224,000,000	223,821,920
	b	1.18%		08/01/17	63,000,000	62,750,205
						2,332,568,748
Certificates of Deposit 30.8%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		04/25/17	108,000,000	108,000,000
		1.15%		08/14/17	286,000,000	286,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.24%		07/12/17	94,000,000	94,000,000
		1.11%		08/14/17	100,000,000	100,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.14%		04/03/17	90,000,000	90,000,000
		1.24%		07/03/17	166,000,000	166,000,000
BANK OF THE WEST		0.94%		04/05/17	36,000,000	36,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.24%		05/22/17	133,000,000	133,000,000
		1.27%		05/26/17	30,000,000	30,000,000
		1.26%		06/05/17	27,000,000	27,000,000
		1.33%		07/06/17	4,000,000	4,000,000
		1.33%		07/12/17	67,000,000	67,000,000
		1.34%		07/18/17	93,000,000	93,000,000
		1.30%		08/15/17	82,000,000	82,000,000
		1.36%		08/15/17	58,000,000	58,000,000
		1.35%		09/01/17	124,000,000	124,000,000
		1.36%		09/08/17	168,000,000	168,000,000
		1.41%		09/18/17	66,000,000	66,000,000
		1.39%		09/22/17	12,000,000	12,000,000
		1.41%		10/02/17	126,000,000	126,003,197
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.27%		06/20/17	21,000,000	21,000,000
		1.34%		06/29/17	353,000,000	353,000,000
3

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.90%		04/04/17	66,000,000	66,000,000
		0.89%		04/05/17	197,000,000	197,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.35%		09/22/17	41,000,000	41,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%		05/16/17	9,000,000	9,000,000
CITIBANK NA (NEW YORK BRANCH)		1.06%		04/12/17	131,000,000	131,000,000
		1.12%		04/28/17	200,000,000	200,000,000
		1.11%		05/03/17	156,000,000	156,000,000
		1.20%		05/22/17	375,000,000	375,000,000
		1.22%		06/05/17	15,000,000	15,000,000
		1.18%		06/06/17	59,000,000	59,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.16%		04/03/17	150,000,000	150,000,041
		1.33%		06/20/17	200,000,000	200,002,200
		1.22%		07/05/17	67,000,000	67,000,000
		1.28%		07/24/17	116,000,000	116,001,824
		1.18%		08/08/17	148,000,000	148,002,636
		1.16%		08/18/17	113,000,000	113,002,169
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.05%		06/14/17	26,000,000	26,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.14%		06/02/17	15,000,000	14,999,967
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.87%		04/04/17	30,000,000	30,000,000
		1.13%		06/29/17	183,000,000	183,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.36%		05/08/17	168,000,000	168,000,000
		1.43%		05/22/17	67,000,000	67,000,000
		1.51%		06/12/17	8,000,000	8,000,000
		1.51%		06/16/17	39,000,000	39,000,000
		1.51%		07/05/17	2,000,000	2,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.09%		05/02/17	26,000,000	26,000,112
		1.11%		05/10/17	46,000,000	46,000,248
		1.09%		05/12/17	204,000,000	204,001,158
		1.11%		05/24/17	66,000,000	66,000,484
		1.20%		07/05/17	53,000,000	53,000,697
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	199,000,000	199,000,000
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	195,000,000	195,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.88%		04/06/17	394,000,000	394,000,000
HSBC BANK PLC		1.23%		04/03/17	198,000,000	198,000,000
		1.16%		04/04/17	49,000,000	49,000,000
		1.19%		08/09/17	100,000,000	100,000,000
HSBC BANK USA NA		1.25%		08/02/17	90,000,000	90,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	17,000,000	17,000,000
		1.24%		04/04/17	57,000,000	57,000,000
		1.22%		04/05/17	202,000,000	202,000,000
		1.21%		05/30/17	46,000,000	46,000,000
		1.27%		06/14/17	86,000,000	86,000,000
4

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.93%		04/04/17	5,000,000	5,000,000
		0.92%		04/05/17	149,000,000	149,000,000
		0.90%		04/06/17	136,000,000	136,000,000
		0.99%		04/20/17	87,000,000	87,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		0.93%		05/02/17	106,000,000	106,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.28%		04/03/17	219,000,000	219,000,000
		1.08%		05/16/17	35,000,000	35,000,000
		1.06%		06/12/17	74,000,000	74,000,000
		1.06%		06/13/17	113,000,000	113,000,000
		1.33%		07/10/17	91,000,000	91,000,000
		1.33%		07/18/17	1,000,000	1,000,030
MIZUHO BANK LTD (NEW YORK BRANCH)		1.12%		04/03/17	9,000,000	9,000,000
		1.28%		04/03/17	91,000,000	91,000,000
		1.25%		04/12/17	89,000,000	89,000,000
		1.25%		04/17/17	12,000,000	12,000,000
		1.30%		07/18/17	106,000,000	106,000,000
		1.32%		08/01/17	43,000,000	43,000,000
		1.30%		08/28/17	36,000,000	36,000,000
NATIXIS (NEW YORK BRANCH)		0.87%		04/04/17	173,000,000	173,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.83%		04/07/17	56,000,000	56,000,000
		1.05%		05/30/17	136,000,000	136,000,000
		1.25%		07/24/17	24,000,000	24,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.08%		05/02/17	48,000,000	48,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.25%		04/03/17	63,000,000	63,000,000
		1.33%		07/05/17	70,000,000	70,000,000
		1.30%		08/01/17	107,000,000	107,000,000
		1.35%		08/01/17	89,000,000	89,000,000
		1.35%		08/08/17	27,000,000	27,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.10%		05/10/17	1,000,000	1,000,000
		1.10%		05/11/17	587,000,000	587,000,000
		1.07%		05/23/17	182,000,000	182,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.22%		07/05/17	200,000,000	200,000,000
		1.21%		07/26/17	32,000,000	32,000,000
		1.16%		08/16/17	67,000,000	67,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.86%		04/07/17	476,000,000	476,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.06%		04/05/17	10,000,000	10,000,231
		1.08%		04/07/17	19,000,000	19,000,000
		1.08%		04/10/17	348,000,000	348,000,000
		1.18%		08/01/17	76,000,000	76,000,000
		1.10%		08/14/17	93,000,000	93,000,000
UBS AG (STAMFORD BRANCH)		1.10%		05/17/17	139,000,000	139,000,000
		1.16%		08/10/17	80,000,000	80,000,000
		1.35%		08/14/17	116,000,000	116,000,000
		1.35%		08/17/17	41,000,000	41,000,000
5

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		1.14%		04/10/17	200,000,000	200,000,000
		1.09%		04/24/17	417,000,000	417,000,000
		1.09%		05/12/17	10,000,000	10,000,000
		1.09%		05/16/17	5,000,000	5,000,000
						12,147,014,994
Non-Financial Company Commercial Paper 2.3%
BMW US CAPITAL LLC	b	0.83%		04/06/17	35,000,000	34,995,965
CARGILL INC	b	0.81%		04/05/17	12,000,000	11,998,920
DANAHER CORPORATION	b	0.85%		04/06/17	106,000,000	105,987,486
GENERAL ELECTRIC CO		0.82%		04/05/17	80,000,000	79,992,711
		0.82%		04/06/17	55,000,000	54,993,736
		0.82%		04/07/17	36,000,000	35,995,080
TOTAL CAPITAL CANADA LTD	a,b	0.87%		04/04/17	197,000,000	196,985,718
TOYOTA MOTOR CREDIT CORP		1.27%		06/13/17	100,000,000	99,744,500
		1.27%		06/15/17	100,000,000	99,737,500
		1.27%		06/16/17	200,000,000	199,468,000
						919,899,616
Non-Negotiable Time Deposits 8.2%
ABBEY NATIONAL TREASURY SERVICES PLC (CAYMAN ISLANDS BRANCH)	a	0.81%		04/03/17	228,000,000	228,000,000
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.94%		04/05/17	592,000,000	592,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.87%		04/07/17	322,000,000	322,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		0.83%		04/04/17	192,000,000	192,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		0.86%		04/07/17	140,000,000	140,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.80%		04/03/17	194,000,000	194,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.86%		04/03/17	130,000,000	130,000,000
		0.86%		04/05/17	146,000,000	146,000,000
		0.85%		04/07/17	75,000,000	75,000,000
NORDEA BANK AB (NEW YORK BRANCH)		0.81%		04/03/17	284,000,000	284,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.88%		04/03/17	368,000,000	368,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.77%		04/03/17	196,000,000	196,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.81%		04/03/17	302,000,000	302,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		0.87%		04/06/17	74,000,000	74,000,000
						3,243,000,000
Other Instruments 2.0%
BANK OF AMERICA NA		1.14%		04/17/17	110,000,000	110,000,000
		1.07%		05/08/17	71,000,000	71,000,000
		1.23%		07/11/17	9,000,000	9,000,000
		1.24%		07/12/17	259,000,000	259,000,000
6

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.21%		08/03/17	33,000,000	33,000,000
		1.22%		08/08/17	62,000,000	62,000,000
		1.19%		08/14/17	255,000,000	255,000,000
						799,000,000
Total Fixed-Rate Obligations
(Cost $22,520,816,054)						22,520,816,054

Variable-Rate Obligations 23.7% of net assets
Asset-Backed Commercial Paper 2.2%
BEDFORD ROW FUNDING CORP	a,b	1.24%	04/05/17	06/05/17	50,000,000	50,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.32%	04/03/17	05/02/17	372,000,000	372,000,000
	a,b	1.36%	04/11/17	07/11/17	34,000,000	34,030,609
KELLS FUNDING LLC	a,b	1.33%	04/28/17	05/05/17	34,000,000	33,998,964
OLD LINE FUNDING LLC	a,b	1.06%	04/05/17	09/05/17	60,000,000	60,000,000
	a,b	1.04%	04/12/17	09/12/17	30,000,000	30,000,000
	a,b	1.06%	04/17/17	09/15/17	46,000,000	46,000,000
	a,b	1.17%	04/10/17	10/10/17	133,000,000	133,000,000
THUNDER BAY FUNDING LLC	a,b	1.04%	04/10/17	07/10/17	20,000,000	20,000,000
	a,b	1.06%	04/13/17	07/13/17	50,000,000	50,000,000
	a,b	1.16%	05/02/17	10/02/17	50,000,000	50,000,000
						879,029,573
Financial Company Commercial Paper 2.6%
BANK OF NOVA SCOTIA	b	1.33%	04/13/17	02/13/18	288,000,000	288,000,000
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.43%	04/27/17	07/27/17	296,000,000	296,000,000
HSBC USA INC	b	1.39%		04/05/17	55,000,000	55,000,000
JP MORGAN SECURITIES LLC		1.43%		04/27/17	270,000,000	270,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.05%	04/10/17	09/08/17	123,000,000	123,000,000
						1,032,000,000
Certificates of Deposit 14.1%
BANK OF MONTREAL (CHICAGO BRANCH)		1.14%	04/03/17	06/01/17	180,000,000	180,000,000
		1.08%	04/18/17	09/14/17	84,000,000	84,000,000
		1.10%	04/18/17	09/15/17	315,000,000	315,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.37%	06/01/17	12/01/17	175,000,000	175,277,382
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.01%	04/03/17	09/05/17	262,000,000	262,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.33%	04/07/17	07/07/17	71,000,000	71,000,000
CHASE BANK USA NA		1.23%	04/06/17	10/06/17	223,000,000	223,000,000
CITIBANK NA (NEW YORK BRANCH)		1.17%	04/28/17	08/29/17	61,000,000	61,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.13%	04/03/17	06/01/17	73,000,000	73,000,000
		1.20%	04/10/17	06/08/17	143,000,000	143,000,000
		1.15%	04/27/17	09/27/17	9,000,000	9,000,000
		1.15%	04/28/17	09/29/17	100,000,000	100,000,000
7

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.40%		04/27/17	108,000,000	108,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.47%	04/10/17	06/08/17	20,000,000	20,000,000
		1.12%	04/13/17	09/13/17	6,000,000	6,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.71%		05/17/17	20,000,000	20,006,664
		1.58%	04/24/17	05/22/17	108,000,000	108,000,000
		1.38%	04/03/17	06/01/17	71,000,000	71,000,000
		1.39%	04/18/17	08/17/17	32,000,000	32,005,031
		1.23%	04/13/17	09/13/17	163,000,000	163,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.24%	04/20/17	12/20/17	232,000,000	232,000,000
		1.18%	04/07/17	03/07/18	25,000,000	25,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.21%	04/18/17	08/16/17	68,000,000	68,000,000
		1.02%	04/06/17	09/06/17	60,000,000	60,000,000
		0.99%	04/07/17	09/07/17	50,000,000	50,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.37%	04/03/17	05/02/17	52,000,000	52,000,000
		1.41%	04/03/17	05/03/17	252,000,000	252,000,000
		1.58%	04/19/17	06/19/17	132,000,000	132,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.03%	04/03/17	07/03/17	6,000,000	6,000,000
		1.05%	04/07/17	07/07/17	22,000,000	22,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%	04/18/17	09/15/17	19,000,000	19,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.42%	04/18/17	10/16/17	461,000,000	461,000,000
		1.13%	04/18/17	10/17/17	209,000,000	209,000,000
		1.16%	04/18/17	10/17/17	102,000,000	102,000,000
UBS AG (STAMFORD BRANCH)		1.16%	04/13/17	08/14/17	178,000,000	178,000,000
		1.05%	04/11/17	09/11/17	73,000,000	73,000,000
WELLS FARGO BANK NA		1.27%	04/10/17	05/09/17	178,000,000	178,000,000
		1.43%	04/07/17	07/07/17	500,000,000	500,000,000
		1.14%	04/28/17	10/02/17	19,000,000	19,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.20%		06/05/17	348,000,000	348,000,000
		1.21%	04/21/17	08/21/17	354,000,000	354,000,000
						5,564,289,077
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY		0.95%	04/03/17	10/31/17	200,000,000	200,000,000
Variable Rate Demand Notes 3.1%
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.88%		04/07/17	31,320,000	31,320,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (KAISER PERMANENTE) SERIES 2002B		0.90%		04/07/17	32,755,000	32,755,000
RB (KAISER PERMANENTE) SERIES 2002E		0.90%		04/07/17	43,000,000	43,000,000
RB (KAISER PERMANENTE) SERIES 2008B		0.90%		04/07/17	45,000,000	45,000,000
CLARK CNTY
AIRPORT SYSTEM SUB LIEN RB SERIES 2011B1 (LOC: CITIBANK NA)		0.92%		04/07/17	96,765,000	96,765,000
8

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DALLAS-FORT WORTH INT'L AIRPORT FACILITY IMPROVEMENT CORP
AIRPORT FACILITY RB (FLIGHTSAFETY) SERIES 1999		0.92%		04/07/17	30,480,000	30,480,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.98%		04/07/17	3,080,000	3,080,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	36,000,000	36,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.05%		04/07/17	56,000,000	56,000,000
MAINE STATE HOUSING AUTH
TAXABLE MORTGAGE PURCHASE RB SERIES 2013G (LIQ: BARCLAYS BANK PLC)		1.00%		04/07/17	50,000,000	50,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.00%		04/07/17	37,905,000	37,905,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		04/07/17	9,000,000	9,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.00%		04/07/17	100,000,000	100,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.90%		04/07/17	12,000,000	12,000,000
NEW YORK STATE URBAN DEVELOPMENT CORP
STATE PERSONAL INCOME TAX RB SERIES 2004A3C (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	13,595,000	13,595,000
STATE PERSONAL INCOME TAX RB SERIES 2004A3D (LIQ: JPMORGAN CHASE BANK NA)		0.93%		04/07/17	24,015,000	24,015,000
NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.00%		04/07/17	49,000,000	49,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.03%		04/07/17	73,300,000	73,300,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	1.03%		04/07/17	6,000,000	6,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		04/07/17	17,500,000	17,500,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.06%		04/07/17	92,900,000	92,900,000
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	42,000,000	42,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		04/07/17	31,800,000	31,800,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	51,800,000	51,800,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: BARCLAYS BANK PLC)	b	1.07%		04/07/17	46,000,000	46,000,000
9

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SMITHSONIAN INSTITUTION
TAXABLE RB SERIES 2013B (LIQ: NORTHERN TRUST COMPANY (THE))		1.02%		04/07/17	27,500,000	27,500,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)		1.08%		04/07/17	3,000,000	3,000,000
UNIV OF TEXAS
REVENUE FINANCING SYSTEM BONDS SERIES 2016G1		0.86%		04/07/17	48,000,000	48,000,000
REVENUE FINANCING SYSTEM BONDS SERIES 2016G2		0.86%		04/07/17	12,000,000	12,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	12,000,000	12,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	58,000,000	58,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	12,000,000	12,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)		1.00%		04/07/17	22,375,000	22,375,000
						1,226,090,000
Other Instrument 1.0%
BANK OF AMERICA NA		1.24%	04/03/17	05/03/17	400,000,000	400,000,000
Non-Financial Company Commercial Paper 0.2%
TOYOTA MOTOR CREDIT CORP		1.19%	04/03/17	10/30/17	58,000,000	58,000,000
Total Variable-Rate Obligations
(Cost $9,359,408,650)						9,359,408,650
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 19.2% of net assets
U.S. Government Agency Repurchase Agreements* 3.3%
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $68,632,675, 2.38% - 4.50%, due 01/01/26 - 10/01/46)		0.81%		04/03/17	66,633,664	66,629,167
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $363,269,282, 1.18% - 7.50%, due 04/01/21 - 03/01/47)		0.80%		04/03/17	353,023,533	353,000,000
10

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $200,851,461, 0.60% - 1.13%, due 08/14/17 - 04/25/18)		0.82%		04/03/17	195,013,325	195,000,000
GOLDMAN SACHS & CO
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $62,307,474, 2.50% - 4.50%, due 02/01/32 - 12/01/43)		0.80%		04/03/17	61,089,830	61,085,758
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $89,610,001, 2.00% - 3.50%, due 11/25/32 - 11/15/42)		0.83%		04/03/17	87,006,018	87,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $98,880,000, 4.00%, due 01/01/47)		0.81%		04/03/17	96,006,480	96,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $453,470,608, 2.00% - 4.50%, due 09/01/31 - 02/01/47)		0.81%		04/03/17	436,029,430	436,000,000
						1,294,714,925
U.S. Treasury Repurchase Agreements 9.5%
BANK OF MONTREAL
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $72,424,761, 1.25% - 2.13%, due 03/31/19 - 05/15/25)		0.78%		04/03/17	71,004,615	71,000,000
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $251,956,617, 0.63% - 3.13%, due 04/30/18 - 05/15/26)		0.79%		04/03/17	247,016,261	247,000,000
BARCLAYS CAPITAL INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $18,360,019, 0.88% - 2.25%, due 07/15/18 - 02/15/27)		0.79%		04/03/17	18,001,185	18,000,000
BNP PARIBAS SA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $123,428,235, 0.63% - 4.38%, due 03/31/18 - 02/15/46)		0.80%		04/03/17	121,008,067	121,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $58,675,415, 2.13%, due 03/31/24)		0.80%		04/03/17	57,528,691	57,524,856
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $3,203,200,270, 3.75%, due 08/15/41)		0.75%		04/03/17	3,203,200,188	3,203,000,000
11

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $44,883,044, 2.25%, due 02/15/27)		0.80%		04/03/17	44,002,933	44,000,000
						3,761,524,856
Other Repurchase Agreements** 6.4%
BNP PARIBAS SA
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $380,305,828, 0.97% - 12.25%, due 06/01/17 - 03/07/87)		1.07%		04/05/17	337,070,115	337,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,023,927, 3.50% - 8.63%, due 03/15/19 - 09/25/29)		1.07%		04/06/17	100,020,806	100,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,001,302, 1.22% - 7.94%, due 06/01/30 - 03/25/37)	a	1.11%		04/04/17	40,008,633	40,000,000
Issued 02/10/17, repurchase date 05/11/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $665,850,286, 0.08% - 9.16%, due 05/10/19 - 01/15/60)	a	1.27%		05/05/17	580,715,770	579,000,000
JP MORGAN SECURITIES LLC
Issued 03/01/17, repurchase date 08/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $310,906,869, 0.00% - 7.88%, due 10/15/18 - 12/15/67)		1.57%		06/29/17	271,413,000	270,000,000
Issued 03/21/17, repurchase date 09/18/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $306,039,355, 0.00% - 7.88%, due 10/15/18 - 12/15/67)		1.64%		06/29/17	267,211,778	266,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/06/17, repurchase date 05/08/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $380,650,000, 3.47% - 6.50%, due 03/25/24 - 02/25/57)		1.29%		05/05/17	332,043,753	331,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,508, 3.48% - 6.50%, due 09/26/35 - 10/27/37)		1.06%		04/03/17	5,000,442	5,000,000
12

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $151,831,583, 0.00% - 9.63%, due 08/04/17 - 01/16/60)		1.07%		04/04/17	132,027,463	132,000,000
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $253,052,639, 1.22% - 24.05%, due 04/26/35 - 01/17/59)		1.07%		04/05/17	220,045,772	220,000,000
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $80,517,466, 2.35% - 5.70%, due 05/09/17 - 10/25/42)		1.07%		04/06/17	70,014,564	70,000,000
Issued 01/27/17, repurchase date 07/26/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $162,263,850, 2.82% - 9.13%, due 06/17/19 - 04/18/52)		1.57%		07/04/17	140,964,678	140,000,000
Issued 02/16/17, repurchase date 08/15/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,773,326, 1.50% - 4.34%, due 04/10/17 - 04/24/43)		1.58%		07/04/17	30,181,700	30,000,000
						2,520,000,000
Total Repurchase Agreements
(Cost $7,576,239,781)						7,576,239,781

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $39,456,464,485.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,153,075,127 or 18.1% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

13

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
14

Schwab Cash Reserves
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47711MAR17
15

The Charles Schwab Family of Funds
Schwab Variable Share Price Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
63.1%	Fixed-Rate Obligations	400,556,917	400,597,750
20.3%	Variable-Rate Obligations	129,000,634	129,036,234
16.5%	Repurchase Agreements	104,589,644	104,589,876
99.9%	Total Investments	634,147,195	634,223,860
0.1%	Other Assets and Liabilities, Net		336,572
100.0%	Net Assets		634,560,432

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 63.1% of net assets
Asset-Backed Commercial Paper 12.9%
ALPINE SECURITIZATION LTD	a,b	1.12%		06/06/17	3,000,000	2,993,946
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.03%		05/08/17	3,000,000	2,996,453
	a,b	1.18%		06/15/17	2,000,000	1,994,870
	a,b	1.17%		06/21/17	1,000,000	997,188
BARTON CAPITAL SA	a,b	1.05%		05/10/17	1,000,000	998,717
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.00%		04/05/17	1,000,000	999,829
	a,b	1.00%		04/07/17	3,500,000	3,499,234
CHARTA LLC	a,b	1.03%		06/01/17	2,000,000	1,996,262
	a,b	1.26%		06/12/17	800,000	798,171
	a,b	1.15%		06/21/17	3,000,000	2,992,114
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.26%		04/12/17	2,000,000	1,999,292
	a	1.21%		04/19/17	1,000,000	999,466
	a	1.31%		06/27/17	1,000,000	997,170
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%		04/24/17	394,000	393,735
	a,b	1.31%		06/22/17	4,000,000	3,989,483
CRC FUNDING LLC	a,b	0.98%		05/23/17	5,000,000	4,992,322
	a,b	1.19%		08/29/17	1,000,000	994,205
KELLS FUNDING LLC	a,b	1.04%		04/13/17	5,000,000	4,998,578
	a,b	1.00%		05/24/17	4,000,000	3,994,519
LMA AMERICAS LLC	a,b	1.10%		04/12/17	1,800,000	1,799,378
	a,b	1.05%		05/09/17	3,400,000	3,396,233
1

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MANHATTAN ASSET FUNDING CO LLC	a,b	1.02%		05/04/17	6,000,000	5,994,243
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.80%		04/05/17	2,000,000	1,999,676
	a,b	0.86%		04/07/17	3,500,000	3,499,251
	a,b	0.94%		05/05/17	2,000,000	1,997,994
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.05%		05/15/17	4,000,000	3,994,842
	a,b	1.05%		05/17/17	1,000,000	998,649
	a,b	1.20%		07/06/17	1,000,000	996,819
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.15%		04/13/17	4,000,000	3,998,146
	a,b	1.10%		05/15/17	1,000,000	998,395
	a,b	1.10%		05/16/17	2,500,000	2,495,892
	a,b	1.10%		05/22/17	2,000,000	1,996,255
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.08%		05/16/17	3,000,000	2,995,074
VICTORY RECEIVABLES CORP	a,b	1.00%		04/07/17	1,000,000	999,743
						81,786,144
Financial Company Commercial Paper 8.3%
BPCE SA	b	1.00%		05/04/17	1,500,000	1,498,629
	b	1.20%		05/04/17	1,000,000	999,075
DNB BANK ASA	b	0.86%		04/05/17	10,000,000	9,998,300
HSBC USA INC	b	1.16%		05/15/17	3,000,000	2,996,283
	b	1.21%		06/22/17	1,170,000	1,167,173
ING US FUNDING LLC	a	1.29%		07/03/17	3,000,000	2,990,066
JP MORGAN SECURITIES LLC		1.26%		06/27/17	6,000,000	5,984,917
		1.26%		06/28/17	5,000,000	4,987,255
LLOYDS BANK PLC		1.03%		06/12/17	2,000,000	1,995,851
MACQUARIE BANK LTD	b	1.17%		06/15/17	1,000,000	997,602
NRW BANK	b	1.00%		04/28/17	5,000,000	4,996,249
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	2,000,000	1,997,529
UNITED OVERSEAS BANK LTD	b	0.90%		04/07/17	3,000,000	2,999,363
	b	1.08%		04/07/17	2,000,000	1,999,555
WESTPAC BANKING CORP	b	1.18%		08/01/17	7,000,000	6,971,586
						52,579,433
Certificates of Deposit 31.1%
BANK OF MONTREAL (CHICAGO BRANCH)		1.11%		04/17/17	5,000,000	5,000,438
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.24%		07/03/17	1,000,000	1,000,392
BANK OF THE WEST		0.94%		04/05/17	2,000,000	2,000,004
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/06/17	700,000	700,045
		1.24%		05/22/17	3,000,000	3,001,097
		1.33%		07/12/17	2,000,000	2,001,040
		1.33%		07/20/17	2,000,000	2,000,975
		1.36%		08/15/17	1,000,000	1,000,399
		1.35%		09/01/17	2,000,000	2,000,350
		1.36%		09/08/17	2,000,000	2,000,270
		1.41%		09/18/17	3,000,000	3,000,726
2

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.27%		06/20/17	1,000,000	1,000,066
		1.34%		06/29/17	2,000,000	2,000,320
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.90%		04/04/17	1,000,000	999,998
		0.89%		04/05/17	3,000,000	2,999,987
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%		05/16/17	3,000,000	3,000,575
		1.16%		08/18/17	2,000,000	2,000,284
CITIBANK NA (NEW YORK BRANCH)		1.06%		04/12/17	2,000,000	2,000,152
		1.22%		06/05/17	1,000,000	1,000,542
		1.18%		06/06/17	2,000,000	2,000,935
		1.25%		06/12/17	7,000,000	7,004,185
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.16%		04/03/17	5,000,000	5,000,133
		1.19%		04/19/17	7,000,000	7,001,263
		1.18%		08/08/17	7,000,000	7,001,491
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.05%		06/14/17	1,000,000	999,976
		1.23%		08/02/17	8,000,000	8,000,670
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.87%		04/04/17	3,000,000	2,999,997
CREDIT SUISSE AG (NEW YORK BRANCH)		1.36%		05/08/17	6,000,000	6,003,949
		1.51%		06/12/17	1,000,000	1,001,227
DANSKE BANK A/S (LONDON BRANCH)		1.11%		05/10/17	2,000,000	2,000,329
		1.09%		05/12/17	2,000,000	2,000,279
		1.20%		07/05/17	1,000,000	1,000,148
		1.16%		07/13/17	1,000,000	999,977
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	1,000,000	1,000,023
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.88%		04/06/17	6,000,000	5,999,949
HSBC BANK PLC		1.16%		04/04/17	5,000,000	5,000,124
		1.19%		08/09/17	4,000,000	3,999,507
ING BANK NV (AMSTERDAM BRANCH)		1.21%		05/30/17	3,500,000	3,501,199
		1.27%		06/14/17	2,000,000	2,000,836
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.93%		04/04/17	2,000,000	1,999,989
		0.99%		04/20/17	4,000,000	3,999,906
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.28%		04/03/17	1,000,000	1,000,024
		1.06%		06/12/17	3,000,000	2,999,836
MIZUHO BANK LTD (NEW YORK BRANCH)		1.12%		04/03/17	1,000,000	1,000,026
		1.25%		04/12/17	3,000,000	3,000,420
		1.10%		05/24/17	1,000,000	1,000,305
		1.10%		06/13/17	1,000,000	1,000,207
		1.32%		08/01/17	1,000,000	1,000,535
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.26%		07/05/17	4,000,000	4,001,212
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.25%		04/03/17	3,000,000	3,000,098
		1.35%		08/07/17	5,000,000	5,002,265
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.88%		04/05/17	7,000,000	7,000,022
		1.10%		05/10/17	3,000,000	3,000,487
		1.07%		05/23/17	2,000,000	2,000,243
3

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%		07/26/17	5,000,000	5,002,246
SWEDBANK AB (NEW YORK BRANCH)		0.86%		04/07/17	5,000,000	5,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.08%		04/07/17	3,000,000	3,000,154
		1.08%		04/10/17	4,000,000	4,000,284
		1.18%		08/02/17	2,000,000	2,000,122
UBS AG (STAMFORD BRANCH)		1.35%		08/11/17	5,000,000	5,004,170
		1.35%		08/14/17	3,000,000	3,002,469
WELLS FARGO BANK NA		1.07%		04/19/17	6,000,000	6,000,744
		1.09%		04/24/17	500,000	500,084
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	10,000,000	10,001,219
						197,740,924
Other Instruments 2.4%
BANK OF AMERICA NA		1.14%		04/17/17	3,000,000	2,999,994
		1.23%		07/11/17	9,000,000	9,000,666
		1.21%		08/03/17	2,000,000	1,999,848
		1.19%		08/14/17	1,000,000	999,765
						15,000,273
Non-Financial Company Commercial Paper 2.9%
BMW US CAPITAL LLC	b	0.83%		04/06/17	1,000,000	999,814
CARGILL INC	b	0.83%		04/03/17	5,000,000	4,999,440
DANAHER CORPORATION	b	0.85%		04/06/17	2,000,000	1,999,628
GENERAL ELECTRIC CO		0.82%		04/05/17	2,000,000	1,999,684
		0.82%		04/06/17	1,000,000	999,819
		0.82%		04/07/17	1,000,000	999,795
TOTAL CAPITAL CANADA LTD	a,b	0.87%		04/04/17	3,000,000	2,999,575
TOYOTA MOTOR CREDIT CORP		1.02%		05/09/17	2,000,000	1,997,834
		1.26%		07/10/17	1,500,000	1,495,418
						18,491,007
Non-Negotiable Time Deposits 5.5%
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		0.83%		04/04/17	1,000,000	999,998
DNB BANK ASA (GRAND CAYMAN BRANCH)		0.86%		04/07/17	1,000,000	999,997
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.80%		04/03/17	10,000,000	9,999,985
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.86%		04/05/17	3,000,000	2,999,999
NORDEA BANK AB (NEW YORK BRANCH)		0.81%		04/03/17	5,000,000	4,999,994
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.88%		04/03/17	7,000,000	7,000,005
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.81%		04/03/17	8,000,000	7,999,991
						34,999,969
Total Fixed-Rate Obligations
(Cost $400,556,917)						400,597,750

4

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 20.3% of net assets
Asset-Backed Commercial Paper 3.2%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%	04/13/17	09/13/17	2,000,000	2,000,026
KELLS FUNDING LLC	a,b	1.33%	04/28/17	05/05/17	5,000,000	5,001,645
OLD LINE FUNDING LLC	a,b	1.24%	04/19/17	06/19/17	13,000,000	13,000,130
						20,001,801
Financial Company Commercial Paper 0.9%
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.43%	04/27/17	07/27/17	1,000,000	1,000,920
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.04%	04/06/17	09/06/17	5,000,000	4,999,735
						6,000,655
Certificates of Deposit 10.2%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.25%	04/10/17	08/10/17	6,000,000	6,004,392
BANK OF MONTREAL (CHICAGO BRANCH)		1.14%	04/03/17	06/01/17	1,000,000	1,000,530
		1.10%	04/18/17	09/15/17	9,000,000	8,998,839
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.14%	04/03/17	06/01/17	2,000,000	2,001,060
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.29%	04/03/17	10/02/17	5,000,000	5,005,980
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.33%	04/07/17	07/07/17	1,000,000	1,000,952
		1.15%	04/18/17	08/14/17	2,000,000	2,000,506
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.47%	04/10/17	06/08/17	1,000,000	1,000,985
		1.12%	04/13/17	09/13/17	1,000,000	1,000,045
MIZUHO BANK LTD (NEW YORK BRANCH)		1.39%	04/18/17	08/17/17	5,000,000	5,001,912
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.24%	04/20/17	12/20/17	2,000,000	1,999,582
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.58%	04/19/17	06/19/17	2,000,000	2,001,796
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%	04/18/17	09/15/17	1,000,000	1,000,658
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.09%	04/07/17	08/07/17	5,000,000	5,001,315
		1.18%	04/18/17	08/17/17	1,000,000	1,000,192
		1.13%	04/18/17	10/17/17	4,000,000	3,999,744
		1.12%	04/10/17	12/11/17	2,000,000	1,999,552
UBS AG (STAMFORD BRANCH)		1.14%	04/10/17	08/09/17	1,000,000	1,000,017
WELLS FARGO BANK NA		1.27%	04/10/17	05/09/17	10,000,000	10,004,300
		1.14%	04/28/17	10/02/17	2,000,000	2,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.21%	04/21/17	08/21/17	2,000,000	2,000,450
						65,022,807
Variable Rate Demand Notes 3.6%
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.88%		04/07/17	1,000,000	1,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (KAISER PERMANENTE) SERIES 2002B		0.90%		04/07/17	10,000,000	10,000,000
RB (KAISER PERMANENTE) SERIES 2008B		0.90%		04/07/17	2,000,000	2,000,000
5

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.05%		04/07/17	2,000,000	2,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		04/07/17	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.90%		04/07/17	1,000,000	1,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		04/07/17	1,000,000	1,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.06%		04/07/17	1,000,000	1,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	1,000,000	1,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	1,000,000	1,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		04/07/17	1,000,000	1,000,000
						23,000,000
Other Instrument 0.5%
BANK OF AMERICA NA		1.01%	04/05/17	09/05/17	3,000,000	3,000,063
Non-Financial Company Commercial Paper 1.9%
TOYOTA MOTOR CREDIT CORP		1.19%	04/03/17	10/30/17	12,000,000	12,010,908
Total Variable-Rate Obligations
(Cost $129,000,634)						129,036,234
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 16.5% of net assets
U.S. Government Agency Repurchase Agreements* 14.0%
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $1,637,445, 4.00%, due 02/01/44)		0.81%		04/03/17	1,589,751	1,589,644
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $64,260,019, 0.75% - 2.13%, due 08/31/18 - 03/31/24)		0.82%		04/03/17	63,004,305	63,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $24,720,000, 3.00%, due 08/20/45)		0.83%		04/03/17	24,001,660	24,000,000
						88,589,644
6

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 2.5%
BNP PARIBAS SA
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by U.S. Government Agency and commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,901,436, 0.00% - 8.75%, due 05/13/19 - 01/01/49)		1.07%		04/05/17	6,001,248	6,000,087
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,240, 9.00%, due 07/15/23)		1.07%		04/06/17	1,000,208	1,000,018
WELLS FARGO SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,102, 5.95%, due 06/26/35)		1.06%		04/03/17	1,000,088	1,000,005
Issued 03/28/17, repurchase date 04/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,517, 4.38%, due 10/17/23)		1.07%		04/04/17	2,000,416	2,000,021
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,480, 5.95%, due 06/26/35)		1.07%		04/05/17	2,000,416	2,000,029
Issued 03/30/17, repurchase date 04/06/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,338, 2.35%, due 09/08/19)		1.07%		04/06/17	4,000,832	4,000,072
						16,000,232
Total Repurchase Agreements
(Cost $104,589,644)						104,589,876

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $634,147,195 and the unrealized appreciation and depreciation were $90,242 and ($13,577) respectively, with a net unrealized appreciation of $76,665.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $156,412,473 or 24.6% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

7

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
8

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG91556MAR17
9

The Charles Schwab Family of Funds
Schwab Retirement Government Money Fund™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
32.8%	Fixed-Rate Obligations	242,963,927	242,963,927
21.4%	Variable-Rate Obligations	158,262,694	158,262,694
45.9%	Repurchase Agreements	339,254,998	339,254,998
100.1%	Total Investments	740,481,619	740,481,619
(0.1%)	Other Assets and Liabilities, Net		(643,924)
100.0%	Net Assets		739,837,695

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 32.8% of net assets
U.S. Government Agency Debt 30.2%
FEDERAL HOME LOAN BANKS		0.50%		04/12/17	4,000,000	3,999,389
		0.54%		04/19/17	7,000,000	6,998,107
		0.54%		04/26/17	5,000,000	4,998,142
		0.55%		04/28/17	10,000,000	9,995,883
		0.51%		05/03/17	10,000,000	9,995,484
		0.55%		05/10/17	6,000,000	5,996,445
		0.59%		05/12/17	10,000,000	9,993,281
		0.88%		05/24/17	5,000,000	5,002,403
		0.55%		05/25/17	250,000	249,794
		0.73%		06/02/17	10,000,000	9,987,428
		0.63%		06/07/17	4,000,000	3,995,347
		0.64%		06/09/17	2,000,000	1,997,551
		0.79%		06/21/17	7,000,000	6,987,636
		0.79%		06/28/17	10,000,000	9,980,713
		0.67%		06/29/17	4,000,000	3,993,374
		0.80%		06/30/17	10,000,000	10,003,367
		0.63%		07/07/17	7,800,000	7,786,760
		0.80%		07/12/17	6,550,000	6,535,153
		0.61%		07/14/17	3,000,000	2,994,713
		0.62%		07/14/17	5,000,000	4,991,044
		0.66%		07/17/17	2,000,000	1,996,077
		0.62%		07/19/17	11,700,000	11,678,107
		0.64%		07/21/17	10,500,000	10,479,380
		0.83%		07/24/17	2,600,000	2,593,208
1

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.74%		08/03/17	9,520,000	9,495,735
		0.70%		08/11/17	1,000,000	997,433
		0.67%		08/16/17	10,000,000	9,974,503
		0.67%		08/18/17	5,000,000	4,987,065
		0.70%		08/23/17	3,000,000	2,991,660
		0.68%		08/25/17	10,000,000	9,972,260
		0.70%		08/30/17	10,000,000	9,970,849
		0.75%		09/08/17	3,000,000	2,997,636
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.25%		05/12/17	1,000,000	1,000,499
		0.75%		05/26/17	4,000,000	4,001,129
		0.75%		07/14/17	900,000	899,766
		1.00%		07/28/17	5,000,000	5,005,662
		0.83%		08/08/17	6,000,000	5,982,155
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.75%		04/20/17	1,000,000	1,000,100
		1.13%		04/27/17	1,359,000	1,359,526
						223,864,764
U.S. Treasury Debt 2.6%
UNITED STATES TREASURY		0.88%		04/15/17	1,000,000	1,000,140
		0.75%		06/30/17	15,000,000	14,998,294
		2.38%		07/31/17	100,000	100,605
		1.00%		12/15/17	3,000,000	3,000,124
						19,099,163
Total Fixed-Rate Obligations
(Cost $242,963,927)						242,963,927

Variable-Rate Obligations 21.4% of net assets
U.S. Government Agency Debt 19.7%
FEDERAL HOME LOAN BANKS		0.57%		04/21/17	25,000,000	24,999,980
		0.89%		05/16/17	250,000	250,000
		0.79%		05/17/17	5,000,000	5,001,525
		0.75%		05/24/17	5,000,000	5,000,000
		0.80%	04/23/17	06/23/17	10,000,000	9,999,764
		0.59%	04/17/17	07/17/17	5,000,000	5,000,128
		0.61%	04/26/17	07/26/17	10,000,000	9,999,806
		0.60%	05/15/17	08/15/17	2,850,000	2,850,249
		1.04%	06/01/17	09/01/17	15,000,000	15,019,394
		1.13%	06/29/17	09/29/17	1,250,000	1,251,170
		0.80%	04/06/17	10/06/17	15,000,000	15,000,000
		0.94%	05/15/17	11/15/17	4,000,000	4,003,328
		0.97%	04/02/17	01/02/18	7,000,000	7,015,473
		0.66%	05/09/17	02/09/18	8,000,000	8,000,000
		0.80%	04/12/17	04/12/18	5,000,000	5,001,834
		0.68%	05/13/17	05/11/18	3,000,000	2,999,981
		0.69%	05/15/17	05/15/18	6,000,000	6,000,146
		0.90%	04/20/17	07/20/18	9,000,000	9,000,000
2

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.02%		04/27/17	5,000,000	5,000,627
		0.69%	04/08/17	05/08/17	3,000,000	3,000,000
		1.11%	04/21/17	07/21/17	1,250,000	1,250,657
		0.98%	04/08/17	01/08/18	100,000	100,000
						145,744,062
U.S. Treasury Debt 1.6%
UNITED STATES TREASURY		0.86%	04/03/17	07/31/17	500,000	500,054
		0.97%	04/03/17	04/30/18	11,000,000	11,018,578
						11,518,632
Variable Rate Demand Note 0.1%
CAPITAL TRUST AGENCY
HOUSING REFUNDING RB (ATLANTIC HOUSING FDN) SERIES 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		04/07/17	1,000,000	1,000,000
Total Variable-Rate Obligations
(Cost $158,262,694)						158,262,694
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 45.9% of net assets
U.S. Government Agency Repurchase Agreements* 45.9%
BANK OF NOVA SCOTIA
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $43,525,586, 2.38% - 4.00%, due 02/01/27 - 01/01/47)		0.81%		04/03/17	42,257,850	42,254,998
DEUTSCHE BANK SECURITIES INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $75,480,002, 2.00%, due 08/31/21)		0.82%		04/03/17	74,005,057	74,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $20,600,000, 3.00% - 4.00%, due 04/01/32 - 02/01/47)		0.82%		04/03/17	20,001,367	20,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $76,220,000, 2.00% - 3.00%, due 11/25/32 - 08/20/45)		0.83%		04/03/17	74,005,118	74,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $75,480,057, 0.00% - 0.13%, due 03/29/18 - 07/15/26)		0.81%		04/03/17	74,004,995	74,000,000
3

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 03/29/17, repurchase date 04/05/17 (Collateralized by U.S. Government Agency Securities valued at $57,208,676, 3.00%, due 02/01/47)		0.78%		04/05/17	55,008,342	55,000,000
Total Repurchase Agreements
(Cost $339,254,998)						339,254,998

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $740,481,619.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
4

Schwab Retirement Government Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG94690MAR17
5

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 15, 2017

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 15, 2017